As filed with the Securities and Exchange Commission on January 27, 1998

                                                                File No. 2-34215
                                                               File No. 811-1911
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 65

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 46
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                        SCHRODER CAPITAL FUNDS (DELAWARE)
                     (FORMERLY SCHRODER CAPITAL FUNDS, INC.)
               (Exact Name of Registrant as Specified in Charter)

                   Two Portland Square, Portland, Maine 04101
               (Address of Principal Executive Office) (Zip Code)

        Registrant's Telephone Number, including Area Code: 207-879-1900
--------------------------------------------------------------------------------

                           Catherine S. Wooledge, Esq.
                         Forum Financial Services, Inc.
                   Two Portland Square, Portland, Maine 04101
                     (Name and Address of Agent for Service)

                          Copies of Communications to:
                            Timothy W. Diggins, Esq.
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 10005

                               Alexandra Poe, Esq.
                 Schroder Capital Management International Inc.
                         787 Seventh Avenue, 34th Floor
                            New York, New York 10019
--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

 _____   immediately  upon  filing  pursuant to Rule 485,  paragraph  (b)
 _____   on [ ] pursuant to Rule 485,  paragraph  (b)
 _____   60 days after filing  pursuant to  Rule 485, paragraph (a)(i)
 _____   on _________ pursuant to Rule 485, paragraph (a)(i)
 __X__   75 days after  filing  pursuant to Rule 485,  paragraph  (a)(ii)
 _____   on [ ] pursuant to Rule 485, paragraph (a)(ii)
 _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being registered: Schroder Asia Fund; Schroder Japan Fund. Registrant's Schroder Asia Fund and Schroder Japan Fund are structured as master-feeder funds. This amendment is executed for the master fund.

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(C))

                                     PART A
            (Prospectuses offering Advisor Shares and Investor Shares
                 of Schroder Asia Fund and Schroder Japan Fund)

Form N-1A
 ITEM NO.         (CAPTION)                                            LOCATION IN PROSPECTUS (CAPTION)


1.                Cover Page                                           Cover Page

2.                Synopsis                                             EXPENSES OF INVESTING IN THE
                                                                       FUND -- Fee Table

3.                Condensed Financial Information                      None

4.                General Description of                               INVESTMENT OBJECTIVE AND
                  Registrant                                           POLICIES; OTHER INFORMATION --
                                                                       Capitalization and Voting, Fund Structure,
                                                                       Certain Risks of Investing in the Portfolio

5.                Management of the Fund                               MANAGEMENT OF THE FUND-- Boards of
                                                                       Trustees; Investment Adviser and Portfolio
                                                                       Managers; Administrative Services;
                                                                       Distribution Plan;  Shareholder Services
                                                                       Plan; Expenses; Portfolio Transactions

5A.               Management's Discussion of`                          Not Applicable
                  Fund Performance

6.                Capital Stock and Other Securities                   OTHER INFORMATION -- Capitalization
                                                                       and Voting; Shareholder Inquiries;
                                                                       DIVIDENDS, DISTRIBUTIONS AND  TAXES

7.                Purchase of Securities Being Offered                 MANAGEMENT OF THE FUND-- Distribution
                                                                       Plan; INVESTMENT IN THE FUND-- Purchase of
                                                                       Shares; Retirement Plans and Individual
                                                                       Retirement Accounts; Exchanges; Net Asset
                                                                       Value

8.                Redemption  or  Repurchase                           INVESTMENT IN  THE FUND --
                                                                       Redemption of Shares; Net Asset Value

9.                Pending Legal Proceedings                            Not Applicable


                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(C))

                                     PART B
                (SAI offering Advisor Shares and Investor Shares
                 of Schroder Asia Fund and Schroder Japan Fund)

Form N-1A                                                              Location in Statement of Additional
 ITEM NO.         (CAPTION)                                            INFORMATION (CAPTION)

10.               Cover Page                                           Cover Page

11.               Table of Contents                                    Table of Contents

12.               General Information and History                      OTHER INFORMATION -- Organization

13.               Investment Objectives and Policies                   ADDITIONAL INFORMATION REGARDING FUND
                                                                       INVESTMENTS; INVESTMENT RESTRICTIONS

14.               Management of the Fund                               MANAGEMENT -- Officers and Trustees;
                                                                       Investment Adviser

15.               Control Persons and Principal                        Not Applicable
                  Holders of Securities

16.               Investment Advisory and                              MANAGEMENT -- Officers and
                  Other Services                                       Trustees; Investment Adviser;
                                                                       Administrative Services; Distribution
                                                                       of Fund Shares; Fund Accounting;
                                                                       PORTFOLIO TRANSACTIONS -- Investment
                                                                       Decisions;  Brokerage and Research
                                                                       Services; OTHER INFORMATION --
                                                                       Custodian; Transfer Agent and
                                                                       Dividend Disbursing Agent; Legal
                                                                       Counsel; Independent Accountant

17.               Brokerage Allocation and                             PORTFOLIO TRANSACTIONS
                  Other Practices

18.               Capital Stock and Other Securities                   OTHER INFORMATION -- Capitalization
                                                                       and Voting

19.               Purchase, Redemption and Pricing of                  ADDITIONAL PURCHASE AND
                  Securities Being Offered                             REDEMPTION INFORMATION

20.               Tax Status                                           Taxation

21.               Underwriters                                         MANAGEMENT -- Distribution of Fund Shares

22.               Calculation of Performance Data                      OTHER INFORMATION -- Performance Information

23.               Financial Statements                                 Not Applicable

SCHRODER ASIA FUND
ADVISOR SHARES

The investment objective of Schroder Asia Fund (the "Fund") is to seek long-term capital appreciation. The Fund seeks to achieve this objective primarily through investment in equity securities of Asian companies, namely, companies domiciled or doing business in established and emerging markets in Asia. These Asian markets include China, Hong Kong SAR, India, Indonesia, Korea, Malaysia, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan, Thailand, and others in the region ( other than Japan ) that permit foreign investors to participate in their stock markets. The Fund is intended for investors who seek the aggressive growth potential of foreign markets and are willing to bear the special investment risks of investing in those markets.

The Fund invests substantially all of its assets in Schroder Asian Growth Portfolio ( the "Portfolio"). The Portfolio is a separately managed non-diversified investment company. Schroder Capital Management International Inc. is the investment adviser to the Fund and to the Portfolio. The Fund is a series of Schroder Capital Funds ( Delaware ) ( the "Trust").

This Prospectus explains concisely the information you should know before investing in the Fund's Advisor shares. Please read it carefully and keep it for future reference. You can find more detailed information about the Trust and the Fund in the [April __,] 1998 Combined Statement of Additional Information ("SAI"), as amended from time to time. The SAI has been filed with the
Securities and Exchange Commission ("SEC") and is available along with other related materials for reference on the SEC's Internet Web Site (http://www.sec.gov). A free copy may be obtained without charge from the Trust by writing to Two Portland Square, Portland, Maine 04101 or by 1-800-290-9826. The SAI has been incorporated into this Prospectus by reference. The Fund has not authorized anyone to provide you with information that is different from what is contained in this Prospectus or in other documents to which this Prospectus refers you.

FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM OR ANY OTHER GOVERNMENT AGENCY AND ALSO ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR ITS AFFILIATES. FUND INVESTMENTS INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                                PROSPECTUS
                                                                [APRIL __, 1998]

================================================================================

               FUNDS AVAILABLE THROUGH SCHRODER FUND ADVISORS INC.
        PLEASE CALL FOR COMPLETE INFORMATION AND TO OBTAIN A PROSPECTUS.
             PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.


               SCHRODER CAPITAL FUNDS ( DELAWARE ) 1-800-290-9826
                               SCHRODER ASIA FUND

SCHRODER CAPITAL FUNDS (DELAWARE) 1-800-290-9826                 SCHRODER SERIES TRUST  1-800-464-3108
  SCHRODER INTERNATIONAL FUND                                      SCHRODER LARGE CAPITALIZATION EQUITY FUND
  SCHRODER INTERNATIONAL SMALLER COMPANIES FUND                    SCHRODER SMALL CAPITALIZATION VALUE FUND
  SCHRODER INTERNATIONAL BOND FUND                                 SCHRODER MIDCAP VALUE FUND
  SCHRODER EMERGING MARKETS FUND                                   SCHRODER INVESTMENT GRADE INCOME FUND
  SCHRODER JAPAN FUND                                              SCHRODER SHORT-TERM INVESTMENT FUND
  SCHRODER U.S. EQUITY FUND
  SCHRODER U.S. SMALLER COMPANIES FUND                            SCHRODER SERIES TRUST II  1-800-464-3108
  SCHRODER MICRO CAP FUND                                           SCHRODER ALL-ASIA FUND

================================================================================

EXPENSES OF INVESTING IN THE FUND

FEE TABLE

         Expenses are one of several factors to consider when investing in the Fund's Advisor Shares. There are no transaction expenses associated with purchases or redemptions of Advisor Shares. The "Annual Operating Expenses" table and related "Example" estimate the expenses that your investment in Advisor Shares would incur based upon the Fund's anticipated expenses for its first fiscal year. Annual Operating Expenses include the Fund's pro rata portion of all estimated operating expenses of the Portfolio. The Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in the Fund over specified periods. See "Management of the Fund -- Fees -- Expenses".

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)(1)
     Management Fees (after fee waivers)(2)(3).......................................................... 0.95%
     12b-1 Fees.........................................................................................  None
     Other Expenses (after fee waivers and expense reimbursements)(3)................................... 0.80%
                                                                                                         -----
     Total Fund Operating Expenses (after fee waivers and expense reimbursements)(3).................... 1.75%

-----------
     (1) The Fund's expenses include the Fund's pro rata portion of all operating expenses of the Portfolio.
     (2) Management Fees reflect the fees to be paid to SCMI and Schroder Advisors for investment advisory and administrative services if the Fund's assets are invested in the Portfolio.
     (3) SCMI and Schroder Advisors have voluntarily undertaken to waive a portion of their fees and assume certain expenses of the Fund during the current fiscal year in order to limit the Fund's total expenses to [1.75]% of the Fund's average daily net assets. This undertaking cannot be withdrawn except by a majority vote of the Trust's Board of Trustees. See "Management of the Fund -- Expenses". Without fee waivers, Management Fees, Other Expenses and Total Fund Operating Expenses would be %, % and %, respectively.

EXAMPLE

         The table below indicates how much you would pay in total expenses on a $1,000 investment in the Fund, assuming: (1) a 5% annual return; and (2) redemption at the end of each time period. The example is based on the expenses listed above, assumes reinvestment of all dividends and other distributions, and assumes both payment of the maximum sales charge and payment of no sales charge. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES OR RETURNS MAY VARY FROM THOSE SHOWN. FEDERAL REGULATIONS REQUIRE THE EXAMPLE TO ASSUME A 5% ANNUAL RETURN, BUT ACTUAL RETURNS WILL VARY.

         PERIOD

         1 YEAR..............................................................$18
         3 YEARS.............................................................$55

INVESTMENT OBJECTIVE AND POLICIES

         The Fund's investment objective is to seek long-term capital appreciation. The Fund seeks to achieve this objective through investment primarily in equity securities of companies domiciled or doing business in established and emerging markets in Asia.

         The Fund is intended for investors who seek the aggressive growth potential of foreign markets and are willing to bear the special investment risks of investing in those markets. Investments in the securities of foreign issuers generally involve risks in addition to the risks associated with investments in the securities of U.S. issuers.

         The Fund currently seeks to achieve its investment objective by investing its assets in the Portfolio. The Portfolio has investment objectives that are identical to those of the Fund and has substantially similar investment policies. There can be no assurance that the Fund or the Portfolio will achieve its investment objective.

         Although the following information describes the investment policies of the Fund, it applies generally to the Portfolio.

         As a matter of fundamental policy, under normal market conditions the Fund invests at least 65% of its total assets in equity securities of Asian companies.

         Asian  companies in which the Fund may invest include  companies  that:
(1) are organized under the laws of China, Hong Kong SAR, India, Indonesia, Korea, Malaysia, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan, or Thailand, or any other countries (other than Japan) in the Asian region located south of the border of the former Soviet Union, east of the borders of Afghanistan and Iran, north of the Australian sub-continent, and west of the International Date Line and that, in the future, permit foreign investors to participate in their stock markets (collectively, "Asian countries", and each, an "Asian country"); or (2) as determined by SCMI, either: (a) derive at least 75% of their revenues from goods produced or sold, investments made or services performed in Asian countries; or (b) maintain at least 75% of their assets in Asian countries.

         Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible preferred stocks, convertible debt securities, and stock rights and warrants to purchase any of the foregoing, as well as equity interests in trusts, partnerships, joint ventures, or similar enterprises, and American or Global Depositary Receipts, and other similar instruments providing for indirect investment in securities of foreign issuers. Under certain circumstances, the Fund may invest indirectly in equity securities by investing in other investment companies or similar pooled vehicles. See "Investment in Other Investment Companies". Under normal market conditions, the Fund will be invested in at least five Asian countries.

         The Fund may invest up to 10% of its total assets in debt securities, including, for example, securities of foreign corporations or governments, or international organizations that are unrated or rated below investment grade. See "Debt Securities" and "Other Investment Practices and Risk Considerations".

         All percentage limitations on investments apply at the time of purchase and will not be considered violated unless an excess or a deficiency occurs or exists immediately after and as a result of the investment, except that the policies stated with regard to borrowing and liquidity will be observed at all times. Additional information concerning the investment policies and restrictions of the Fund and the Portfolio is contained in the SAI.

OTHER INVESTMENT PRACTICES AND RISK CONSIDERATIONS

         At times, SCMI may judge that market conditions make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, SCMI may temporarily use alternative strategies, primarily designed to reduce fluctuations in the values of the Fund's assets. In implementing these "defensive" strategies, the Fund may invest without limit in U.S. government securities, another high-quality debt instruments that SCMI believes to be consistent with the Fund's best interests.

         The Fund may invest more than 25% of its total assets in issuers located in any one of the Asian countries. To the extent that it does so, the Fund is more exposed to factors that could adversely affect that country, including political and economic developments and foreign exchange rate fluctuations as discussed above. As a result of investing substantially in one country, the value of the Fund's assets may fluctuate more widely than the value of shares of a comparable fund with a lesser degree of geographic concentration.

         The Fund may also engage in the following investment practices, each of which involves certain risks. The SAI contains more detailed information about these practices (some of which may be considered "derivative" investments), including limitations designed to reduce these risks.

         FOREIGN SECURITIES. Investments in foreign securities entail certain risks. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or in delivery of securities or in the recovery of the Fund's assets held abroad) and expenses not present in the settlement of domestic investments. The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including without limitation, the issuer's balance of payments, overall debt level, and cash flow considerations related to the availability of tax or other revenues to satisfy the issuer's obligations.

         In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, currency devaluations, and diplomatic developments that could affect the value of the Fund's investments in certain foreign countries. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the Fund's ability to invest in securities of issuers located in those countries.

         Most of the Fund's assets and income are expected to be denominated in foreign currencies. Currency values are affected by a wide variety of economic forces and events; thus, fluctuations in values can be difficult, if not impossible, to predict. If the Fund purchases securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income. Further, if the value of a particular currency declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such other currency required to be converted into U.S. dollars in order to pay such expenses will be greater than the amount that would have been needed at the time the expenses were incurred. The Fund may buy or sell foreign currencies and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments.

         Special tax considerations apply to foreign securities. In determining whether to invest in foreign securities, SCMI considers the likely impact of foreign taxes on the net yield available to the Fund and its shareholders. Income and/or gains received by the Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Any such taxes paid by the Fund will reduce the net income available for the Fund to allocate to shareholders.

         EMERGING MARKETS. The Fund intends to invest in securities of issuers in Asian emerging market countries and may at times invest a substantial portion of its assets in such securities. The prices of securities of issuers in emerging market countries are subject to greater volatility than those of issuers in more developed countries. Investments in emerging market countries are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such countries. For example, the securities market and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Although many of the securities in which the Fund may invest are traded on securities exchanges, they may trade in limited volume, and the exchanges may not provide all of the conveniences or protections provided by securities exchanges in more developed markets. The Fund may also invest a substantial portion of its assets in securities traded in the over-the-counter markets in Asian countries and not on any exchange, which may affect the liquidity of the investment and expose the Fund to the credit risk of its counterparties in trading those investments. Emerging market countries may experience extremely high rates of inflation, which may adversely affect these countries' economies and securities markets.

         FOREIGN EXCHANGE CONTRACTS. Changes in currency exchange rates will affect the U.S. dollar values of securities denominated in foreign currencies. Exchange rates between the U.S. dollar and other currencies fluctuate in response to forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation, and other factors, many of which may be difficult (if not impossible) to predict. When investing in foreign securities, the Fund usually effects currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign exchange market. The Fund incurs foreign exchange expenses in converting assets from one currency to another.

         The Fund may enter into forward contracts for the purchase or sale of foreign currency: (1) to "lock in" the U.S. dollar price of the securities denominated in a foreign currency or the U.S. dollar value of interest and dividends to be paid on such securities; or (2) to hedge against the possibility that a foreign currency may suffer a decline against the U.S. dollar. A forward currency contract is an obligation to purchase or sell a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties) at a price set at the time of the contract. This method of attempting to hedge against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of securities and exposes the Fund to the risk that the counterparty is unable to perform. Although the strategy of engaging in foreign currency transactions could reduce the risk of loss due to a decline in the value of the hedged currency, it could also limit the potential gain from an increase in the value of the currency.

         The Fund does not intend to maintain a net exposure to such contracts if the fulfillment of obligations under such contracts would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in the currency. The Fund will not enter into these contracts for speculative purposes and will not enter into non-hedging currency contracts. The Fund will generally not enter into a forward contract with a term of greater than one year. Forward contracts are not exchange traded, and there can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a forward contract. Currently, only a limited market, if any, exists for hedging transactions relating to currencies in certain emerging markets or to securities of issuers domiciled or principally engaged in business in certain emerging markets. This may limit the Fund's ability to hedge its investments in those markets. These contracts involve a risk of loss if SCMI fails to predict accurately changes in relative currency values.

         INVESTMENT IN SMALLER COMPANIES. The Fund may invest a portion of its assets in securities issued by small companies. Such companies may offer greater opportunities for capital appreciation than larger companies, but investments in such companies may involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets. Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of the Fund to dispose of such securities may be greatly limited, and the Fund may have to continue to hold such securities during periods when SCMI would otherwise have sold the security.

         NON-DIVERSIFICATION. The Fund is a "non-diversified" investment company under the Investment Company Act of 1940, as amended. This means that it may invest its assets in a limited number of issuers. Under the Internal Revenue Code, the Fund generally may not invest more than 25% of its assets in securities of any one issuer other than U.S. government securities and, with respect to 50% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). Thus, the Fund may invest up to 25% of its total assets in the securities of each of any two issuers. To the extent the Fund invests in securities of relatively few issuers, the value of its shares will be affected by changes in the values of those securities more than if it had invested in a more diversified portfolio.

         DEBT  SECURITIES.  The  Fund  may  seek  capital  appreciation  through investment in convertible or non-convertible debt securities. The Fund may invest in debt securities issued or guaranteed by Asian governments (including countries, provinces and municipalities) or their agencies and instrumentalities ("governmental entities"); debt securities issued or guaranteed by international organizations designated or supported by multiple foreign governmental entities (which are not obligations of foreign governments) to promote economic reconstruction or development; and debt securities issued by corporations or financial institutions.

         The Fund may invest in lower-quality, high-yielding debt securities that may be rated below investment grade. Lower-rated debt securities (commonly called "junk bonds") are considered to be of poor standing and predominantly speculative. Securities in the lowest rating categories may have extremely poor prospects of attaining any real investment standing, and some of those securities in which the Fund may invest may be in default. The rating services' descriptions of securities in the various rating categories, including speculative characteristics, are set forth in the SAI.

         The values of lower-rated securities fluctuate in response to changes in interest rates like those of other fixed-income securities. In addition, the lower ratings of such securities reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. Changes by recognized rating services in their ratings of any fixed-income security and in the ability or perceived inability of an issuer to make payments of interest and principal may also affect the value of these investments. See the SAI.

         OPTIONS AND FUTURES TRANSACTIONS. Although the Fund does not presently intend to do so, it may: (1) write covered call options on portfolio securities, and the U.S. dollar and Asian country currencies without limit; (2) write covered put options on portfolio securities and the U.S. dollar and Asian country currencies with the limitation that the aggregate value of the obligations underlying the puts determined as of the date the options are sold will not exceed 50% of the Fund's net assets; (3) purchase call and put options in amounts up to 5% of its total assets; and (4)(a) purchase and sell exchange-traded futures contracts on underlying portfolio securities, any Asian country currency, U.S. and Asian country fixed-income securities and such indices of U.S. or Asian country equity or fixed-income securities as may exist or come into being, and (b) purchase and write call and put options on such futures contracts, in all cases involving such futures contracts or options on futures contracts for hedging purposes only, and without limit, except that the Fund may not enter into futures contracts or purchase related options if, immediately thereafter, the amount committed to margin plus the amount paid for premiums for unexpired options on futures contracts generally exceeds 5% of the value of the Fund's total assets. All of the foregoing are referred to as "Hedging Instruments".

         In general, the Fund may use Hedging Instruments: (1) to protect against declines in the market value of the Fund's portfolio securities or stock index futures, and the currencies in which they are denominated, or (2) to establish a position in securities markets as a temporary substitute for purchasing securities. The Fund will not use Hedging Instruments for speculation. Hedging Instruments have certain risks associated with them, including: (1) the possible failure of such instruments as hedging techniques in cases where the price movement of the securities underlying the options or futures does not follow the price movements of the portfolio securities subject to the hedge; (2) potentially unlimited loss associated with futures transactions and the possible lack of a liquid secondary market for closing out a futures position; and (3) possible losses resulting from the inability of the Fund's investment adviser to predict the direction of stock prices, interest rates, relative currency values and other economic factors. In addition, only a limited market, if any, currently exists for hedging transactions relating to currencies in many Asian countries or to securities of issuers domiciled or principally engaged in business in Asian countries. This may limit the Fund's ability to hedge its investments in such Asian countries. The Fund has no plans to enter into currency futures or options contracts but may do so in the future. See "Options and Futures Transactions" in the SAI for additional information on Hedging Instruments the Fund may use and the risks associated with them.

         RISK FACTORS IN OPTIONS AND FUTURES TRANSACTIONS. Options and futures transactions involve costs and may result in losses. The use of options and futures involves certain special risks, including the risks that the Fund may be unable at times to close out such positions, that hedging transactions may not accomplish their purpose because of imperfect market correlations, or that SCMI may not forecast market movements correctly.

         The effective use of options and futures strategies is dependent on, among other things, the Fund's ability to terminate options and futures positions at times when SCMI deems it desirable to do so. Although the Fund will enter into an option or futures contract position only if SCMI believes that a liquid secondary market exists for the option and futures contract, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at any acceptable price.

         The Fund generally expects that its options and futures contract transactions will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter markets. The Fund's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Fund. The Fund will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in SCMI's opinion, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their contractual obligations. The Fund will treat over-the-counter options (and, in the case of options sold by the Fund, the underlying securities held by the Fund) as illiquid investments as required by applicable law.

         The use of options and futures strategies also involves the risk of imperfect correlation between movements in the prices of options and futures contracts and movements in the value of the underlying securities or index, or in the prices of the securities that are the subject of a hedge. The successful use of these strategies further depends on the ability of SCMI to forecast market movements correctly.

         Because the markets for certain options and futures contracts in which the Fund invests are relatively new and still developing and may be subject to regulatory restraints, the Fund's ability to engage in transactions using such investments may be limited. The Fund's ability to engage in hedging transactions may be limited by a certain regulatory and tax considerations. The Fund's hedging transactions may affect the character or amount of its allocations to interestholders.

         For more information about any of the options and futures transactions described above, see the SAI.

         SECURITIES LOANS, REPURCHASE AGREEMENTS, AND FORWARD COMMITMENTS. The Fund may lend portfolio securities amounting to not more than one-half of its total assets to brokers, dealers and financial institutions meeting specified credit conditions, and may enter into repurchase agreements without limit. These transactions must be fully collateralized at all times but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral. The Fund may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date.

         LIQUIDITY. The Fund will not invest more than 15% of its net assets in securities determined by SCMI to be illiquid. Certain securities that are restricted as to resale may nonetheless be resold by the Fund in accordance with Rule 144A under the Securities Act of 1933, as amended. Such securities may be determined by SCMI to be liquid for purposes of compliance with the limitation on the Fund's investment in illiquid securities. There can, however, be no assurance that the Fund will be able to sell such securities at any time when SCMI deems it advisable to do so or at prices prevailing for comparable securities that are more widely held.

         INVESTMENTS IN OTHER INVESTMENT COMPANIES OR VEHICLES. The Fund is permitted to invest in other investment companies or pooled vehicles, including closed-end funds, that are advised by SCMI or its affiliates or by unaffiliated parties. Pursuant to the 1940 Act, the Fund may invest in the shares of other investment companies that invest in securities in which the Fund is permitted to invest, subject to the limits and conditions required under the 1940 Act or any orders, rules or regulations thereunder. When investing through investment companies, the Fund may pay a premium above such investment companies' net asset value per share. As a shareholder in an investment company, the Fund would bear its ratable share of the investment company's expenses, including its advisory and administrative fees. At the same time, the Fund would continue to pay its own fees and expenses.

         TEMPORARY INVESTMENTS. For cash management purposes, pending investment in accordance with the Fund's investment objective, or temporary defensive purposes, the Fund may invest without limitation in (or enter into repurchase agreements maturing in seven days or less with U.S. and foreign banks and broker-dealers with respect to) short-term debt securities, including commercial paper, U.S. Treasury bills, other short-term U.S. government securities, certificates of deposit, and bankers' acceptances of U.S. or foreign banks. The Fund also may hold cash and time deposits denominated in any major foreign currency in foreign banks. To the extent that the Fund assumes a temporary defensive position, it may not be pursuing its investment objective. See the SAI for further information about these securities.

         INVESTMENT POLICY CHANGES. The investment objective and fundamental investment policies of the Fund may not be changed without approval of the holders of a majority of the outstanding voting securities of the Fund. A majority of outstanding voting securities means the lesser of: (1) 67% of the shares present or represented at a shareholder meeting at which the holders of more than 50% of the outstanding shares are present or represented; or (2) more than 50% of outstanding shares. Non-fundamental investment policies may be changed by the Trust Board without approval of the Fund's investors. All investment policies are non-fundamental unless stated otherwise.

         PORTFOLIO TURNOVER. The Fund may engage in short-term trading, but its portfolio turnover rate is not expected to exceed 100%. High portfolio turnover and short-term trading involve correspondingly greater commission expenses, transaction costs and potentially higher amounts of taxable income. See "Taxation" in the SAI.

MANAGEMENT OF THE FUND


                          NEW SCHRODER GRAPHIC OF WORLD



BOARDS OF TRUSTEES

         The business and affairs of the Fund are managed under the direction of the Board of Trustees of the Trust. The business and affairs of the Portfolio are managed under the direction of the Board of Trustees of Schroder Capital Funds (the "Core"), a Delaware business trust of which the Portfolio is a series of shares. Information regarding the trustees and executive officers of the Trust, as well as Core's trustees and executive officers, is contained in the SAI under "Management, Trustees and Officers."

INVESTMENT ADVISER AND PORTFOLIO MANAGERS

         SCMI is a wholly owned U.S. subsidiary of Schroders Incorporated (doing business in New York as Schroders Holdings), the wholly owned U.S. holding company subsidiary of Schroders plc. Schroders plc is the holding company parent of a large world-wide group of banks and financial services companies.

         SCMI serves as investment adviser to the Fund under an investment advisory agreement with the Trust (the "Fund Advisory Agreement"). Under the Fund Advisory Agreement, SCMI has agreed to furnish a continuous investment program for the Fund and makes investment decisions on its behalf. For these services, SCMI is entitled to receive an investment advisory fee payable monthly, on assets managed directly at the Fund level, at the annual rate of 0.90% of the Fund's average daily net assets. The Fund Advisory Agreement, however, provides that SCMI is not entitled to receive an investment advisory fee from the Fund on assets invested in the Portfolio.

         The Fund currently pursues its investment objective through investment in the Portfolio. The Fund's investments may be withdrawn from the Portfolio at any time if the Trust Board determines that it is in the best interests of the Fund and its shareholders to do so. See "Other Information -- Fund Structure".

         Subject to such policies as the Core Board may determine, SCMI also furnishes a continuous investment program for the Portfolio and makes investment decisions on its behalf. For these services, the investment advisory agreement between SCMI and Schroder Core provides that SCMI is entitled to receive monthly advisory fees at the annual rates of 0.70% of the Portfolio's average daily net assets. The advisory agreement between Schroder Core and SCMI with respect to the Portfolio is the same in all material respects as the Fund Advisory Agreement (except as to the parties and the circumstances under which fees will be paid).

     The Fund's and the Portfolio's current investment management team includes Louise Croset, a Trustee and President of the Trust, and Heather F. Crighton,
Vice President of the Trust. Ms. Croset and Ms. Crighton are primarily responsible for the day-to-day management of the investment portfolio, with the assistance of SCMI's Asian investment management teams. Ms. Croset and Ms. Crighton are primarily responsible for management of Asian securities excluding Japan.

     Ms. Croset has managed the Fund's and the Portfolio's assets since inception. She has been a First Vice President and Director of SCMI since 1993. She served as a Vice President at Wellington Management Co. from 1987 to 1993. Ms. Crighton is a Vice President of SCMI and has been employed by SCMI in the investment research and portfolio management areas since 1992.

ADMINISTRATIVE SERVICES

         On behalf of the Fund, the Trust has entered into an administration agreement with Schroder Advisors and a subadministration agreement with Forum. Under these agreements, Schroder Advisors and Forum provide certain management and administrative services necessary for the Fund's operations. For providing services to the Fund, Schroder Advisors and Forum are each entitled to monthly fees at the respective annual rates of 0.20% and 0.10% of the Fund's average daily net assets. Schroder Advisors and Forum provide similar services to the Portfolio, for which each is entitled to a monthly fee at the annual rate of 0.05% of the Portfolio's average daily net assets.


DISTRIBUTOR AND DISTRIBUTION PLAN

         Schroder Fund Advisors Inc. ("Schroder Advisors"), 787 Seventh Avenue, New York, New York 10019, serves as Distributor of Fund shares. Schroder Advisors was organized in 1989 as a registered broker-dealer to serve as an administrator and distributor for the Fund and other mutual funds.

         Under the Distribution Agreement, Schroder Advisors has agreed to use its best efforts to secure purchases of Fund shares in jurisdictions in which such shares may be legally offered for sale. Schroder Advisors is not obligated to sell any specific amount of Fund shares. Further, Schroder Advisors has agreed in the Distribution

Agreement to serve without compensation and to pay from its own resources all costs and expenses incident to the sale and distribution of Fund shares including expenses for printing and distributing prospectuses and other sales materials to prospective investors, advertising expenses, and the salaries and expenses of its employees or agents in connection with the distribution of Fund shares.

         The Trust may compensate Schroder Advisors under a distribution plan, adopted pursuant to Rule 12b-1 under the 1940 Act (the "Distribution Plan") by the Trust on behalf of the Fund's Advisor Shares. Payments under the Distribution Plan would be made monthly at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Advisor Shares. Schroder Advisors, in turn, may use these payments to compensate others for services provided, or to reimburse others for expenses incurred, in connection with the distribution of Advisor Shares. The maximum annual amount payable under the Distribution Plan is currently 0.25%, but no payments will be made under the Distribution Plan until the Board so authorizes.

         Payments under the Distribution Plan may be for various types of costs, including: (1) advertising expenses, (2) costs of printing prospectuses and other materials to be given or sent to prospective investors, (3) expenses of sales employees or agents of Schroder Advisors, including salary, commissions, travel and related expenses in connection with the distribution of Advisor Shares, (4) payments to broker-dealers who advise shareholders regarding the purchase, sale, or retention of Advisor Shares, and (5) payments to banks, trust companies, broker-dealers (other than Schroder Advisors) or other financial organizations (collectively, "Service Organizations"). Payments to a particular Service Organization under the Distribution Plan are calculated by reference to the average daily net assets of Advisor Shares owned beneficially by investors who have a brokerage or other service relationship with the Service Organization. The Fund will not be liable for distribution expenditures made by Schroder Advisors in any given year in excess of the maximum amount payable under the Distribution Plan in that year. Costs or expenses in excess of the annual limit may not be carried forward to future years. Salary expenses of sales personnel who are responsible for marketing various shares of portfolios of the Trust may be allocated to those portfolios, including the Advisor Shares of the Fund, that have adopted a plan similar to that of the Fund on the basis of average daily net assets. Travel expenses may be allocated to, or divided among, the particular portfolios of the Trust for which they are incurred.

SHAREHOLDER SERVICE PLAN

         The Trust, on behalf of the Fund, has also adopted a shareholder service plan (the "Shareholder Service Plan") pursuant to which Schroder Advisors is authorized to pay Service Organizations a servicing fee. Payments under the Shareholder Service Plan may be for various types of services, including: (i) answering customer inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Fund may be effected and other matters pertaining to the Fund's services, (ii) providing necessary personnel and facilities to establish and maintain shareholder accounts and records, (iii) assisting shareholders in arranging for processing purchase, exchange and redemption transactions, (iv) arranging for the wiring of funds,
(v) guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts, (vi) integrating periodic statements with other customer transactions and (vii) providing such other related services as the shareholder may request. The maximum amount payable under the Shareholder Service Plan to Schroder Advisors is 0.25% of the Fund's average daily net assets attributable to Advisor Shares.

         Payments to a particular Service Organization under the Shareholder Service Plan are calculated by reference to the average daily net assets of Advisor Shares owned beneficially by investors who have a service relationship with the Service Organization. Some Service Organizations may impose additional or different conditions on their clients, such as requiring them to invest more than the minimum investments specified by the Fund or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts paid to the Service Organization by Schroder Advisors. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult them regarding any such fees or conditions.

EXPENSES

         The Fund bears all costs of its operations other than expenses specifically assumed by SCMI or Schroder Advisors. The costs borne by the Fund include legal and accounting expenses; Trustees' fees and expenses; insurance premiums, custodian and transfer agent fees and expenses; expenses of registering and qualifying the Fund's shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on portfolio securities and pricing of the Fund's shares; expenses of maintaining the Trust's and the Fund's legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. For assets invested in a Portfolio, the Fund also bears its ratable share of the Portfolio's expenses, including any investment advisory fees payable to SCMI. Trust expenses directly attributed to the Fund are charged to the Fund; other Trust expenses are allocated proportionately among all the series of the Trust in relation to the net assets of each series, and any class expenses directly attributable to a class of shares are allocated to the particular class. [SCMI and Schroder Advisors have undertaken voluntarily to waive a portion of their fees or assume certain expenses of the Fund in order to limit total Fund expenses, excluding taxes, interest, brokerage commissions and other Fund transaction expenses and extraordinary expenses chargeable to Advisor Shares, to [1.75]% of the average daily net assets of the Fund attributable to those shares. This expense limitation can not be modified or withdrawn except by a vote of the Trust Board. ]If expense reimbursements are required, they will be made on a monthly basis.SCMI, Schroder Advisors, or Forum may waive voluntarily all or a portion of its fees, from time to time.

PORTFOLIO TRANSACTIONS

         SCMI places orders for the purchase and sale of the Fund's investments with brokers and dealers it selects and seeks "best execution" of such portfolio transactions. The Fund may pay brokers higher than the lowest available commission rates when SCMI believes it is reasonable to do so in light of the value of the brokerage and research services provided. Commission rates for brokerage transactions are fixed on many foreign securities exchanges, which may cause higher brokerage expenses to accrue to the Fund than would be the case for comparable transactions effected on U.S. securities exchanges.

         Subject to the Fund's policy of obtaining the best price consistent with quality of execution on transactions, SCMI may employ Schroder Securities Limited and its affiliates (collectively, "Schroder Securities"), affiliates of Schroder, to effect transactions of the Fund or the Portfolio on certain foreign securities exchanges. Because of the affiliation between SCMI and Schroder Securities, payment of commissions by the Fund or a Portfolio to Schroder Securities is subject to procedures adopted by the Schroder Core Board designed to ensure that commissions will not exceed the usual and customary brokers' commissions. No specific portion of the Fund's brokerage will be directed to Schroder Securities, and in no event will Schroder Securities receive any brokerage in recognition of research services.

INVESTMENT IN THE FUND

PURCHASE OF SHARES

         Investors may purchase Advisor Shares directly from the Trust. Prospectuses, sales material and account applications can be obtained from the Trust or through Forum Shareholder Services, LLC, the Fund's transfer agent (the "Transfer Agent"). See "Other Information -- Shareholder Inquiries". Investments also may be made through broker-dealers and other financial institutions that assist their customers in purchasing Fund Shares ("Financial Institutions"). Financial Institutions may charge their customers a service fee for processing orders to purchase or sell shares. Investors wishing to purchase Shares through their accounts at a Financial Institution should contact that organization directly for appropriate instructions.

         The Fund's Advisor Shares are offered at the net asset value next-determined after receipt of a completed account application (at the address set forth below). The minimum initial investment is $2,500 and the minimum subsequent investment is $250. All purchase payments are invested in full and fractional shares. The Fund is authorized to reject any purchase order.

     Purchases may be made by mailing a check (in U.S. dollars), payable to Schroder Asia Fund to:

                           Schroder Asia Fund -- Advisor Shares
                           P.O. Box 446
                           Portland, Maine 04112

         For initial purchases, the check must be accompanied by a completed account application in proper form. Further documentation, such as corporate resolutions and instruments of authority, may be requested from corporations, administrators, executors, personal representatives, directors or custodians to evidence the authority of the person or entity making the subscription request.

         Subsequent purchases may be made by mailing a check, by sending a bank wire, or through a shareholder's Service Organization, as indicated above. All payments should clearly indicate the shareholder's name and account number.

         Investors and Service Organizations (on behalf of their customers) may transmit purchase payments by Federal Reserve Bank wire directly to the Fund as follows:

                           The Chase Manhattan Bank
                           New York, NY
                           ABA No.: 021000021
                           For Credit To: Forum Shareholder Services, LLC Account. No.: 910-2-718187
                           Ref.: Schroder Asia Fund -- Advisor Shares
                           Account of: (shareholder name)
                           Account No.: (shareholder account number)

         The wire order must specify the name of the Fund, the shares' class (I.E., Advisor Shares), the account name and number, address, confirmation number, amount to be wired, name of the wiring bank, and name and telephone number of the person to be contacted in connection with the order. If the initial investment is by wire, an account number will be assigned and a completed account application must be mailed to the Fund before any transaction will be effected. Wire orders received prior to the close of the New York Stock Exchange (the "Exchange") on a day when the Exchange is open for trading are processed at the net asset value determined as of that day. Wire orders received after the close of the Exchange are processed at the net asset value determined. See "Net Asset Value".

         The Fund's Transfer Agent establishes for each shareholder of record an open account to which all shares purchased and all reinvested dividends and other distributions are credited. Although most shareholders elect not to receive share certificates, certificates for full shares can be obtained by written request to the Fund's Transfer Agent. No certificates are issued for fractional shares.

         The Transfer Agent will deem an account lost if six months have passed since correspondence to the shareholder's address of record is returned, unless the Transfer Agent determines the shareholder's new address. When an account is deemed lost, dividends and other distributions are automatically reinvested. In addition, the amount of any outstanding checks for dividends and other distributions that have been returned to the Transfer Agent are reinvested, and the checks are canceled.

RETIREMENT PLANS AND INDIVIDUAL RETIREMENT ACCOUNTS

         Fund Advisor Shares are offered in connection with tax-deferred retirement plans. Application forms and further information about these plans, including applicable fees, are available upon request. Before investing in the Fund through one of these plans, investors should consult their tax advisors.

         The Fund may be used as an investment vehicle for an IRA including SEP-IRA. An IRA naming The First National Bank of Boston as custodian is available from the Trust or the Transfer Agent. The minimum initial investment for an IRA is $250; the minimum subsequent investment is $250. Under certain circumstances contributions to an IRA may be tax deductible. IRAs are available to individuals (and their spouses) who receive compensation or earned income whether or not they are active participants in a tax-qualified or government-approved retirement plan. An IRA contribution by an individual or spouse who participates in a tax-qualified or government-approved retirement plan may not be deductible, depending upon the individual's income. Individuals also may establish an IRA to receive a "rollover" contribution of distributions from another IRA or qualified plan. Tax advice should be obtained before effecting a rollover.

EXCHANGES

         You may exchange the Fund's Advisor Shares for "Advisor" class shares of any fund offered by the Schroder family of funds so long as your investment meets the initial investment minimum of the fund being purchased and you maintain the respective minimum account balance in each fund in which you own shares.
Exchanges between each fund are at net asset value.

         For federal income tax purposes an exchange is considered to be a sale of shares on which you may realize a capital gain or loss. If you hold Advisor Shares through a Service Organization, you must make an exchange through the Service Organization. If you hold Advisor Shares directly, you may make an exchange by calling the Transfer Agent at 1-800-344-8332 see "Redemption of Shares -- By Telephone" or by mailing written instructions to Schroder Capital Funds (Delaware), P.O. Box 446, Portland, Maine 04112. Exchange privileges may be exercised only in those states where shares of the other funds of the Schroder family of funds may legally be sold. Exchange privileges may be amended or terminated at any time upon sixty (60) days' notice.

REDEMPTION OF SHARES

         Advisor Shares are redeemed at their next determined net asset value after receipt by the Fund (see the address set forth under "Purchase of Shares") of a redemption request in proper form. Redemption requests that are received prior to the close of the Exchange on a day on which the Exchange is open are processed at the net asset value determined as of that day. Redemption requests that are received after the close of the Exchange are processed at the net asset value next determined. See "Net Asset Value".

         BY TELEPHONE. Redemption requests may be made by telephoning the Transfer Agent at the telephone number on the cover page of this Prospectus. A shareholder must provide the Transfer Agent with the class of shares, the dollar amount or number of shares to be redeemed, shareholder account number, and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemption privilege option has been elected on the account application or otherwise in writing. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, reasonable procedures will be followed by the Transfer Agent to confirm that telephone instructions are genuine. The Transfer Agent and the Trust generally will not be liable for any losses due to unauthorized or fraudulent redemption requests, but either or both may be liable if they do not follow these procedures. Shares for which certificates have been issued may not be redeemed by telephone. In times of drastic economic or market change it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

         WRITTEN REQUESTS. Redemptions may be made by letter to the Fund specifying the class of Shares, the dollar amount or number of Shares to be redeemed, and the shareholder account number. The letter must also be signed in exactly the same way the account is registered (if there is more than one owner of the Shares, all must sign) and, in certain cases, signatures must be guaranteed by an institution that is acceptable to the Transfer Agent. Such institutions include certain banks, brokers, dealers (including municipal and government securities brokers and dealers), credit unions and savings associations. Notaries public are not acceptable. Further documentation may be requested to evidence the authority of the person or entity making the redemption request. Questions concerning the need for signature guarantees or documentation of authority should be directed to the Fund at the above address or by calling the telephone number appearing on the cover of this Prospectus.

         If Advisor Shares to be redeemed are held in certificate form, the certificates must be enclosed with the redemption request, and the assignment form on the back of the certificates (or an assignment separate from the certificates but accompanied by the certificates) must be signed by all owners in exactly the same way the owners' names are written on the face of the certificates. Requirements for signature guarantees and/or documentation of authority as described above could also apply. For your protection, the Trust suggests that certificates be sent by registered mail.

         ADDITIONAL REDEMPTION INFORMATION. Checks for redemption proceeds normally are mailed within seven days. No redemption proceeds are mailed until checks in payment for the purchase of the Advisor Shares to be redeemed have been cleared, which may take up to 15 calendar days from the purchase date. Unless other instructions are given in proper form, a check for the proceeds of a redemption is sent to the shareholder's address of record.

         The Fund may suspend the right of  redemption  during any period  when:
(1) trading on the Exchange is restricted or that exchange is closed; (2) the SEC has by order permitted such suspension; or (3) an emergency (as defined by rules of the SEC) exists making disposal of portfolio investments or determination of the Fund's net asset value not reasonably practicable.

         If the Trust Board determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may redeem Advisor Shares in whole or in part by a distribution in kind of portfolio securities in lieu of cash. The Fund will, however, redeem Advisor Shares solely in cash up to the lesser of $250,000 or 1% of net assets during any 90-day period for any one shareholder. In the event that payment for redeemed Advisor Shares is made wholly or partly in portfolio securities, the shareholder may be subject to additional risks and costs in converting the securities to cash. See "Additional Purchase and Redemption Information" in the SAI.

         The proceeds of a redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal income tax purposes.

         Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem shares in any account (other than an IRA) if at any time the account does not have a value of at least $2,000, unless the value of the account falls below that amount solely as a result of market activity. Shareholders will be notified that the value of the account is less than the required minimum and be allowed at least 30 days to make an additional investment to increase the account balance to at least the required minimum amount.

NET ASSET VALUE

         The net asset value per share is calculated separately for each class of shares of the Fund as of the close of the Exchange on a day on which the Exchange is open, which excludes the following U.S. holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net asset value per share for a class of shares is calculated by dividing the aggregate value of the Fund's assets allocable to a particular class, less the liabilities charged to the class, if any, by the number of outstanding shares of that class of the Fund.

         Generally, securities that are listed on recognized stock exchanges are valued at the last reported sale price, on the day when the securities are valued (the "Valuation Day"), on the primary exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges for which there were no sales on the Valuation Day are valued at the last sale price on the preceding trading day or at closing mid-market prices. Securities traded in over-the-counter markets are valued at the most recent reported mid-market price. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Core Board.

         Trading in securities on non-U.S. exchanges and over-the-counter markets may not take place on every day that the Exchange is open for trading. Furthermore, trading takes place in various foreign markets on days on which the Fund's net asset value is not calculated. If events materially affecting the value of foreign securities occur between the time when their price is determined and the time when net asset value is calculated, such securities may be valued at fair value as determined in good faith by using methods approved by the Core Board.

         All  assets  and  liabilities  of  the  Fund   denominated  in  foreign
currencies are valued in U.S. dollars based on the exchange rate last quoted by a major bank prior to the time when the Fund's net asset value is calculated.

DIVIDENDS, DISTRIBUTIONS AND TAXES

THE FUND

         The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. By complying therewith, the Fund will not have to pay federal income tax on that part of its income or net realized capital gain that is distributed to shareholders. The Fund intends to distribute substantially all of its income and net realized capital gain, and therefore, intends not to be subject to federal income tax.

         Dividends and capital-gain distributions on Advisor Shares are reinvested automatically in additional Advisor Shares at net asset value unless the shareholder has elected in the account application, or otherwise in writing, to receive dividends and other distributions in cash.

         After every dividend and other distribution, the value of a Advisor Share declines by the amount of the distribution. Purchases made shortly before a dividend or other distribution include in the purchase price the amount of the distribution, which will be returned to the investor in the form of a taxable distribution.

         Dividends from the Fund's income generally will be taxable to shareholders as ordinary income, whether the dividends are invested in additional Advisor Shares or received in cash. Distributions by the Fund of any net long-term capital gain will be taxable to a shareholder as long-term capital gain regardless of how long the shareholder has held the Advisor Shares. Such distributions will qualify for the new reduced rates for capital gains on assets held for more than 18 months to the extent they represent gains on the sale of such assets. Each year the Trust will notify shareholders of the tax status of dividends and other distributions.

         Dividends from the Fund are generally not expected to qualify for the dividends-received deduction for corporate shareholders because the Fund does not generally expect to receive dividends from domestic corporations.

         A redemption of Advisor Shares may result in taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's basis in the redeemed Advisor Shares. If Advisor Shares are redeemed at a loss after being held for six months or less, the loss will be treated as a long-term, rather than a short-term, capital loss to the extent of any capital gain distributions received on those Advisor Shares.

         The Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who do not furnish the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Depending on the residence of a shareholder for tax purposes, distributions from the Fund may also be subject to state and local taxes, including withholding taxes.

         In an effort to adhere to certain tax requirements, the Fund may have to limit its investment activity in some types of instruments.

         If the Fund's dividends exceed its taxable income in any year, all or a portion of the Fund's dividends may be treated as a return of capital to shareholders for tax purposes. Any return of capital will reduce the cost basis of your shares, which will result in a higher reported capital gain or a lower reported capital loss when you sell your shares. Shareholders will be notified by the Trust if a distribution included a return of capital.

         EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes on the Fund and its investments, which generally reduce the Fund's income.

         If the Fund is eligible to do so, it ordinarily expects to elect to permit its shareholders to take a credit (or a deduction), subject to certain limitations, for the Fund's share of foreign income taxes paid by the Fund. If the Fund does make such an election, its shareholders would include as gross income in their federal income tax returns both: (1) distributions received from the Fund; and (2) the amount that the Fund advises shareholders is their pro rata portion of foreign income taxes paid with respect to or withheld from, dividends and interest paid to the Fund from its foreign investments. Shareholders then would be entitled, subject to certain limitations, to take a foreign tax credit against their federal income tax liability for the amount of such foreign taxes or else to deduct such foreign taxes as an itemized deduction from gross income.

         The foregoing is only a summary of some of the important federal tax considerations generally affecting the Fund and its U.S. shareholders; see the SAI for further information. Shareholders should consult their own tax advisors as to the tax consequences of their ownership of Advisor Shares, including with respect to the applicability of state, local and non-U.S. taxes.

THE PORTFOLIO

         The Portfolio is not required to pay federal income tax because it is classified as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio will be deemed to have been "passed through" to the Fund in proportion to the Fund's holdings in the Portfolio, regardless of whether such interest, dividends or gains have been distributed by the Portfolio.

         The Portfolio intends to conduct its operations so as to enable the Fund, if it invests all of its assets in the Portfolio, to qualify as a regulated investment company.

OTHER INFORMATION

CAPITALIZATION AND VOTING

         The Trust was organized as a Maryland corporation on July 30, 1969; reorganized on February 29, 1988 as Schroder Capital Funds, Inc.; and reorganized on January 9, 1996, as a Delaware business trust. The Trust has authority to issue an unlimited number of shares of beneficial interest. The Trust Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Fund) and may divide portfolios or series into classes of shares (such as the Advisor Shares), and the costs of doing so are borne by the Trust or series in accordance with the Trust Instrument. The Trust currently consists of [twelve] separate Funds, each of which has a separate investment objective and policies.

         The Fund currently consists of two classes of shares, Advisor Shares and Advisor Shares. Each share of the Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation, except that, due to the differing expenses borne by the classes, dividends and liquidation proceeds for each class will likely differ.

         When issued in accordance with the terms of the prospectus, Advisor Shares are fully paid, non-assessable, and have no preemptive rights. Shareholders have non-cumulative voting rights, which means that the holders of more than 50% of the Trust's outstanding shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held). Each share of the Fund has equal voting rights, except that if a matter affects only the shareholders of a particular class only shareholders of that class shall have a right to vote. On Trust matters requiring shareholder approval, shareholders of the Trust are entitled to vote only with respect to matters that affect the interests of the Fund or the class of shares they hold, except as otherwise required by applicable law.

         There normally are no meetings of shareholders to elect Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. However, the holders of not less than a majority of the outstanding Shares of the Trust may remove any person serving as a Trustee.

REPORTS

         The Trust will send each Fund  shareholder a semi-annual  report and an
audited  annual  report,   when  available,   containing  the  Fund's  financial
statements.

PERFORMANCE

         The Fund may include quotations of average annual total return, cumulative total return and other performance measures for shares in advertisements or reports to shareholders or prospective investors. Average annual total return is based upon the overall dollar or percentage change in value of a hypothetical investment each year over specified periods. Average annual total returns reflect the deduction of the Fund's expenses (on an annual basis) and assumes investment and reinvestment of all dividends and distributions at net asset value. Cumulative total returns are calculated similarly except that the total return is aggregated over the relevant period instead of annualized.

         Performance calculations may also be compared to various unmanaged securities indices, groups of mutual funds tracked by mutual fund ratings services, or other general economic indicators. Unmanaged indices may assume the reinvestment of dividends but do not reflect deductions for administrative and management costs and expenses.

         Performance information represents only past performance and does not necessarily indicate future results. For a description of the methods used to determine total return and other performance measures for the Fund, see the SAI.

CUSTODIAN AND TRANSFER AGENT

         The Chase Manhattan Bank, Global Custody Division, is custodian of the Fund's and of the Portfolio's assets. Forum Shareholder Services, LLC serves as the Fund's transfer agent and dividend disbursing agent.

SHAREHOLDER INQUIRIES

         Inquiries about the Fund should be directed to:

                           Schroder Asia Fund
                           P.O. Box 446
                           Portland, Maine 04112

         Information about specific shareholder accounts may be obtained from the Transfer Agent by calling 1-800-344-8332 or 1-207-879-1900.

FUND STRUCTURE

         CLASSES OF SHARES. The Fund has two classes of shares, Investor Shares and Advisor Shares. Investor Shares are offered by a separate prospectus to individual investors. Investor Shares incur lower expenses but have higher investment minimums than Advisor Shares. Except for certain class differences, each share of each class represents an undivided, proportionate interest in the Fund. Each share of the Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of the Fund except that, due to the differing expenses borne by the two classes, the amount of dividends and other distributions differs between the classes. Information about the other class of shares is available from the Fund by calling Schroder Advisors at (800) 730-2932.

         THE  PORTFOLIO.  The Fund  currently  seeks to achieve  its  investment objective by investing all of its investable assets in the Portfolio. Accordingly, the Portfolio directly acquires its own securities, and the Fund acquires an indirect interest in those securities. The Portfolio is a separate series of Schroder Core, a business trust organized under the laws of the State of Delaware in September 1995. Schroder Core is registered under the 1940 Act as an open-end, management investment company and currently has eight separate series. The assets of each Portfolio belong only to, and the liabilities of each Portfolio are borne solely by, that Portfolio and no other portfolio of Schroder Core.

         The Fund's investment in the Portfolio is in the form of a non-transferable beneficial interest. As of January 22, 1998, there are no other investors in the Portfolio. The Portfolio may permit other investment companies or other qualified investors to invest in it. All investors in the Portfolio invest at the net asset value per interest of the Portfolio and generally on the same terms and conditions as the Fund (except as described below regarding indemnification of the Portfolio and Schroder Core's trustees by certain investors including registered investment companies, under certain circumstances). All investors in the Portfolio bear a proportionate share of the Portfolio's expenses.

         The Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Portfolio is entitled to vote in proportion to its relative beneficial interest in the Portfolio. On issues subject to a vote of investors, as permitted under the 1940 Act and other applicable law, the Board may solicit proxies from the Fund's shareholders and vote the Fund's interest in the Portfolio based upon the vote of its shareholders or the Board may determine to vote the Fund's interests in the Portfolio in the same proportion as the vote of all other interestholders in the Portfolio. If there are other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders would receive a majority of votes cast by all investors in the Portfolio; indeed, if other investors hold a majority interest in the Portfolio, they would have voting control of the Portfolio.

         The Portfolio does not sell its shares directly to members of the general public. Another investor in the Portfolio, such as an investment company, that would offer its shares to members of the general public would not be required to sell its shares at the same public offering price as the Fund and could have a different asset allocation in the Portfolio and different expenses and other fees than the Fund. Fund shareholders, therefore, are likely to have different returns than shareholders in another investment company that invests in the Portfolio. There are currently no such other investment companies that offers shares to the general public. Information regarding any such funds in the future will be available from Schroder Core by calling Forum Shareholder Services, LLC at 1-800-730-2932.

         Under  federal  securities  law,  any  person  or entity  that  signs a registration statement may be liable for a misstatement or omission of a material fact in the registration statement. Schroder Core, its trustees and certain of its officers are required to sign the registration statement and any amendments of the Trust and may be required to sign the registration statements of certain other investors in the Portfolio. In addition, under federal securities law, Schroder Core may be liable for misstatements or omissions of a material fact in any proxy soliciting material of a publicly offered investor in Schroder Core, including the Fund. Each registered investment company or series thereof, that invests in the Portfolio, including the Trust, is required to indemnify Schroder Core and its trustees and officers ("Schroder Core Indemnitees") against certain claims.

         Indemnified claims are those brought against Schroder Core Indemnitees based on a misstatement or omission of a material fact in the investor's registration statement or proxy materials. No indemnification need be made, however, if such alleged misstatement or omission relates to information about Schroder Core and was supplied to the investor by Schroder Core. Similarly, Schroder Core will indemnify each investor in the Portfolio, including the Fund, for any claims brought against the investor with respect to the investor's registration statement or proxy materials, to the extent the claim is based on a misstatement or omission of a material fact relating to information about Schroder Core that is supplied to the investor by Schroder Core. In addition, each registered investment company investor in the Portfolio will indemnify each Schroder Core Indemnitee against any claim based on a misstatement or omission of a material fact relating to information about a series of the registered investment company that did not invest in the Schroder Core. The purpose of these cross-indemnity provisions is principally to limit the liability of Schroder Core to information that it knows or should know and can control. With respect to other prospectuses and other offering documents and proxy materials of investors in Schroder Core, its liability is similarly limited to information about and supplied by it.

         CERTAIN RISKS OF INVESTING IN THE PORTFOLIO. The Fund's investment in the Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if the Portfolio had a large investor other than the Fund that redeemed its interest in the Portfolio, its remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

         The Fund may withdraw its entire investment from the Portfolio at any time, if the Trust Board determines that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if there were other investors in the Portfolio with power to, and who did by a vote of the shareholders of all investors (including the Fund), change the investment objective or policies of the Portfolio in a manner not acceptable to the Trust Board. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If the Fund decided to convert those securities to cash, it would likely incur brokerage fees or other transaction costs. If the Fund withdrew its investment from the Portfolio, the Trust Board would consider appropriate alternatives, including the management of the Fund's assets in accordance with its investment objective and policies by Schroder or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund. The inability of the Fund to find a suitable replacement investment, if the Board decided not to permit SCMI to manage the Fund's assets, could have a significant impact on shareholders of the Fund.

         Each investor in the Portfolio, including the Fund, may be liable for all obligations of the Portfolio. The risk to an investor in the Portfolio of incurring financial loss on account of such liability, however, is limited to circumstances in which the Portfolio is unable to meet its obligations, the occurrence of which Schroder considers to be quite remote. Upon liquidation of the Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

INVESTMENT ADVISER
Schroder Capital Management International Inc.
787 Seventh Avenue, 34th Floor
New York, New York 10019

ADMINISTRATOR & DISTRIBUTOR
Schroder Fund Advisors Inc.
787 Seventh Avenue, 34th Floor
New York, New York 10019

SUBADMINISTRATOR
Forum Administrative Services, LLC
Two Portland Square
Portland, Maine  04101

CUSTODIAN
The Chase Manhattan Bank
Global Custody Division
125 London Wall
London EC2Y 5AJ United Kingdom

TRANSFER AND DIVIDEND DISBURSING AGENT
Forum Shareholder Services, LLC
PO Box 446
Portland, Maine 04112

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand, L.L.P.
One Post Office Square
Boston, Massachusetts 02109

TABLE OF CONTENTS

EXPENSES OF INVESTING
  IN THE FUND..................................
Fee Table......................................
Example........................................
INVESTMENT OBJECTIVE
  AND POLICIES.................................
Other Investment Practices and Risk
  Considerations...............................
MANAGEMENT OF THE FUND.........................
Boards of Trustees.............................
Investment Adviser and Portfolio Managers......
Administrative Services........................
Distributor and Distribution Plan..............
Shareholders Service Plan......................
Expenses.......................................
Portfolio Transactions.........................
INVESTMENT IN THE FUND.........................
Purchase of Shares.............................
Retirement Plans and Individual
  Retirement Accounts..........................
Exchanges......................................
Redemption of Shares...........................
Net Asset Value................................
DIVIDENDS, DISTRIBUTIONS
  AND TAXES....................................
The Fund.......................................
The Portfolio..................................
OTHER INFORMATION..............................
Capitalization and Voting......................
Reports........................................
Performance....................................
Custodian and Transfer Agent...................
Shareholder Inquiries..........................
Fund Structure.................................

SCHRODER ASIA FUND
INVESTOR SHARES

The investment objective of Schroder Asia Fund (the "Fund") is to seek long-term capital appreciation. The Fund seeks to achieve this objective primarily through investment in equity securities of Asian companies, namely, companies domiciled or doing business in established and emerging markets in Asia. These Asian markets include China, Hong Kong SAR, India, Indonesia, Korea, Malaysia, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan, Thailand, and others in the region ( other than Japan ) that permit foreign investors to participate in their stock markets. The Fund is intended for investors who seek the aggressive growth potential of foreign markets and are willing to bear the special investment risks of investing in those markets.

The Fund invests substantially all of its assets in Schroder Asian Growth Portfolio ( the "Portfolio"). The Portfolio is a separately managed non-diversified investment company. Schroder Capital Management International Inc. is the investment adviser to the Fund and to the Portfolio. The Fund is a series of Schroder Capital Funds ( Delaware ) ( the "Trust").

This Prospectus explains concisely the information you should know before investing in the Fund's Investor shares. Please read it carefully and keep it for future reference. You can find more detailed information about the Trust and the Fund in the [April __,] 1998 Combined Statement of Additional Information ("SAI"), as amended from time to time. The SAI has been filed with the
Securities and Exchange Commission ("SEC") and is available along with other related materials for reference on the SEC's Internet Web Site (http://www.sec.gov). A free copy may be obtained without charge from the Trust by writing to Two Portland Square, Portland, Maine 04101 or by 1-800-290-9826. The SAI has been incorporated into this Prospectus by reference. The Fund has not authorized anyone to provide you with information that is different from what is contained in this Prospectus or in other documents to which this Prospectus refers you.

FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM OR ANY OTHER GOVERNMENT AGENCY AND ALSO ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR ITS AFFILIATES. FUND INVESTMENTS INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                                PROSPECTUS
                                                                [APRIL __, 1998]

================================================================================

               FUNDS AVAILABLE THROUGH SCHRODER FUND ADVISORS INC.
        PLEASE CALL FOR COMPLETE INFORMATION AND TO OBTAIN A PROSPECTUS.
             PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.


               SCHRODER CAPITAL FUNDS ( DELAWARE ) 1-800-290-9826
                               SCHRODER ASIA FUND

 SCHRODER CAPITAL FUNDS (DELAWARE) 1-800-290-9826                 SCHRODER SERIES TRUST  1-800-464-3108
   SCHRODER INTERNATIONAL FUND                                      SCHRODER LARGE CAPITALIZATION EQUITY FUND
   SCHRODER INTERNATIONAL SMALLER COMPANIES FUND                    SCHRODER SMALL CAPITALIZATION VALUE FUND
   SCHRODER INTERNATIONAL BOND FUND                                 SCHRODER MIDCAP VALUE FUND
   SCHRODER EMERGING MARKETS FUND                                   SCHRODER INVESTMENT GRADE INCOME FUND
   SCHRODER JAPAN FUND                                              SCHRODER SHORT-TERM INVESTMENT FUND
   SCHRODER U.S. EQUITY FUND
   SCHRODER U.S. SMALLER COMPANIES FUND                           SCHRODER SERIES TRUST II  1-800-464-3108
   SCHRODER MICRO CAP FUND                                          SCHRODER ALL-ASIA FUND

================================================================================

EXPENSES OF INVESTING IN THE FUND

FEE TABLE

         Expenses are one of several factors to consider when investing in the Fund's Investor Shares. There are no transaction expenses associated with purchases or redemptions of Investor Shares. The "Annual Operating Expenses" table and related "Example" estimate the expenses that your investment in Investor Shares would incur based upon the Fund's anticipated expenses for its first fiscal year. Annual Operating Expenses include the Fund's pro rata portion of all estimated operating expenses of the Portfolio. The Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in the Fund over specified periods. See "Management of the Fund -- Fees -- Expenses".

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)(1)
     Management Fees (after fee waivers)(2)(3)............................ 0.95%
     12b-1 Fees...........................................................  None
     Other Expenses (after fee waivers and expense reimbursements)(3)..... 0.55%
                                                                           -----
     Total Fund Operating Expenses........................................ 1.50%

-----------
     (1) The Fund's expenses include the Fund's pro rata portion of all operating expenses of the Portfolio.
     (2) Management Fees reflect the fees to be paid to SCMI and Schroder Advisors for investment advisory and administrative services if the Fund's assets are invested in the Portfolio.
     (3) SCMI and Schroder Advisors have voluntarily undertaken to waive a portion of their fees and reimburse certain expenses of the Fund during the current fiscal year in order to limit the Fund's total expenses to [1.50]% of the Fund's average daily net assets. This undertaking cannot be withdrawn except by a majority vote of the Trust's Board of Trustees. See "Management of the Fund -- Expenses". Without fee waivers and reimbursements, Management Fees, Other Expenses and Total Fund Operating Expenses would be %, % and %,, respectively.

EXAMPLE

         The table below indicates how much you would pay in total expenses on a $1,000 investment in the Fund, assuming: (1) a 5% annual return; and (2) redemption at the end of each time period. The example is based on the expenses listed above, assumes reinvestment of all dividends and other distributions, and assumes both payment of the maximum sales charge and payment of no sales charge. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES OR RETURNS MAY VARY FROM THOSE SHOWN. FEDERAL REGULATIONS REQUIRE THE EXAMPLE TO ASSUME A 5% ANNUAL RETURN, BUT ACTUAL RETURNS WILL VARY

         PERIOD

         1 YEAR.............................................................$15
         3 YEARS............................................................$47

INVESTMENT OBJECTIVE AND POLICIES

         The Fund's investment objective is to seek long-term capital appreciation. The Fund seeks to achieve this objective through investment primarily in equity securities of companies domiciled or doing business in established and emerging markets in Asia.

         The Fund is intended for investors who seek the aggressive growth potential of foreign markets and are willing to bear the special investment risks of investing in those markets. Investments in the securities of foreign issuers generally involve risks in addition to the risks associated with investments in the securities of U.S. issuers.

         The Fund currently seeks to achieve its investment objective by investing its assets in the Portfolio. The Portfolio has investment objectives that are identical to those of the Fund and has substantially similar investment policies. There can be no assurance that the Fund or the Portfolio will achieve its investment objective.

         Although the following information describes the investment policies of the Fund, it applies generally to the Portfolio.

         As a matter of fundamental policy, under normal market conditions the Fund invests at least 65% of its total assets in equity securities of Asian companies.

         Asian  companies in which the Fund may invest include  companies  that:
(1) are organized under the laws of China, Hong Kong SAR, India, Indonesia, Korea, Malaysia, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan, or Thailand, or any other countries (other than Japan) in the Asian region located south of the border of the former Soviet Union, east of the borders of Afghanistan and Iran, north of the Australian sub-continent, and west of the International Date Line and that, in the future, permit foreign investors to participate in their stock markets (collectively, "Asian countries", and each, an "Asian country"); or (2) as determined by SCMI, either: (a) derive at least 75% of their revenues from goods produced or sold, investments made or services performed in Asian countries; or (b) maintain at least 75% of their assets in Asian countries.

         Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible preferred stocks, convertible debt securities, and stock rights and warrants to purchase any of the foregoing, as well as equity interests in trusts, partnerships, joint ventures, or similar enterprises, and American or Global Depositary Receipts, and other similar instruments providing for indirect investment in securities of foreign issuers. Under certain circumstances, the Fund may invest indirectly in equity securities by investing in other investment companies or similar pooled vehicles. See "Investment in Other Investment Companies". Under normal market conditions, the Fund will be invested in at least five Asian countries.

         The Fund may invest up to 10% of its total assets in debt securities, including, for example, securities of foreign corporations or governments, or international organizations that are unrated or rated below investment grade. See "Other Investment Practices and Risk Considerations -- Debt Securities".

         All percentage limitations on investments apply at the time of purchase and will not be considered violated unless an excess or a deficiency occurs or exists immediately after and as a result of the investment, except that the policies stated with regard to borrowing and liquidity will be observed at all times. Additional information concerning the investment policies and restrictions of the Fund and the Portfolio is contained in the SAI.

OTHER INVESTMENT PRACTICES AND RISK CONSIDERATIONS

         At times, SCMI may judge that market conditions make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, SCMI may temporarily use alternative strategies, primarily designed to reduce fluctuations in the values of the Fund's assets. In implementing these "defensive" strategies, the Fund may invest without limit in U.S. government securities, another high-quality debt instruments that SCMI believes to be consistent with the Fund's best interests.

         The Fund may invest more than 25% of its total assets in issuers located in any one of the Asian countries. To the extent that it does so, the Fund is more exposed to factors that could adversely affect that country, including political and economic developments and foreign exchange rate fluctuations as discussed above. As a result of investing substantially in one country, the value of the Fund's assets may fluctuate more widely than the value of shares of a comparable fund with a lesser degree of geographic concentration.

         The Fund may also engage in the following investment practices, each of which involves certain risks. The SAI contains more detailed information about these practices (some of which may be considered "derivative" investments), including limitations designed to reduce these risks.

     FOREIGN SECURITIES. Investments in foreign securities entail certain risks. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or in delivery of securities or in the recovery of the Fund's assets held abroad) and expenses not present in the settlement of domestic investments. The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including without limitation, the issuer's balance of payments, overall debt level, and cash flow considerations related to the availability of tax or other revenues to satisfy the issuer's obligations.

         In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, currency devaluations, and diplomatic developments that could affect the value of the Fund's investments in certain foreign countries. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the Fund's ability to invest in securities of issuers located in those countries.

         Most of the Fund's assets and income are expected to be denominated in foreign currencies. Currency values are affected by a wide variety of economic forces and events; thus, fluctuations in values can be difficult, if not impossible, to predict. If the Fund purchases securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income. Further, if the value of a particular currency declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such other currency required to be converted into U.S. dollars in order to pay such expenses will be greater than the amount that would have been needed at the time the expenses were incurred. The Fund may buy or sell foreign currencies and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments.

         Special tax considerations apply to foreign securities. In determining whether to invest in foreign securities, SCMI considers the likely impact of foreign taxes on the net yield available to the Fund and its shareholders. Income and/or gains received by the Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Any such taxes paid by the Fund will reduce the net income available for the Fund to allocate to shareholders.

         EMERGING MARKETS. The Fund intends to invest in securities of issuers in Asian emerging market countries and may at times invest a substantial portion of its assets in such securities. The prices of securities of issuers in emerging market countries are subject to greater volatility than those of issuers in more developed countries. Investments in emerging market countries are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such countries. For example, the securities market and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Although many of the securities in which the Fund may invest are traded on securities exchanges, they may trade in limited volume, and the exchanges may not provide all of the conveniences or protections provided by securities exchanges in more developed markets. The Fund may also invest a substantial portion of its assets in securities traded in the over-the-counter markets in Asian countries and not on any exchange, which may affect the liquidity of the investment and expose the Fund to the credit risk of its counterparties in trading those investments. Emerging market countries may experience extremely high rates of inflation, which may adversely affect these countries' economies and securities markets.

         FOREIGN EXCHANGE CONTRACTS. Changes in currency exchange rates will affect the U.S. dollar values of securities denominated in foreign currencies. Exchange rates between the U.S. dollar and other currencies fluctuate in response to forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation, and other factors, many of which may be difficult (if not impossible) to predict. When investing in foreign securities, the Fund usually effects currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign exchange market. The Fund incurs foreign exchange expenses in converting assets from one currency to another.

         The Fund may enter into forward contracts for the purchase or sale of foreign currency: (1) to "lock in" the U.S. dollar price of the securities denominated in a foreign currency or the U.S. dollar value of interest and dividends to be paid on such securities; or (2) to hedge against the possibility that a foreign currency may suffer a decline against the U.S. dollar. A forward currency contract is an obligation to purchase or sell a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties) at a price set at the time of the contract. This method of attempting to hedge against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of securities and exposes the Fund to the risk that the counterparty is unable to perform. Although the strategy of engaging in foreign currency transactions could reduce the risk of loss due to a decline in the value of the hedged currency, it could also limit the potential gain from an increase in the value of the currency.

         The Fund does not intend to maintain a net exposure to such contracts if the fulfillment of obligations under such contracts would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in the currency. The Fund will not enter into these contracts for speculative purposes and will not enter into non-hedging currency contracts. The Fund will generally not enter into a forward contract with a term of greater than one year. Forward contracts are not exchange traded, and there can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a forward contract. Currently, only a limited market, if any, exists for hedging transactions relating to currencies in certain emerging markets or to securities of issuers domiciled or principally engaged in business in certain emerging markets. This may limit the Fund's ability to hedge its investments in those markets. These contracts involve a risk of loss if SCMI fails to predict accurately changes in relative currency values.

         INVESTMENTS IN SMALLER COMPANIES. The Fund may invest a portion of its assets in securities issued by small companies. Such companies may offer greater opportunities for capital appreciation than larger companies, but investments in such companies may involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets. Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of the Fund to dispose of such securities may be greatly limited, and the Fund may have to continue to hold such securities during periods when SCMI would otherwise have sold the security.

         NON-DIVERSIFICATION. The Fund is a "non-diversified" investment company under the Investment Company Act of 1940, as amended. This means that it may invest its assets in a limited number of issuers. Under the Internal Revenue Code, the Fund generally may not invest more than 25% of its assets in securities of any one issuer other than U.S. government securities and, with respect to 50% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). Thus, the Fund may invest up to 25% of its total assets in the securities of each of any two issuers. To the extent the Fund invests in securities of relatively few issuers, the value of its shares will be affected by changes in the values of those securities more than if it had invested in a more diversified portfolio.

         DEBT  SECURITIES.  The  Fund  may  seek  capital  appreciation  through investment in convertible or non-convertible debt securities. The Fund may invest in debt securities issued or guaranteed by Asian governments (including countries, provinces and municipalities) or their agencies and instrumentalities ("governmental entities"); debt securities issued or guaranteed by international organizations designated or supported by multiple foreign governmental entities (which are not obligations of foreign governments) to promote economic reconstruction or development; and debt securities issued by corporations or financial institutions.

         The Fund may invest in lower-quality, high-yielding debt securities that may be rated below investment grade. Lower-rated debt securities (commonly called "junk bonds") are considered to be of poor standing and predominantly speculative. Securities in the lowest rating categories may have extremely poor prospects of attaining any real investment standing, and some of those securities in which the Fund may invest may be in default. The rating services' descriptions of securities in the various rating categories, including speculative characteristics, are set forth in the SAI.

         The values of lower-rated securities fluctuate in response to changes in interest rates like those of other fixed-income securities. In addition, the lower ratings of such securities reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. Changes by recognized rating services in their ratings of any fixed-income security and in the ability or perceived inability of an issuer to make payments of interest and principal may also affect the value of these investments. See the SAI.

         OPTIONS AND FUTURES TRANSACTIONS. Although the Fund does not presently intend to do so, it may: (1) write covered call options on portfolio securities, and the U.S. dollar and Asian country currencies without limit; (2) write covered put options on portfolio securities and the U.S. dollar and Asian country currencies with the limitation that the aggregate value of the obligations underlying the puts determined as of the date the options are sold will not exceed 50% of the Fund's net assets; (3) purchase call and put options in amounts up to 5% of its total assets; and (4)(a) purchase and sell exchange-traded futures contracts on underlying portfolio securities, any Asian country currency, U.S. and Asian country fixed-income securities and such indices of U.S. or Asian country equity or fixed-income securities as may exist or come into being, and (b) purchase and write call and put options on such futures contracts, in all cases involving such futures contracts or options on futures contracts for hedging purposes only, and without limit, except that the Fund may not enter into futures contracts or purchase related options if, immediately thereafter, the amount committed to margin plus the amount paid for premiums for unexpired options on futures contracts generally exceeds 5% of the value of the Fund's total assets. All of the foregoing are referred to as "Hedging Instruments".

         In general, the Fund may use Hedging Instruments: (1) to protect against declines in the market value of the Fund's portfolio securities or stock index futures, and the currencies in which they are denominated, or (2) to establish a position in securities markets as a temporary substitute for purchasing securities. The Fund will not use Hedging Instruments for speculation. Hedging Instruments have certain risks associated with them, including: (1) the possible failure of such instruments as hedging techniques in cases where the price movement of the securities underlying the options or futures does not follow the price movements of the portfolio securities subject to the hedge; (2) potentially unlimited loss associated with futures transactions and the possible lack of a liquid secondary market for closing out a futures position; and (3) possible losses resulting from the inability of the Fund's investment adviser to predict the direction of stock prices, interest rates, relative currency values and other economic factors. In addition, only a limited market, if any, currently exists for hedging transactions relating to currencies in many emerging markets or to securities of issuers domiciled or principally engaged in business in emerging markets. This may limit the Fund's ability to hedge its investments in such emerging market countries. The Fund has no plans to enter into currency futures or options contracts but may do so in the future. See "Options and Futures Transactions" in the SAI for additional information on Hedging Instruments the Fund may use and the risks associated with them.

         RISK FACTORS IN OPTIONS AND FUTURES TRANSACTIONS. Options and futures transactions involve costs and may result in losses. The use of options and futures involves certain special risks, including the risks that the Fund may be unable at times to close out such positions, that hedging transactions may not accomplish their purpose because of imperfect market correlations, or that SCMI may not forecast market movements correctly.

         The effective use of options and futures strategies is dependent on, among other things, the Fund's ability to terminate options and futures positions at times when SCMI deems it desirable to do so. Although the Fund will enter into an option or futures contract position only if SCMI believes that a liquid secondary market exists for the option and futures contract, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at any acceptable price.

         The Fund generally expects that its options and futures contract transactions will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter markets. The Fund's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Fund. The Fund will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in SCMI's opinion, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their contractual obligations. The Fund will treat over-the-counter options (and, in the case of options sold by the Fund, the underlying securities held by the Fund) as illiquid investments as required by applicable law.

         The use of options and futures strategies also involves the risk of imperfect correlation between movements in the prices of options and futures contracts and movements in the value of the underlying securities or index, or in the prices of the securities that are the subject of a hedge. The successful use of these strategies further depends on the ability of SCMI to forecast market movements correctly.

         Because the markets for certain options and futures contracts in which the Fund invests are relatively new and still developing and may be subject to regulatory restraints, the Fund's ability to engage in transactions using such investments may be limited. The Fund's ability to engage in hedging transactions may be limited by a certain regulatory and tax considerations. The Fund's hedging transactions may affect the character or amount of its allocations to interestholders.

         For more information about any of the options and futures transactions described above, see the SAI.

         SECURITIES LOANS, REPURCHASE AGREEMENTS, AND FORWARD COMMITMENTS. The Fund may lend portfolio securities amounting to not more than one-half of its total assets to brokers, dealers and financial institutions meeting specified credit conditions, and may enter into repurchase agreements without limit. These transactions must be fully collateralized at all times but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral. The Fund may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date.

         LIQUIDITY. The Fund will not invest more than 15% of its net assets in securities determined by SCMI to be illiquid. Certain securities that are restricted as to resale may nonetheless be resold by the Fund in accordance with Rule 144A under the Securities Act of 1933, as amended. Such securities may be determined by SCMI to be liquid for purposes of compliance with the limitation on the Fund's investment in illiquid securities. There can, however, be no assurance that the Fund will be able to sell such securities at any time when SCMI deems it advisable to do so or at prices prevailing for comparable securities that are more widely held.

         INVESTMENT IN OTHER INVESTMENT COMPANIES OR VEHICLES. The Fund is permitted to invest in other investment companies or pooled vehicles, including closed-end funds, that are advised by SCMI or its affiliates or by unaffiliated parties. Pursuant to the 1940 Act, the Fund may invest in the shares of other investment companies that invest in securities in which the Fund is permitted to invest, subject to the limits and conditions required under the 1940 Act or any orders, rules or regulations thereunder. When investing through investment companies, the Fund may pay a premium above such investment companies' net asset value per share. As a shareholder in an investment company, the Fund would bear its ratable share of the investment company's expenses, including its advisory and administrative fees. At the same time, the Fund would continue to pay its own fees and expenses.

         TEMPORARY INVESTMENTS. For cash management purposes, pending investment in accordance with the Fund's investment objective, or temporary defensive purposes, the Fund may invest without limitation in (or enter into repurchase agreements maturing in seven days or less with U.S. and foreign banks and broker-dealers with respect to) short-term debt securities, including commercial paper, U.S. Treasury bills, other short-term U.S. government securities, certificates of deposit, and bankers' acceptances of U.S. or foreign banks. The Fund also may hold cash and time deposits denominated in any major foreign currency in foreign banks. To the extent that the Fund assumes a temporary defensive position, it may not be pursuing its investment objective. See the SAI for further information about these securities.

         INVESTMENT POLICY CHANGES. The investment objective and fundamental investment policies of the Fund may not be changed without approval of the holders of a majority of the outstanding voting securities of the Fund. A majority of outstanding voting securities means the lesser of: (1) 67% of the shares present or represented at a shareholder meeting at which the holders of more than 50% of the outstanding shares are present or represented; or (2) more than 50% of outstanding shares. Non-fundamental investment policies may be changed by the Trust Board without approval of the Fund's investors. All investment policies are non-fundamental unless stated otherwise.

         PORTFOLIO TURNOVER. The Fund may engage in short-term trading, but its portfolio turnover rate is not expected to exceed 100%. High portfolio turnover and short-term trading involve correspondingly greater commission expenses, transaction costs and potentially higher amounts of taxable income. See "Taxation" in the SAI.

MANAGEMENT OF THE FUND


                          NEW SCHRODER GRAPHIC OF WORLD



BOARDS OF TRUSTEES

         The business and affairs of the Fund are managed under the direction of the Board of Trustees of the Trust. The business and affairs of the Portfolio are managed under the direction of the Board of Trustees of Schroder Capital Funds (the "Core"), a Delaware business trust of which the Portfolio is a series of shares. Information regarding the trustees and executive officers of the Trust, as well as Core's trustees and executive officers, is contained in the SAI under "Management, Trustees and Officers."

INVESTMENT ADVISER AND PORTFOLIO MANAGERS

         SCMI is a wholly owned U.S. subsidiary of Schroders Incorporated (doing business in New York as Schroders Holdings), the wholly owned U.S. holding company subsidiary of Schroders plc. Schroders plc is the holding company parent of a large world-wide group of banks and financial services companies.

         SCMI serves as investment adviser to the Fund under an investment advisory agreement with the Trust (the "Fund Advisory Agreement"). Under the Fund Advisory Agreement, SCMI has agreed to furnish a continuous investment program for the Fund and makes investment decisions on its behalf. For these services, SCMI is entitled to receive an investment advisory fee payable monthly, on assets managed directly at the Fund level, at the annual rate of 0.90% of the Fund's average daily net assets. The Fund Advisory Agreement, however, provides that SCMI is not entitled to receive an investment advisory fee from the Fund on assets invested in the Portfolio.

         The Fund currently pursues its investment objective through investment in the Portfolio. The Fund's investments may be withdrawn from the Portfolio at any time if the Trust Board determines that it is in the best interests of the Fund and its shareholders to do so. See "Other Information -- Fund Structure".

         Subject to such policies as the Core Board may determine, SCMI also furnishes a continuous investment program for the Portfolio and makes investment decisions on its behalf. For these services, the investment advisory agreement between SCMI and Schroder Core provides that SCMI is entitled to receive monthly advisory fees at the annual rates of 0.70% of the Portfolio's average daily net assets. The advisory agreement between Schroder Core and SCMI with respect to the Portfolio is the same in all material respects as the Fund Advisory Agreement (except as to the parties and the circumstances under which fees will be paid).

     The Fund's and the Portfolio's current investment management team includes Louise Croset, a Trustee and President of the Trust, and Heather F. Crighton,
Vice President of the Trust. Ms. Croset and Ms. Crighton are primarily responsible for the day-to-day management of the investment portfolio, with the assistance of SCMI's Asian investment management teams. Ms. Croset and Ms. Crighton are primarily responsible for management of Asian securities excluding Japan.

     Ms. Croset has managed the Fund's and the Portfolio's assets since inception. She has been a First Vice President and Director of SCMI since 1993. She served as a Vice President at Wellington Management Co. from 1987 to 1993. Ms. Crighton is a Vice President of SCMI and has been employed by SCMI in the investment research and portfolio management areas since 1992.

ADMINISTRATIVE SERVICES

         On behalf of the Fund, the Trust has entered into an administration agreement with Schroder Advisors and a subadministration agreement with Forum. Under these agreements, Schroder Advisors and Forum provide certain management and administrative services necessary for the Fund's operations. For providing services to the Fund, Schroder Advisors and Forum are each entitled to a monthly fee at the respective annual rates of 0.20% and 0.10% of the Fund's average daily net assets. Schroder Advisors and Forum provide similar services to the Portfolio, for which each is entitled to a monthly fee at the annual rate of 0.05% of the Portfolio's average daily net assets.

DISTRIBUTOR

         Schroder Fund Advisors Inc. ("Schroder Advisors"), 787 Seventh Avenue, New York, New York 10019, serves as Distributor of Fund shares under a Distribution Agreement. Schroder Advisors is a wholly owned subsidiary of Schroders Incorporated, the parent company of SCMI, and is a registered broker-dealer organized to act as administrator and/or distributor of mutual funds.

         Under the Distribution Agreement, Schroder Advisors has agreed to use its best efforts to secure purchases of Fund shares in jurisdictions in which such shares may be legally offered for sale. Schroder Advisors is not obligated to sell any specific amount of Fund shares. Further, Schroder Advisors has agreed in the Distribution

Agreement to serve without compensation and to pay from its own resources all costs and expenses incident to the sale and distribution of Fund shares including expenses for printing and distributing prospectuses and other sales materials to prospective investors, advertising expenses, and the salaries and expenses of its employees or agents in connection with the distribution of Fund shares.

EXPENSES

         The Fund bears all costs of its operations other than expenses specifically assumed by SCMI or Schroder Advisors. The costs borne by the Fund include legal and accounting expenses; Trustees' fees and expenses; insurance premiums, custodian and transfer agent fees and expenses; expenses of registering and qualifying the Fund's shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on portfolio securities and pricing of the Fund's shares; expenses of maintaining the Trust's and the Fund's legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. For assets invested in a Portfolio, the Fund also bears its ratable share of the Portfolio's expenses, including any investment advisory fees payable to SCMI. Trust expenses directly attributed to the Fund are charged to the Fund; other Trust expenses are allocated proportionately among all the series of the Trust in relation to the net assets of each series, and any class expenses directly attributable to a class of shares are allocated to the particular class. SCMI and Schroder Advisors have undertaken voluntarily to waive a portion of their fees or assume certain expenses of the Fund in order to limit total Fund expenses, excluding taxes, interest, brokerage commissions and other Fund transaction expenses and extraordinary expenses chargeable to Advisor Shares, to [1.50]% of the average daily net assets of the Fund attributable to those shares. This expense limitation can not be modified or withdrawn except by a vote of the Trust Board. If expense reimbursements are required, they will be made on a monthly basis.SCMI, Schroder Advisors, or Forum may waive voluntarily all or a portion of its fees, from time to time.

PORTFOLIO TRANSACTIONS

         SCMI places orders for the purchase and sale of the Fund's investments with brokers and dealers it selects and seeks "best execution" of such portfolio transactions. The Fund may pay brokers higher than the lowest available commission rates when SCMI believes it is reasonable to do so in light of the value of the brokerage and research services provided. Commission rates for brokerage transactions are fixed on many foreign securities exchanges, which may cause higher brokerage expenses to accrue to the Fund than would be the case for comparable transactions effected on U.S. securities exchanges.

         Subject to the Fund's policy of obtaining the best price consistent with quality of execution on transactions, SCMI may employ Schroder Securities Limited and its affiliates (collectively, "Schroder Securities"), affiliates of Schroder, to effect transactions of the Fund or the Portfolio on certain foreign securities exchanges. Because of the affiliation between SCMI and Schroder Securities, payment of commissions by the Fund or a Portfolio to Schroder Securities is subject to procedures adopted by the Schroder Core Board designed to ensure that commissions will not exceed the usual and customary brokers' commissions. No specific portion of the Fund's brokerage will be directed to Schroder Securities, and in no event will Schroder Securities receive any brokerage in recognition of research services.

INVESTMENT IN THE FUND

PURCHASE OF SHARES

         Investors may purchase Investor Shares directly from the Trust. Prospectuses, sales material and account applications can be obtained from the Trust or through Forum Shareholder Services, LLC, the Fund's transfer agent (the "Transfer Agent"). See "Other Information -- Shareholder Inquiries". Investments also may be made through broker-dealers and other financial institutions that assist their customers in purchasing Fund Shares ("Financial Institutions"). Financial Institutions may charge their customers a service fee for processing orders to purchase or sell shares. Investors wishing to purchase Shares through their accounts at a Financial Institution should contact that organization directly for appropriate instructions.

         The Fund's Investor Shares are offered at the net asset value next-determined after receipt of a completed account application (at the address set forth below). The minimum initial investment is $10,000, and the minimum subsequent investment is $2,500. All purchase payments are invested in full and fractional shares. The Fund is authorized to reject any purchase order.

     Purchases may be made by mailing a check (in U.S. dollars), payable to Schroder Asia Fund to:

                           Schroder Asia Fund -- Investor Shares
                           P.O. Box 446
                           Portland, Maine 04112

         For initial purchases, the check must be accompanied by a completed account application in proper form. Further documentation, such as corporate resolutions and instruments of authority, may be requested from corporations, administrators, executors, personal representatives, directors or custodians to evidence the authority of the person or entity making the subscription request.

         Subsequent purchases may be made by mailing a check, by sending a bank wire, as indicated above. All payments should clearly indicate the shareholder's name and account number.

         Investors may transmit purchase payments by Federal Reserve Bank wire directly to the Fund as follows:

                           The Chase Manhattan Bank
                           New York, NY
                           ABA No.: 021000021
                           For Credit To: Forum Shareholder Services, LLC Account. No.: 910-2-718187
                           Ref.: Schroder Asia Fund -- Investor Shares
                           Account of: (shareholder name)
                           Account No.: (shareholder account number)

         The wire order must specify the name of the Fund, the shares' class (I.E., Investor Shares), the account name and number, address, confirmation number, amount to be wired, name of the wiring bank, and name and telephone number of the person to be contacted in connection with the order. If the initial investment is by wire, an account number will be assigned and a completed account application must be mailed to the Fund before any transaction will be effected. Wire orders received prior to the close of the New York Stock Exchange (the "Exchange") on a day when the Exchange is open for trading are processed at the net asset value determined as of that day. Wire orders received after the close of the Exchange are processed at the net asset value next determined. See "Net Asset Value".

         The Fund's Transfer Agent establishes for each shareholder of record an open account to which all shares purchased and all reinvested dividends and other distributions are credited. Although most shareholders elect not to receive share certificates, certificates for full shares can be obtained by written request to the Fund's Transfer Agent. No certificates are issued for fractional shares.

         The Transfer Agent will deem an account lost if six months have passed since correspondence to the shareholder's address of record is returned, unless the Transfer Agent determines the shareholder's new address. When an account is deemed lost, dividends and other distributions are automatically reinvested. In addition, the amount of any outstanding checks for dividends and other distributions that have been returned to the Transfer Agent are reinvested, and the checks are canceled.

RETIREMENT PLANS AND INDIVIDUAL RETIREMENT ACCOUNTS

         Fund Investor Shares are offered in connection with tax-deferred retirement plans. Application forms and further information about these plans, including applicable fees, are available upon request. Before investing in the Fund through one of these plans, investors should consult their tax advisors.

         The Fund may be used as an investment vehicle for an IRA including SEP-IRA. An IRA naming The First National Bank of Boston as custodian is available from the Trust or the Transfer Agent. The minimum initial investment for an IRA is $2,000; the minimum subsequent investment is $250. Under certain circumstances contributions to an IRA may be tax deductible. IRAs are available to individuals (and their spouses) who receive compensation or earned income whether or not they are active participants in a tax-qualified or government-approved retirement plan. An IRA contribution by an individual or spouse who participates in a tax-qualified or government-approved retirement plan may not be deductible, depending upon the individual's income. Individuals also may establish an IRA to receive a "rollover" contribution of distributions from another IRA or qualified plan. Tax advice should be obtained before effecting a rollover.

EXCHANGES

         You may exchange the Fund's Investor Shares for "Investor" class shares of any fund offered by the Schroder family of funds so long as your investment meets the initial investment minimum of the fund being purchased and you maintain the respective minimum account balance in each fund in which you own shares.
Exchanges between each fund are at net asset value.

         For federal income tax purposes an exchange is considered to be a sale of shares on which you may realize a capital gain or loss. If you hold Investor Shares, you must make an exchange by calling the Transfer Agent at 1-800-344-8332 see "Redemption of Shares -- By Telephone" or by mailing written instructions to Schroder Capital Funds (Delaware), P.O. Box 446, Portland, Maine 04112. Exchange privileges may be exercised only in those states where shares of the other funds of the Schroder family of funds may legally be sold. Exchange privileges may be amended or terminated at any time upon sixty (60) days' notice.

STATEMENT OF INTENTION

         Investor Share investors also may meet the minimum initial investment requirement based on cumulative purchases by means of a written Statement of Intention, expressing the investor's intention to invest $10,000 or more in Investor Shares of the Fund within a period of 13 months.

         Investors wishing to enter into a Statement of Intention in conjunction with their initial investment in shares of the Fund should complete the appropriate portion to the account application form. Current Fund shareholders can obtain a Statement of Intention form by contacting the Transfer Agent.

         The Fund reserves the right to redeem Shares in any account if, at the end of the Statement of Intention period, the account does not have a value of at least the minimum investment amount.

REDEMPTION OF SHARES

         Investor Shares are redeemed at their next determined net asset value after receipt by the Fund (see the address set forth under "Purchase of Shares") of a redemption request in proper form. Redemption requests that are received prior to the close of the Exchange on a day on which the Exchange is open are processed at the net asset value determined as of that day. Redemption requests that are received after the close of the Exchange are processed at the net asset value next determined. See "Net Asset Value".

         BY TELEPHONE. Redemption requests may be made by telephoning the Transfer Agent at the telephone number on the cover page of this Prospectus. A shareholder must provide the Transfer Agent with the class of shares, the dollar amount or number of shares to be redeemed, shareholder account number, and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemption privilege option has been elected on the account application or otherwise in writing. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, reasonable procedures will be followed by the Transfer Agent to confirm that telephone instructions are genuine. The Transfer Agent and the Trust generally will not be liable for any losses due to unauthorized or fraudulent redemption requests, but either or both may be liable if they do not follow these procedures. Shares for which certificates have been issued may not be redeemed by telephone. In times of drastic economic or market change it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

         WRITTEN REQUESTS. Redemptions may be made by letter to the Fund specifying the class of Shares, the dollar amount or number of Shares to be redeemed, and the shareholder account number. The letter must also be signed in exactly the same way the account is registered (if there is more than one owner of the Shares, all must sign) and, in certain cases, signatures must be guaranteed by an institution that is acceptable to the Transfer Agent. Such institutions include certain banks, brokers, dealers (including municipal and government securities brokers and dealers), credit unions and savings associations. Notaries public are not acceptable. Further documentation may be requested to evidence the authority of the person or entity making the redemption request. Questions concerning the need for signature guarantees or documentation of authority should be directed to the Fund at the above address or by calling the telephone number appearing on the cover of this Prospectus.

         If Investor Shares to be redeemed are held in certificate form, the certificates must be enclosed with the redemption request, and the assignment form on the back of the certificates (or an assignment separate from the certificates but accompanied by the certificates) must be signed by all owners in exactly the same way the owners' names are written on the face of the certificates. Requirements for signature guarantees and/or documentation of authority as described above could also apply. For your protection, the Trust suggests that certificates be sent by registered mail.

         ADDITIONAL REDEMPTION INFORMATION. Checks for redemption proceeds normally are mailed within seven days. No redemption proceeds are mailed until checks in payment for the purchase of the Investor Shares to be redeemed have been cleared, which may take up to 15 calendar days from the purchase date. Unless other instructions are given in proper form, a check for the proceeds of a redemption is sent to the shareholder's address of record.

         The Fund may suspend the right of  redemption  during any period  when:
(1) trading on the Exchange is restricted or that exchange is closed; (2) the SEC has by order permitted such suspension; or (3) an emergency (as defined by rules of the SEC) exists making disposal of portfolio investments or determination of the Fund's net asset value not reasonably practicable.

         If the Trust Board determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may redeem Investor Shares in whole or in part by a distribution in kind of portfolio securities in lieu of cash. The Fund will, however, redeem Investor Shares solely in cash up to the lesser of $250,000 or 1% of net assets during any 90-day period for any one shareholder. In the event that payment for redeemed Investor Shares is made wholly or partly in portfolio securities, the shareholder may be subject to additional risks and costs in converting the securities to cash. See "Additional Purchase and Redemption Information" in the SAI.

         The proceeds of a redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal income tax purposes.

         Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem shares in any account (other than an IRA) if at any time the account does not have a value of at least $2,000, unless the value of the account falls below that amount solely as a result of market activity. Shareholders will be notified that the value of the account is less than the required minimum and be allowed at least 30 days to make an additional investment to increase the account balance to at least the required minimum amount.

NET ASSET VALUE

         The net asset value per share is calculated separately for each class of shares of the Fund as of the close of the Exchange on a day on which the Exchange is open, which excludes the following U.S. holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net asset value per share for a class of shares is calculated by dividing the aggregate value of the Fund's assets allocable to a particular class, less the liabilities charged to the class, if any, by the number of outstanding shares of that class of the Fund.

         Generally, securities that are listed on recognized stock exchanges are valued at the last reported sale price, on the day when the securities are valued (the "Valuation Day"), on the primary exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges for which there were no sales on the Valuation Day are valued at the last sale price on the preceding trading day or at closing mid-market prices. Securities traded in over-the-counter markets are valued at the most recent reported mid-market price. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Core Board.

         Trading in securities on non-U.S. exchanges and over-the-counter markets may not take place on every day that the Exchange is open for trading. Furthermore, trading takes place in various foreign markets on days on which the Fund's net asset value is not calculated. If events materially affecting the value of foreign securities occur between the time when their price is determined and the time when net asset value is calculated, such securities may be valued at fair value as determined in good faith by using methods approved by the Core Board.

         All  assets  and  liabilities  of  the  Fund   denominated  in  foreign
currencies are valued in U.S. dollars based on the exchange rate last quoted by a major bank prior to the time when the Fund's net asset value is calculated.

DIVIDENDS, DISTRIBUTIONS AND TAXES

THE FUND

         The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. By complying therewith, the Fund will not have to pay federal income tax on that part of its income or net realized capital gain that is distributed to shareholders. The Fund intends to distribute substantially all of its income and net realized capital gain, and therefore, intends not to be subject to federal income tax.

         Dividends and capital-gain distributions on Investor Shares are reinvested automatically in additional Investor Shares at net asset value unless the shareholder has elected in the account application, or otherwise in writing, to receive dividends and other distributions in cash.

         After every dividend and other distribution, the value of a Investor Share declines by the amount of the distribution. Purchases made shortly before a dividend or other distribution include in the purchase price the amount of the distribution, which will be returned to the investor in the form of a taxable distribution.

         Dividends from the Fund's income generally will be taxable to shareholders as ordinary income, whether the dividends are invested in additional Investor Shares or received in cash. Distributions by the Fund of any net long-term capital gain will be taxable to a shareholder as long-term capital gain regardless of how long the shareholder has held the Investor Shares. Such distributions will qualify for the new reduced rates for capital gains on assets held for more than 18 months to the extent they represent gains on the sale of such assets. Each year the Trust will notify shareholders of the tax status of dividends and other distributions.

         Dividends from the Fund are generally not expected to qualify for the dividends-received deduction for corporate shareholders because the Fund does not generally expect to receive dividends from domestic corporations.

         A redemption of Investor Shares may result in taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's basis in the redeemed Investor Shares. If Investor Shares are redeemed at a loss after being held for six months or less, the loss will be treated as a long-term, rather than a short-term, capital loss to the extent of any capital gain distributions received on those Investor Shares.

         The Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who do not furnish the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Depending on the residence of a shareholder for tax purposes, distributions from the Fund may also be subject to state and local taxes, including withholding taxes.

         In an effort to adhere to certain tax requirements, the Fund may have to limit its investment activity in some types of instruments.

         If the Fund's dividends exceed its taxable income in any year, all or a portion of the Fund's dividends may be treated as a return of capital to shareholders for tax purposes. Any return of capital will reduce the cost basis of your shares, which will result in a higher reported capital gain or a lower reported capital loss when you sell your shares. Shareholders will be notified by the Trust if a distribution included a return of capital.

         EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes on the Fund and its investments, which generally reduce the Fund's income.

         If the Fund is eligible to do so, it ordinarily expects to elect to permit its shareholders to take a credit (or a deduction), subject to certain limitations, for the Fund's share of foreign income taxes paid by the Fund. If the Fund does make such an election, its shareholders would include as gross income in their federal income tax returns both: (1) distributions received from the Fund; and (2) the amount that the Fund advises shareholders is their pro rata portion of foreign income taxes paid with respect to or withheld from, dividends and interest paid to the Fund from its foreign investments. Shareholders then would be entitled, subject to certain limitations, to take a foreign tax credit against their federal income tax liability for the amount of such foreign taxes or else to deduct such foreign taxes as an itemized deduction from gross income.

         The foregoing is only a summary of some of the important federal tax considerations generally affecting the Fund and its U.S. shareholders; see the SAI for further information. Shareholders should consult their own tax advisors as to the tax consequences of their ownership of Investor Shares, including with respect to the applicability of state, local and non-U.S. taxes.

THE PORTFOLIO

         The Portfolio is not required to pay federal income tax because it is classified as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio will be deemed to have been "passed through" to the Fund in proportion to the Fund's holdings in the Portfolio, regardless of whether such interest, dividends or gains have been distributed by the Portfolio.

         The Portfolio intends to conduct its operations so as to enable the Fund, if it invests all of its assets in the Portfolio, to qualify as a regulated investment company.

OTHER INFORMATION

CAPITALIZATION AND VOTING

         The Trust was organized as a Maryland corporation on July 30, 1969; reorganized on February 29, 1988 as Schroder Capital Funds, Inc.; and reorganized on January 9, 1996, as a Delaware business trust. The Trust has authority to issue an unlimited number of shares of beneficial interest. The Trust Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Fund) and may divide portfolios or series into classes of shares (such as the Investor Shares), and the costs of doing so are borne by the Trust or series in accordance with the Trust Instrument. The Trust currently consists of [twelve] separate Funds, each of which has a separate investment objective and policies.

         The Fund currently consists of two classes of shares, Investor Shares and Advisor Shares. Each share of the Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation, except that, due to the differing expenses borne by the classes, dividends and liquidation proceeds for each class will likely differ.

         When issued in accordance with the terms of the prospectus, Investor Shares are fully paid, non-assessable, and have no preemptive rights. Shareholders have non-cumulative voting rights, which means that the holders of more than 50% of the Trust's outstanding shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held). Each share of the Fund has equal voting rights, except that if a matter affects only the shareholders of a particular class only shareholders of that class shall have a right to vote. On Trust matters requiring shareholder approval, shareholders of the Trust are entitled to vote only with respect to matters that affect the interests of the Fund or the class of shares they hold, except as otherwise required by applicable law.

         There normally are no meetings of shareholders to elect Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. However, the holders of not less than a majority of the outstanding Shares of the Trust may remove any person serving as a Trustee.

REPORTS

         The Trust will send each Fund  shareholder a semi-annual  report and an
audited  annual  report,   when  available,   containing  the  Fund's  financial
statements.

PERFORMANCE

         The Fund may include quotations of average annual total return, cumulative total return and other performance measures for shares in advertisements or reports to shareholders or prospective investors. Average annual total return is based upon the overall dollar or percentage change in value of a hypothetical investment each year over specified periods. Average annual total returns reflect the deduction of the Fund's expenses (on an annual basis) and assumes investment and reinvestment of all dividends and distributions at net asset value. Cumulative total returns are calculated similarly except that the total return is aggregated over the relevant period instead of annualized.

         Performance calculations may also be compared to various unmanaged securities indices, groups of mutual funds tracked by mutual fund ratings services, or other general economic indicators. Unmanaged indices may assume the reinvestment of dividends but do not reflect deductions for administrative and management costs and expenses.

         Performance information represents only past performance and does not necessarily indicate future results. For a description of the methods used to determine total return and other performance measures for the Fund, see the SAI.

CUSTODIAN AND TRANSFER AGENT

         The Chase Manhattan Bank, Global Custody Division, is custodian of the Fund's and of the Portfolio's assets. Forum Shareholder Services, LLC serves as the Fund's transfer agent and dividend disbursing agent.

SHAREHOLDER INQUIRIES

         Inquiries about the Fund should be directed to:

                           Schroder Asia Fund
                           P.O. Box 446
                           Portland, Maine 04112

         Information about specific shareholder accounts may be obtained from the Transfer Agent by calling 1-800-344-8332 or 1-207-879-1900.

FUND STRUCTURE

         CLASSES OF SHARES. The Fund has two classes of shares, Investor Shares and Advisor Shares. Advisor Shares are offered by a separate prospectus to individual investors, in most cases through service organizations. Advisor Shares incur more expenses but have lower investment minimums than Investor Shares. Except for certain class differences, each share of each class represents an undivided, proportionate interest in the Fund. Each share of the Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of the Fund except that, due to the differing expenses borne by the two classes, the amount of dividends and other distributions differs between the classes. Information about the other class of shares is available from the Fund by calling Schroder Advisors at (800) 730-2932.

         THE  PORTFOLIO.  The Fund  currently  seeks to achieve  its  investment objective by investing all of its investable assets in the Portfolio. Accordingly, the Portfolio directly acquires its own securities, and the Fund acquires an indirect interest in those securities. The Portfolio is a separate series of Schroder Core, a business trust organized under the laws of the State of Delaware in September 1995. Schroder Core is registered under the 1940 Act as an open-end, management investment company and currently has eight separate series. The assets of each Portfolio belong only to, and the liabilities of each Portfolio are borne solely by, that Portfolio and no other portfolio of Schroder Core.

         The Fund's investment in the Portfolio is in the form of a non-transferable beneficial interest. As of January 22, 1998, there are no other investors in the Portfolio. The Portfolio may permit other investment companies or other qualified investors to invest in it. All investors in the Portfolio invest at the net asset value per interest of the Portfolio and generally on the same terms and conditions as the Fund (except as described below regarding indemnification of the Portfolio and Schroder Core's trustees by certain investors including registered investment companies, under certain circumstances). All investors in the Portfolio bear a proportionate share of the Portfolio's expenses.

         The Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Portfolio is entitled to vote in proportion to its relative beneficial interest in the Portfolio. On issues subject to a vote of investors, as permitted under the 1940 Act and other applicable law, the Board may solicit proxies from the Fund's shareholders and vote the Fund's interest in the Portfolio based upon the vote of its shareholders or the Board may determine to vote the Fund's interests in the Portfolio in the same proportion as the vote of all other interestholders in the Portfolio. If there are other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders would receive a majority of votes cast by all investors in the Portfolio; indeed, if other investors hold a majority interest in the Portfolio, they would have voting control of the Portfolio.

         The Portfolio does not sell its shares directly to members of the general public. Another investor in the Portfolio, such as an investment company, that would offer its shares to members of the general public would not be required to sell its shares at the same public offering price as the Fund and could have a different asset allocation in the Portfolio and different expenses and other fees than the Fund. Fund shareholders, therefore, are likely to have different returns than shareholders in another investment company that invests in the Portfolio. There are currently no such other investment companies that offers shares to the general public. Information regarding any such funds in the future will be available from Schroder Core by calling Forum Shareholder Services, LLC at 1-800-730-2932.

         Under  federal  securities  law,  any  person  or entity  that  signs a registration statement may be liable for a misstatement or omission of a material fact in the registration statement. Schroder Core, its trustees and certain of its officers are required to sign the registration statement and any amendments of the Trust and may be required to sign the registration statements of certain other investors in the Portfolio. In addition, under federal securities law, Schroder Core may be liable for misstatements or omissions of a material fact in any proxy soliciting material of a publicly offered investor in Schroder Core, including the Fund. Each registered investment company or series thereof, that invests in the Portfolio, including the Trust, is required to indemnify Schroder Core and its trustees and officers ("Schroder Core Indemnitees") against certain claims.

         Indemnified claims are those brought against Schroder Core Indemnitees based on a misstatement or omission of a material fact in the investor's registration statement or proxy materials. No indemnification need be made, however, if such alleged misstatement or omission relates to information about Schroder Core and was supplied to the investor by Schroder Core. Similarly, Schroder Core will indemnify each investor in the Portfolio, including the Fund, for any claims brought against the investor with respect to the investor's registration statement or proxy materials, to the extent the claim is based on a misstatement or omission of a material fact relating to information about Schroder Core that is supplied to the investor by Schroder Core. In addition, each registered investment company investor in the Portfolio will indemnify each Schroder Core Indemnitee against any claim based on a misstatement or omission of a material fact relating to information about a series of the registered investment company that did not invest in the Schroder Core. The purpose of these cross-indemnity provisions is principally to limit the liability of Schroder Core to information that it knows or should know and can control. With respect to other prospectuses and other offering documents and proxy materials of investors in Schroder Core, its liability is similarly limited to information about and supplied by it.

         CERTAIN RISKS OF INVESTING IN THE PORTFOLIO. The Fund's investment in the Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if the Portfolio had a large investor other than the Fund that redeemed its interest in the Portfolio, its remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

         The Fund may withdraw its entire investment from the Portfolio at any time, if the Trust Board determines that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if there were other investors in the Portfolio with power to, and who did by a vote of the shareholders of all investors (including the Fund), change the investment objective or policies of the Portfolio in a manner not acceptable to the Trust Board. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If the Fund decided to convert those securities to cash, it would likely incur brokerage fees or other transaction costs. If the Fund withdrew its investment from the Portfolio, the Trust Board would consider appropriate alternatives, including the management of the Fund's assets in accordance with its investment objective and policies by Schroder or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund. The inability of the Fund to find a suitable replacement investment, if the Board decided not to permit SCMI to manage the Fund's assets, could have a significant impact on shareholders of the Fund.

         Each investor in the Portfolio, including the Fund, may be liable for all obligations of the Portfolio. The risk to an investor in the Portfolio of incurring financial loss on account of such liability, however, is limited to circumstances in which the Portfolio is unable to meet its obligations, the occurrence of which Schroder considers to be quite remote. Upon liquidation of the Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

INVESTMENT ADVISER
Schroder Capital Management International Inc.
787 Seventh Avenue, 34th Floor
New York, New York 10019

ADMINISTRATOR & DISTRIBUTOR
Schroder Fund Advisors Inc.
787 Seventh Avenue, 34th Floor
New York, New York 10019

SUBADMINISTRATOR
Forum Administrative Services, LLC
Two Portland Square
Portland, Maine  04101

CUSTODIAN
The Chase Manhattan Bank
Global Custody Division
125 London Wall
London EC2Y 5AJ United Kingdom

TRANSFER AND DIVIDEND DISBURSING AGENT
Forum Shareholder Services, LLC
PO Box 446
Portland, Maine 04112

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand, L.L.P.
One Post Office Square
Boston, Massachusetts 02109

TABLE OF CONTENTS

EXPENSES OF INVESTING
  IN THE FUND..................................
Fee Table......................................
Example........................................
INVESTMENT OBJECTIVE...........................
  AND POLICIES.................................
Other Investment Practices and Risk
  Considerations...............................
MANAGEMENT OF THE FUND.........................
Boards of Trustees.............................
Investment Adviser and Portfolio Managers......
Administrative Services........................
Distributor....................................
Expenses.......................................
Portfolio Transactions.........................
INVESTMENT IN THE FUND.........................
Purchase of Shares.............................
Retirement Plans and Individual
  Retirement Accounts..........................
Exchanges......................................
Statement of Intention.........................
Redemption of Shares...........................
Net Asset Value................................
DIVIDENDS, DISTRIBUTIONS
  AND TAXES....................................
The Fund.......................................
The Portfolio..................................
OTHER INFORMATION..............................
Capitalization and Voting......................
Reports........................................
Performance....................................
Custodian and Transfer Agent...................
Shareholder Inquiries..........................
Fund Structure.................................

SCHRODER JAPAN FUND
ADVISOR SHARES

The investment objective of Schroder Japan Fund (the "Fund") is to seek long-term capital appreciation. It seeks to achieve this objective through investment substantially in equity securities of companies domiciled or doing business in Japan. It is intended for investors who seek the aggressive growth potential of a foreign market and are willing to bear the special investment risks of investing in that market.

The Fund currently invests substantially all of its assets in Schroder Japan Portfolio (the "Portfolio"). The Portfolio is a separately managed non-diversified investment company. Schroder Capital Management International Inc. is the investment adviser to the Fund and to the Portfolio. The Fund is a series of Schroder Capital Funds, a Delaware business trust (the "Trust").

This Prospectus explains concisely the information you should know before investing in the Fund's Advisor shares. Please read it carefully and keep it for future reference. You can find more detailed information about the Trust and Fund in the [April __,] 1998 Combined Statement of Additional Information ("SAI"), as amended from time to time. The SAI has been filed with the
Securities and Exchange Commission ("SEC") and is available along with other related materials for reference on the SEC's Internet Web Site (http://www.sec.gov). A free copy may be obtained without charge from the Trust by writing to Two Portland Square, Portland, Maine 04101 or by calling 1-800-290-9826. The SAI has been incorporated into this Prospectus by reference. The Fund has not authorized anyone to provide you with information that is different from what is contained in this Prospectus or in other documents to which this Prospectus refers you.

FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM OR ANY OTHER GOVERNMENT AGENCY AND ALSO ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR ITS AFFILIATES. FUND INVESTMENTS INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                                PROSPECTUS
                                                                [APRIL __, 1998]

================================================================================

               FUNDS AVAILABLE THROUGH SCHRODER FUND ADVISORS INC.
        PLEASE CALL FOR COMPLETE INFORMATION AND TO OBTAIN A PROSPECTUS.
             PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.


               SCHRODER CAPITAL FUNDS ( DELAWARE ) 1-800-290-9826
                               SCHRODER JAPAN FUND

 SCHRODER CAPITAL FUNDS (DELAWARE) 1-800-290-9826                 SCHRODER SERIES TRUST  1-800-464-3108
   SCHRODER INTERNATIONAL FUND                                      SCHRODER LARGE CAPITALIZATION EQUITY FUND
   SCHRODER INTERNATIONAL SMALLER COMPANIES FUND                    SCHRODER SMALL CAPITALIZATION VALUE FUND
   SCHRODER INTERNATIONAL BOND FUND                                 SCHRODER MIDCAP VALUE FUND
   SCHRODER EMERGING MARKETS FUND                                   SCHRODER INVESTMENT GRADE INCOME FUND
   SCHRODER ASIA FUND                                               SCHRODER SHORT-TERM INVESTMENT FUND
   SCHRODER U.S. EQUITY FUND
 SCHRODER U.S. SMALLER COMPANIES FUND                             SCHRODER SERIES TRUST II  1-800-464-3108
   SCHRODER MICRO CAP FUND                                          SCHRODER ALL-ASIA FUND

================================================================================

EXPENSES OF INVESTING IN THE FUND

FEE TABLE

         Expenses are one of several factors to consider when investing in the Fund's Advisor Shares. . There are no transaction expenses associated with purchases or redemptions of Advisor Shares. The "Annual Operating Expenses" table and related "Example" estimate the expenses that your investment in Advisor Shares would incur based upon the Fund's anticipated expenses for its first fiscal year. Annual Operating Expenses include the Fund's pro rata portion of all estimated operating expenses of the Portfolio. The Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in the Fund over specified periods. See "Management of the Fund -- Fees -- Expenses".

Annual Fund Operating Expenses (as a percentage of average net assets)(1)
     Management Fees (after fee waivers)(2)(3).......................................................... 0.80%
     12b-1 Fees.........................................................................................  None
     Other Expenses (after fee waivers and expense reimbursements)(3)................................... 0.80%
                                                                                                         -----
     Total Fund Operating Expenses (after fee waivers and expense reimbursements)(3).................... 1.60%

-----------
     (1) The Fund's expenses include the Fund's pro rata portion of all operating expenses of the Portfolio.
     (2) Management Fees reflect the fees to be paid to SCMI and Schroder Advisors for investment advisory and administrative services if the Fund's assets are invested in the Portfolio.
     (3) SCMI and Schroder Advisors have voluntarily undertaken to waive a portion of their fees and assume certain expenses of the Fund during the current fiscal year in order to limit the Fund's total expenses to [1.60]% of the Fund's average daily net assets. This undertaking cannot be withdrawn except by a majority vote of the Trust's Board of Trustees. See "Management of the Fund --Expenses". Without fee waivers, Management Fees, Other Expenses and Total Fund Operating Expenses would be %, % and %, respectively.

EXAMPLE

         The table below indicates how much you would pay in total expenses on a $1,000 investment in the Fund, assuming: (1) a 5% annual return; and (2) redemption at the end of each time period. The example is based on the expenses listed above and assumes reinvestment of all dividends and other distributions. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES OR RETURNS MAY VARY FROM THOSE SHOWN. FEDERAL REGULATIONS REQUIRE THE EXAMPLE TO ASSUME A 5% ANNUAL RETURN, BUT ACTUAL RETURNS WILL VARY.

         PERIOD

      1 YEAR................................................................$16
      3 YEARS...............................................................$50

INVESTMENT OBJECTIVE AND POLICIES

         The Fund's investment objective is to seek long-term capital appreciation. The Fund seeks to achieve this objective through investment substantially in equity securities of companies domiciled or doing business in Japan.

         The Fund is intended for investors who seek the aggressive growth potential of the Japanese market and are willing to bear the special investment risks of investing in that market. Investments in the securities of foreign issuers generally involve risks in addition to the risks associated with investments in the securities of U.S. issuers.

         The Fund currently seeks to achieve its investment objective by investing substantially all of its assets in the Portfolio. The Portfolio has an identical investment objective and substantially similar investment policies to those of the Fund. There can be no assurance that the Fund or Portfolio will achieve its investment objective.

         Although the following information describes the investment policies of the Fund, it applies generally to the Portfolio.

         Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of Japanese issuers.

         Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible preferred stocks, convertible debt securities, and stock rights and warrants to purchase any of the foregoing, as well as equity interests in trusts, partnerships, joint ventures, or similar enterprises, and American or Global Depositary Receipts, and other similar instruments providing for indirect investment in securities of foreign issuers. Under certain circumstances, the Fund may invest indirectly in equity securities by investing in other investment companies or similar pooled vehicles. See "Other Investment Practices and Risk Considerations -- Investment in Other Investment Companies".

         The Fund may invest up to 10% of its total assets in debt securities, including, for example, securities of Japanese corporations or governments, or international organizations, that are unrated or rated below investment grade. See "Other Investment Practices and Risk Considerations -- Debt Securities."

         All percentage limitations on investments apply at the time of purchase and will not be considered violated unless an excess or a deficiency occurs or exists immediately after and as a result of the investment, except that the policies with regard to borrowing and liquidity will be observed at all times. Additional information concerning the investment policies and restrictions of the Fund and Portfolio is contained in the SAI.

OTHER INVESTMENT PRACTICES AND RISK CONSIDERATIONS

         The Fund may also engage in the following investment practices, each of which involves certain risks. The SAI contains more detailed information about these practices (some of which may be considered "derivative" investments), including limitations designed to reduce these risks.

         At times, SCMI may judge that general market conditions make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, SCMI may temporarily use alternative strategies, primarily designed to reduce fluctuations in the values of the Fund's assets. In implementing `defensive" strategies, the Fund may invest without limit in U.S. government securities and other high-quality debt instruments that SCMI believes to be consistent with the Fund's best interests.

         Because the Fund's investments will be concentrated in Japan, political, economic, market and other factors affecting that country will likely affect the values of the Fund's investments more than if the Fund's investments were invested elsewhere or in a greater range of geographic regions. In addition, the Fund will invest more than 25% of its total assets in issuers located in Japan. To the extent that it invests primarily in a single country, the Fund is more exposed to factors that could adversely affect that country, including political and economic developments and foreign exchange rate fluctuations as discussed above. As a result of investing substantially in one country, the value of the Fund's assets may fluctuate more widely than the value of shares of a comparable fund with a lesser degree of geographic concentration.

         FOREIGN SECURITIES. Investments in foreign securities entail certain risks. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of U.S. companies. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers, although the Tokyo Stock Exchange has a large volume of trading, and SCMI believes that securities of companies traded in Japan are generally as liquid as securities of comparable U.S. companies. While foreign brokerage commissions and other fees are also generally higher than in the United States, brokerage commissions in Japan are generally fixed. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or in delivery of securities or in the recovery of the Fund's assets held abroad) and expenses not present in the settlement of domestic investments. The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including without limitation, the issuer's balance of payments, overall debt level, and cash flow considerations related to the availability of tax or other revenues to satisfy the issuer's obligations.

         In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, currency devaluations, and diplomatic developments that could affect the value of the Fund's investments. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries.

         Most of the Fund's assets and income are expected to be denominated in the Japanese currency. Currency values are affected by a wide variety of economic forces and events; thus, fluctuations in values can be difficult, if not impossible, to predict. If the Fund purchases securities denominated in a foreign currency, a change in the value of the currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income. Further, if the value of the particular currency declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of the other currency required to be converted into U.S. dollars in order to pay such expenses will be greater than the amount that would have been needed at the time the expenses were incurred. The Fund may buy or sell Japanese currency and options and futures contracts on this currency for hedging purposes in connection with its Japanese investments.

         Special tax considerations apply to Japanese securities. Income and/or gains received by the Fund from sources within Japan may be reduced by withholding and other taxes imposed by Japan. Any taxes paid by Fund will reduce the net income available for the Fund to allocate to shareholders.

         FOREIGN EXCHANGE CONTRACTS. Changes in currency exchange rates will affect the U.S. dollar values of securities denominated in foreign currencies. Exchange rates between the U.S. dollar and other currencies fluctuate in response to forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation, and other factors, many of which may be difficult (if not impossible) to predict. When investing in foreign securities, the Fund usually effects currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign exchange market. The Fund incurs foreign exchange expenses in converting assets from one currency to another.

         The Fund may enter into forward contracts for the purchase or sale of foreign currency: (1) to "lock in" the U.S. dollar price of the securities denominated in a foreign currency or the U.S. dollar value of interest and dividends to be paid on such securities; or (2) to hedge against the possibility that a foreign currency may suffer a decline against the U.S. dollar. A forward currency contract is an obligation to purchase or sell a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties) at a price set at the time of the contract. This method of attempting to hedge against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of securities and exposes the Fund to the risk that the counterparty is unable to perform. Although the strategy of engaging in foreign currency transactions could reduce the risk of loss due to a decline in the value of the hedged currency, it could also limit the potential gain from an increase in the value of the currency.

         The Fund does not intend to maintain a net exposure to such contracts if the fulfillment of obligations under such contracts would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in the currency. The Fund will not enter into these contracts for speculative purposes and will not enter into non-hedging currency contracts. The Fund will generally not enter into a forward contract with a term of greater than one year. Forward contracts are not exchange traded, and there can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a forward contract. Currently, only a limited market, if any, exists for hedging transactions relating to currencies in certain emerging markets or to securities of issuers domiciled or principally engaged in business in certain emerging markets. This may limit the Fund's ability to hedge its investments in those markets. These contracts involve a risk of loss if SCMI fails to predict accurately changes in relative currency values.

         INVESTMENTS IN SMALLER COMPANIES. The Fund may invest a portion of its assets in securities issued by small companies. Such companies may offer greater opportunities for capital appreciation than larger companies, but investments in such companies may involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets. Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of the Fund to dispose of such securities may be greatly limited, and the Fund may have to continue to hold such securities during periods when SCMI would otherwise have sold the security.

         NON-DIVERSIFICATION. The Fund is a "non-diversified" investment company under the Investment Company Act of 1940, as amended. This means that it may invest its assets in a limited number of issuers. Under the Internal Revenue Code, the Fund generally may not invest more than 25% of its assets in securities of any one issuer other than U.S. government securities and, with respect to 50% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). Thus, the Fund may invest up to 25% of its total assets in the securities of each of any two issuers. To the extent the Fund invests in securities of relatively few issuers, the value of its shares will be affected by changes in the values of those securities more than if it had invested in a more diversified portfolio.

         DEBT  SECURITIES.  The  Fund  may  seek  capital  appreciation  through investment in convertible or non-convertible debt securities. The Fund may invest in debt securities issued or guaranteed by Asian governments (including countries, provinces and municipalities) or their agencies and instrumentalities ("governmental entities"); debt securities issued or guaranteed by international organizations designated or supported by multiple foreign governmental entities (which are not obligations of foreign governments) to promote economic reconstruction or development; and debt securities issued by corporations or financial institutions.

         The Fund may invest in lower-quality, high-yielding debt securities that may be rated below investment grade. Lower-rated debt securities (commonly called "junk bonds") are considered to be of poor standing and predominantly speculative. Securities in the lowest rating categories may have extremely poor prospects of attaining any real investment standing, and some of those securities in which the Fund may invest may be in default. The rating services' descriptions of securities in the various rating categories, including speculative characteristics, are set forth in the SAI.

         The values of lower-rated securities fluctuate in response to changes in interest rates like those of other fixed-income securities. In addition, the lower ratings of such securities reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. Changes by recognized rating services in their ratings of any fixed-income security and in the ability or perceived inability of an issuer to make payments of interest and principal may also affect the value of these investments. See the SAI.

         OPTIONS AND FUTURES TRANSACTIONS. Although the Fund does not presently intend to do so, it may: (1) write covered call options on portfolio securities and the U.S. dollar and Japanese yen without limit; (2) write covered put options on portfolio securities and the U.S. dollar and Japanese yen with the limitation that the aggregate value of the obligations underlying the puts determined as of the date the options are sold will not exceed 50% of the Fund's net assets; (3) purchase call and put options in amounts up to 5% of its total assets; and (4)(a) purchase and sell exchange-traded futures contracts on underlying portfolio securities, Japanese yen, U.S. and Japanese fixed-income securities and such indices of U.S. or emerging market equity or fixed-income securities as may exist or come into being, and (b) purchase and write call and put options on such futures contracts, in all cases involving such futures contracts or options on futures contracts for hedging purposes only, and without limit, except that the Fund may not enter into futures contracts or purchase related options if, immediately thereafter, the amount committed to margin plus the amount paid for premiums for unexpired options on futures contracts generally exceeds 5% of the value of the Fund's total assets. All of the foregoing are referred to as "Hedging Instruments".

         In general, the Fund may use Hedging Instruments: (1) to protect against declines in the market value of the Fund's portfolio securities or stock index futures, and the currencies in which they are denominated, or (2) to establish a position in securities markets as a temporary substitute for purchasing securities. The Fund will not use Hedging Instruments for speculation. Hedging Instruments have certain risks associated with them, including: (1) the possible failure of such instruments as hedging techniques in cases where the price movement of the securities underlying the options or futures does not follow the price movements of the portfolio securities subject to the hedge; (2) potentially unlimited loss associated with futures transactions and the possible lack of a liquid secondary market for closing out a futures position; and (3) possible losses resulting from the inability of the Fund's investment adviser to predict the direction of stock prices, interest rates, relative currency values and other economic factors. The Fund has no plans to enter into currency futures or options contracts but may do so in the future. See "Options and Futures Transactions" in the SAI for additional information on Hedging Instruments the Fund may use and the risks associated with them.

         RISK FACTORS IN OPTIONS AND FUTURES TRANSACTIONS. Options and futures transactions involve costs and may result in losses. The use of options and futures involves certain special risks, including the risks that the Fund may be unable at times to close out such positions, that hedging transactions may not accomplish their purpose because of imperfect market correlations, or that SCMI may not forecast market movements correctly.

         The effective use of options and futures strategies is dependent on, among other things, the Fund's ability to terminate options and futures positions at times when SCMI deems it desirable to do so. Although the Fund will enter into an option or futures contract position only if SCMI believes that a liquid secondary market exists for the option and futures contract, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at any acceptable price.

         The Fund generally expects that its options and futures contract transactions will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter markets. The Fund's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Fund. The Fund will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in SCMI's opinion, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their contractual obligations. The Fund will treat over-the-counter options (and, in the case of options sold by the Fund, the underlying securities held by the Fund) as illiquid investments as required by applicable law.

         The use of options and futures strategies also involves the risk of imperfect correlation between movements in the prices of options and futures contracts and movements in the value of the underlying securities or index, or in the prices of the securities that are the subject of a hedge. The successful use of these strategies further depends on the ability of SCMI to forecast market movements correctly.

         Because the markets for certain options and futures contracts in which the Fund invests are relatively new and still developing and may be subject to regulatory restraints, the Fund's ability to engage in transactions using such investments may be limited. The Fund's ability to engage in hedging transactions may be limited by a certain regulatory and tax considerations. The Fund's hedging transactions may affect the character or amount of its allocations to interestholders.

         For more information about any of the options and futures transactions described above, see the SAI.

         SECURITIES LOANS, REPURCHASE AGREEMENTS, AND FORWARD COMMITMENTS. The Fund may lend portfolio securities amounting to not more than 50% of its assets to brokers, dealers, and financial institutions meeting specified credit conditions, and may enter into repurchase agreements without limit. These transactions must be fully collateralized at all times but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral. The Fund may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date.

         LIQUIDITY. The Fund will not invest more than 15% of its net assets in securities determined by SCMI to be illiquid. Certain securities that are restricted as to resale may nonetheless be resold by the Fund in accordance with Rule 144A under the Securities Act of 1933, as amended. Such securities may be determined by SCMI to be liquid for purposes of compliance with the limitation on the Fund's investment in illiquid securities. There can, however, be no assurance that the Fund will be able to sell such securities at any time when SCMI deems it advisable to do so or at prices prevailing for comparable securities that are more widely held.

         INVESTMENT IN OTHER INVESTMENT COMPANIES OR VEHICLES. The Fund is permitted to invest in other investment companies or pooled vehicles, including closed-end funds, that are advised by SCMI or its affiliates or by unaffiliated parties. Pursuant to the 1940 Act, the Fund may invest in the shares of other investment companies that invest in securities in which the Fund is permitted to invest, subject to the limits and conditions required under the 1940 Act or any orders, rules or regulations thereunder. When investing through investment companies, the Fund may pay a premium above such investment companies' net asset value per share. As a shareholder in an investment company, the Fund would bear its ratable share of the investment company's expenses, including its advisory and administrative fees. At the same time, the Fund would continue to pay its own fees and expenses.

         TEMPORARY INVESTMENTS. For cash management purposes, pending investment in accordance with the Fund's investment objective, or temporary defensive purposes, the Fund may invest without limitation in (or enter into repurchase agreements maturing in seven days or less with U.S. and foreign banks and broker-dealers with respect to) short-term debt securities, including commercial paper, U.S. Treasury bills, other short-term U.S. government securities, certificates of deposit, and bankers' acceptances of U.S. or foreign banks. The Fund also may hold cash and time deposits denominated in any major foreign currency in foreign banks. To the extent that the Fund assumes a temporary defensive position, it may not be pursuing its investment objective. See the SAI for further information about these securities.

         INVESTMENT POLICY CHANGES. The investment objective and fundamental investment policies of the Fund may not be changed without approval of the holders of a majority of the outstanding voting securities of the Fund. A majority of outstanding voting securities means the lesser of: (1) 67% of the shares present or represented at a shareholder meeting at which the holders of more than 50% of the outstanding shares are present or represented; or (2) more than 50% of outstanding shares. Non-fundamental investment policies may be changed by the Trust Board without approval of the Fund's investors. All investment policies are non-fundamental unless stated otherwise.

         PORTFOLIO TURNOVER. The Fund may engage in short-term trading, but its portfolio turnover rate is not expected to exceed 100%. High portfolio turnover and short-term trading involve correspondingly greater commission expenses, transaction costs and potentially higher amounts of taxable income. See "Taxation" in the SAI.

MANAGEMENT OF THE FUND


                          NEW SCHRODER GRAPHIC OF WORLD



BOARDS OF TRUSTEES

         The business and affairs of the Fund are managed under the direction of the Board of Trustees of the Trust. The business and affairs of the Portfolio are managed under the direction of the Board of Trustees of Schroder Capital Funds (the "Core"), a Delaware business trust of which the Portfolio is a series of shares. Information regarding the trustees and executive officers of the Trust, as well as Core's trustees and executive officers, is contained in the SAI under "Management, Trustees and Officers."

INVESTMENT ADVISER AND PORTFOLIO MANAGER

         SCMI is a wholly owned U.S. subsidiary of Schroders Incorporated (doing business in New York as Schroders Holdings), the wholly owned U.S. holding company subsidiary of Schroders plc. Schroders plc is the holding company parent of a large world-wide group of banks and financial services companies.

         SCMI serves as investment adviser to the Fund under an investment advisory agreement with the Trust (the "Fund Advisory Agreement"). Under the Fund Advisory Agreement, SCMI has agreed to furnish a continuous investment program for the Fund and makes investment decisions on its behalf. For these services, SCMI is entitled to receive an investment advisory fee, payable monthly, on assets managed directly at the Fund level, at the annual rate of 0.75% of the Fund's average daily net assets. The Fund Advisory Agreement, however, provides that SCMI is not entitled to receive an investment advisory fee from the Fund on assets invested in the Portfolio.

         The Fund currently pursues its investment objective through investment in the Portfolio. The Fund's investments may be withdrawn from the Portfolio at any time if the Trust Board determines that it is in the best interests of the Fund and its shareholders to do so. See "Other Information -- Fund Structure".

         Subject to such policies as the Core Board may determine, SCMI also furnishes a continuous investment program for the Portfolio and makes investment decisions on its behalf. For these services, the investment advisory Agreement between SCMI and Schroder Core (the "Portfolio Advisory Agreement") provides that SCMI is entitled to receive a monthly advisory fee at the annual rate of 0.55% of the Portfolio's average daily net assets. The Portfolio Advisory Agreement between Schroder Core and SCMI is the same in all material respects as the Fund Advisory Agreement (except as to the parties and the circumstances under which fees will be paid).

         The Fund's and the Portfolio's current portfolio manager is Donald M. Farquharson. Mr. Farquarson is primarily responsible for the day-to-day management of the investment portfolio, with the assistance of SCMI's Japanese investment management team. Mr. Farquharson, who has managed the Fund and Portfolio since inception, is a First Vice President of SCMI. He originally joined SCMI as an equity analyst in 1988, served as the head of SCMI's Japanese Equity Research group in Tokyo from 1993 to 1995, and thereafter has served as a fund manager for SCMI.

ADMINISTRATIVE SERVICES

         On behalf of the Fund, the Trust has entered into an administration agreement with Schroder Advisors and a subadministration agreement with Forum. Under these agreements, Schroder Advisors and Forum provide certain management and administrative services necessary for the Fund's operations. For providing services to the Fund, Schroder Advisors and Forum are each entitled to monthly fees at the respective annual rates of 0.20% and 0.10% of the Fund's average daily net assets. Schroder Advisors and Forum provide similar services to the Portfolio, for which each is entitled to a monthly fee at the annual rate of 0.05% of the Portfolio's average daily net assets.

DISTRIBUTOR AND DISTRIBUTION PLAN

         Schroder Fund Advisors Inc. ("Schroder Advisors"), 787 Seventh Avenue, New York, New York 10019, serves as Distributor of Fund shares. Schroder Advisors was organized in 1989 as a registered broker-dealer to serve as an administrator and distributor for the Fund and other mutual funds.

         Under the Distribution Agreement, Schroder Advisors has agreed to use its best efforts to secure purchases of Fund shares in jurisdictions in which such shares may be legally offered for sale. Schroder Advisors is not obligated to sell any specific amount of Fund shares. Further, Schroder Advisors has agreed in the Distribution Agreement to serve without compensation and to pay from its own resources all costs and expenses incident to the sale and distribution of Fund shares including expenses for printing and distributing prospectuses and other sales materials to prospective investors, advertising expenses, and the salaries and expenses of its employees or agents in connection with the distribution of Fund shares.

         The Trust may compensate Schroder Advisors under a distribution plan, adopted pursuant to Rule 12b-1 under the 1940 Act (the "Distribution Plan") by the Trust on behalf of the Fund's Advisor Shares. Payments under the Distribution Plan would be made monthly at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Advisor Shares. Schroder Advisors, in turn, may use these payments to compensate others for services provided, or to reimburse others for expenses incurred, in connection with the distribution of Advisor Shares. The maximum annual amount payable under the Distribution Plan is currently 0.25%, but no payments will be made under the Distribution Plan until the Board so authorizes.

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

         Payments under the Distribution Plan may be for various types of costs, including: (1) advertising expenses, (2) costs of printing prospectuses and other materials to be given or sent to prospective investors, (3) expenses of sales employees or agents of Schroder Advisors, including salary, commissions, travel and related expenses in connection with the distribution of Advisor Shares, (4) payments to broker-dealers who advise shareholders regarding the purchase, sale, or retention of Advisor Shares, and (5) payments to banks, trust companies, broker-dealers (other than Schroder Advisors) or other financial organizations (collectively, "Service Organizations"). Payments to a particular Service Organization under the Distribution Plan are calculated by reference to the average daily net assets of Advisor Shares owned beneficially by investors who have a brokerage or other service relationship with the Service Organization. The Fund will not be liable for distribution expenditures made by Schroder Advisors in any given year in excess of the maximum amount payable under the Distribution Plan in that year. Costs or expenses in excess of the annual limit may not be carried forward to future years. Salary expenses of sales personnel who are responsible for marketing various shares of portfolios of the Trust may be allocated to those portfolios, including the Advisor Shares of the Fund, that have adopted a plan similar to that of the Fund on the basis of average daily net assets. Travel expenses may be allocated to, or divided among, the particular portfolios of the Trust for which they are incurred.

SHAREHOLDER SERVICE PLAN

         The Trust, on behalf of the Fund, has also adopted a shareholder service plan (the "Shareholder Service Plan") pursuant to which Schroder Advisors is authorized to pay Service Organizations a servicing fee. Payments under the Shareholder Service Plan may be for various types of services, including: (1) answering customer inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Fund may be effected and other matters pertaining to the Fund's services, (2) providing necessary personnel and facilities to establish and maintain shareholder accounts and records, (3) assisting shareholders in arranging for processing purchase, exchange and redemption transactions, (4) arranging for the wiring of funds, (5) guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts, (6) integrating periodic statements with other customer transactions and (7) providing such other related services as the shareholder may request. The maximum amount payable under the Shareholder Service Plan to Schroder Advisors is 0.25% of the Fund's average daily net assets attributable to Advisor Shares.

         Payments to a particular Service Organization under the Shareholder Service Plan are calculated by reference to the average daily net assets of Advisor Shares owned beneficially by investors who have a service relationship with the Service Organization. Some Service Organizations may impose additional or different conditions on their clients, such as requiring them to invest more than the minimum investments specified by the Fund or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts paid to the Service Organization by Schroder Advisors. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult them regarding any such fees or conditions.

EXPENSES

         The Fund bears all costs of its operations other than expenses specifically assumed by SCMI or Schroder Advisors. The costs borne by the Fund include legal and accounting expenses; trustees' fees and expenses; insurance premiums, custodian and transfer agent fees and expenses; expenses of registering and qualifying the Fund's shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on portfolio securities and pricing of the Fund's shares; expenses of maintaining the Trust's and the Fund's legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. For assets invested in a Portfolio, the Fund also bears its ratable share of the Portfolio's expenses, including any investment advisory fees payable to SCMI. Trust expenses directly attributed to the Fund are charged to the Fund; other Trust expenses are allocated proportionately among all the series of the Trust in relation to the net assets of each series, and any class expenses directly attributable to a class of shares are allocated to the particular class. SCMI and Schroder Advisors have undertaken voluntarily to waive a portion of their fees or assume certain expenses of the Fund in order to limit total Fund expenses, excluding taxes, interest, brokerage commissions and other Fund transaction expenses and extraordinary expenses chargeable to Advisor Shares, to [1.60]% of the average daily net assets of the Fund attributable to those shares. This expense limitation can not be modified or withdrawn except by a vote of the Trust Board. If expense reimbursements are required, they will be made on a monthly basis. SCMI, Schroder Advisors, or Forum may waive voluntarily all or a portion of its fees, from time to time.

PORTFOLIO TRANSACTIONS

         SCMI places orders for the purchase and sale of the Fund's investments with brokers and dealers it selects and seeks "best execution" of such portfolio transactions. The Fund may pay brokers higher than the lowest available commission rates when SCMI believes it is reasonable to do so in light of the value of the brokerage and research services provided. Commission rates for brokerage transactions are fixed on many foreign securities exchanges, which may cause higher brokerage expenses to accrue to the Fund than would be the case for comparable transactions effected on U.S. securities exchanges.

         Subject to the Fund's policy of obtaining the best price consistent with quality of execution on transactions, SCMI may employ Schroder Securities Limited and its affiliates (collectively, "Schroder Securities"), affiliates of Schroder, to effect transactions of the Fund or a Portfolio on certain foreign securities exchanges. Because of the affiliation between SCMI and Schroder Securities, payment of commissions by the Fund or a Portfolio to Schroder Securities is subject to procedures adopted by the Schroder Core Board designed to ensure that commissions will not exceed the usual and customary brokers' commissions. No specific portion of the Fund's brokerage will be directed to Schroder Securities, and in no event will Schroder Securities receive any brokerage in recognition of research services.

INVESTMENT IN THE FUND

PURCHASE OF SHARES

         Investors may purchase Advisor Shares directly from the Trust. Prospectuses, sales material and account applications can be obtained from the Trust or through Forum Shareholder Services, LLC, the Fund's transfer agent (the "Transfer Agent"). See "Other Information -- Shareholder Inquiries". Investments also may be made through broker-dealers and other financial institutions that assist their customers in purchasing Fund Shares ("Financial Institutions"). Financial Institutions may charge their customers a service fee for processing orders to purchase or sell shares. Investors wishing to purchase Shares through their accounts at a Financial Institution should contact that organization directly for appropriate instructions.

         The Fund's Advisor Shares are offered at the net asset value next determined after receipt of a completed account application (at the address set forth below). The minimum initial investment is $2,500 and the minimum subsequent investment is $250. All purchase payments are invested in full and fractional shares. The Fund is authorized to reject any purchase order.

     Purchases may be made by mailing a check (in U.S. dollars), payable to Schroder Japan Fund to:

                           Schroder Japan Fund -- Advisor Shares
                           P.O. Box 446
                           Portland, Maine 04112

         For initial purchases, the check must be accompanied by a completed account application in proper form. Further documentation, such as corporate resolutions and instruments of authority, may be requested from corporations, administrators, executors, personal representatives, directors or custodians to evidence the authority of the person or entity making the subscription request.

         Subsequent purchases may be made by mailing a check, by sending a bank wire, or through a shareholder's Service Organization, as indicated above. All payments should clearly indicate the shareholder's name and account number.
         Investors and Service Organizations (on behalf of their customers) may transmit purchase payments by Federal Reserve Bank wire directly to the Fund as follows:

                           The Chase Manhattan Bank
                           New York, NY
                           ABA No.: 021000021
                           For Credit To: Forum Financial Corp.
                           Account. No.: 910-2-718187
                           Ref.: Schroder Japan Fund -- Advisor Shares
                           Account of: (shareholder name)
                           Account No.: (shareholder account number)

         The wire order must specify the name of the Fund, the shares' class (I.E., Advisor Shares), the account name and number, address, confirmation number, amount to be wired, name of the wiring bank, and name and telephone number of the person to be contacted in connection with the order. If the initial investment is by wire, an account number will be assigned and a completed account application must be mailed to the Fund before any transaction will be effected. Wire orders received prior to the close of trading on the New York Stock Exchange (the "Exchange") on a day when the Exchange is open for trading are processed at the net asset value determined as of that day. Wire orders received after the close of the Exchange are processed at the net asset value next determined. See "Net Asset Value".

         The Fund's Transfer Agent establishes for each shareholder of record an open account to which all shares purchased and all reinvested dividends and other distributions are credited. Although most shareholders elect not to receive share certificates, certificates for full shares can be obtained by written request to the Fund's Transfer Agent. No certificates are issued for fractional shares.

         The Transfer Agent will deem an account lost if six months have passed since correspondence to the shareholder's address of record is returned, unless the Transfer Agent determines the shareholder's new address. When an account is deemed lost, dividends and other distributions are automatically reinvested. In addition, the amount of any outstanding checks for dividends and other distributions that have been returned to the Transfer Agent are reinvested, and the checks are canceled.

RETIREMENT PLANS AND INDIVIDUAL RETIREMENT ACCOUNTS

         Fund Advisor Shares are offered in connection with various retirement plans, including traditional and Roth IRAs. Application forms and further information about these plans, including applicable fees, are available upon request. Before investing in the Fund through one of these plans, investors should consult their tax advisors.

         The Fund may be used as an investment vehicle for an IRA including a SEP-IRA. An IRA naming The First National Bank of Boston as custodian is available from the Trust or the Transfer Agent. The minimum initial investment for an IRA in the Fund is $250; the minimum subsequent investment is $250. Generally, contributions and investment earnings in a traditional IRA grow tax-deferred until withdrawn. In contrast, contributions to a Roth IRA are not tax-deductible, but investment earnings generally grow tax-free. IRAs are available to individuals (and their spouses) who receive compensation or earned income whether or not they are active participants in a tax-qualified or government-approved retirement plan. An IRA contribution by an individual or spouse who participates in a tax-qualified or government-approved retirement plan may not be deductible, depending upon the individual's income. Individuals also may establish an IRA to receive a "rollover" contribution of distributions from another IRA or qualified plan. Tax advice should be obtained before effecting a rollover.

EXCHANGES

         You may exchange the Fund's Advisor Shares for Advisor shares of any fund offered by the Schroder family of funds so long as your investment meets the initial investment minimum of the fund being purchased and you maintain the respective minimum account balance in each fund in which you own shares. Exchanges between each fund are at net asset value.

         For federal income tax purposes an exchange is considered to be a sale of shares on which you may realize a capital gain or loss. If you hold Advisor Shares through a Service Organization, you must make an exchange through your Service Organization. If you hold Advisor Shares directly, you may make an exchange by calling the Transfer Agent at 1-800-344-8332, see "Redemption of Shares -- By Telephone", or by mailing written instructions to Schroder Capital Funds (Delaware), P.O. Box 446, Portland, Maine 04112. Exchange privileges may be exercised only in those states where shares of the other funds of the Schroder family of funds may legally be sold. Exchange privileges may be amended or terminated at any time upon sixty (60) days' notice.

REDEMPTION OF SHARES

         Advisor Shares are redeemed at their next determined net asset value after receipt by the Fund (see the address set forth under "Purchase of Shares") of a redemption request in proper form. Redemption requests that are received prior to the close of the Exchange on a day on which the Exchange is open are processed at the net asset value determined as of that day. Redemption requests that are received after the close of the Exchange are processed at the net asset value next determined. See "Net Asset Value".

     BY TELEPHONE. Redemption requests may be made by telephoning the Transfer Agent at 1-800-344-8332. A shareholder must provide the Transfer Agent with the class of shares, the dollar amount or number of shares to be redeemed, shareholder account number, and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemption privilege option has been elected on the account application or otherwise in writing. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, reasonable procedures will be followed by the Transfer Agent to confirm that telephone instructions are genuine. The Transfer Agent and the Trust generally will not be liable for any losses due to unauthorized or fraudulent redemption requests, but either or both may be liable if they do not follow these procedures. Shares for which certificates have been issued may not be redeemed by telephone. In times of drastic economic or market change it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

         WRITTEN REQUESTS. Redemptions may be made by letter to the Fund specifying the class of shares, the dollar amount or number of shares to be redeemed, and the shareholder account number. The letter must also be signed in exactly the same way the account is registered (if there is more than one owner of the shares, all must sign) and, in certain cases, signatures must be guaranteed by an institution that is acceptable to the Transfer Agent. Such institutions include certain banks, brokers, dealers (including municipal and government securities brokers and dealers), credit unions and savings associations. Notaries public are not acceptable. Further documentation may be requested to evidence the authority of the person or entity making the redemption request. Questions concerning the need for signature guarantees or documentation of authority should be directed to the Fund at the above address or by calling the telephone number appearing on the cover of this Prospectus.

         If Advisor Shares to be redeemed are held in certificate form, the certificates must be enclosed with the redemption request, and the assignment form on the back of the certificates (or an assignment separate from the certificates but accompanied by the certificates) must be signed by all owners in exactly the same way the owners' names are written on the face of the certificates. Requirements for signature guarantees and/or documentation of authority as described above could also apply. For your protection, the Trust suggests that you send certificates by registered mail.

         ADDITIONAL REDEMPTION INFORMATION. Checks for redemption proceeds normally are mailed within seven days. No redemption proceeds are mailed until checks in payment for the purchase of the Advisor Shares to be redeemed have been cleared, which may take up to 15 calendar days from the purchase date. Unless other instructions are given in proper form, a check for the proceeds of a redemption are sent to the shareholder's address of record.

         The Fund may suspend the right of  redemption  during any period  when:
(1) trading on an exchange is restricted or an exchange is closed; (2) the SEC has by order permitted such suspension; or (3) an emergency (as defined by rules of the SEC) exists making disposal of portfolio investments or determination of the Fund's net asset value not reasonably practicable.

         If the Trust Board determines that it would be detrimental to the best interest of the Fund's remaining shareholders to make payment wholly or partly in cash, the Fund may redeem Advisor Shares in whole or in part by a distribution in kind of portfolio securities in lieu of cash. The Fund will, however, redeem Advisor Shares solely in cash up to the lesser of $250,000 or 1% of net assets during any 90-day period for any one shareholder. In the event that payment for redeemed Advisor Shares is made wholly or partly in portfolio securities, the shareholder may be subject to additional risks and costs in converting the securities to cash. See "Additional Purchase and Redemption Information" in the SAI.

         The proceeds of a redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal income tax purposes.

         Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem shares in any account (other than an IRA) if at any time the account does not have a value of at least $10,000, unless the value of the account falls below that amount solely as a result of market activity. Shareholders will be notified that the value of the account is less than the required minimum and be allowed at least 30 days to make an additional investment to increase the account balance to at least the required minimum amount.

NET ASSET VALUE

         The net asset value per share is calculated separately for each class of shares of the Fund as of the close of the Exchange on a day on which the Exchange is open, which excludes the following U.S. holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day,

Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net asset value per share for a class of shares is calculated by dividing the aggregate value of the Fund's assets allocable to a particular class, less the liabilities charged to the class, if any, by the number of outstanding shares of that class of the Fund.

         Generally, securities that are listed on recognized stock exchanges are valued at the last reported sale price, on the day when the securities are valued (the "Valuation Day"), on the primary exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges for which there were no sales on the Valuation Day are valued at the last sale price on the preceding trading day or at closing mid-market prices. Securities traded in over-the-counter markets are valued at the most recent reported mid-market price. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Core Board.

         Trading in securities on non-U.S. exchanges and over-the-counter markets may not take place on every day that the Exchange is open for trading. Furthermore, trading takes place in various foreign markets on days on which the Fund's net asset value is not calculated. If events materially affecting the value of foreign securities occur between the time when their price is determined and the time when net asset value is calculated, such securities may be valued at fair value as determined in good faith by using methods approved by the Core Board.

         All  assets  and  liabilities  of  the  Fund   denominated  in  foreign
currencies are valued in U.S. dollars based on the exchange rate last quoted by a major bank prior to the time when the Fund's net asset value is calculated.

DIVIDENDS, DISTRIBUTIONS AND TAXES

THE FUND

         The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. By complying therewith, the Fund will not have to pay federal income tax on that part of its income or net realized capital gain that is distributed to shareholders. The Fund intends to distribute substantially all of its income and net realized capital gain, and therefore, intends not to be subject to federal income tax.

         Dividends and capital-gain distributions on Advisor Shares are reinvested automatically in additional Shares at net asset value unless the shareholder has elected in the account application, or otherwise in writing, to receive dividends and other distributions in cash.

         After every dividend and other distribution, the value of a Share declines by the amount of the distribution. Purchases made shortly before a dividend or other distribution include in the purchase price the amount of the distribution, which will be returned to the investor in the form of a taxable distribution.

         Dividends from the Fund's income generally will be taxable to shareholders as ordinary income, whether the dividends are invested in additional Shares or received in cash. Distributions by the Fund of any net long-term capital gain will be taxable to a shareholder as long-term capital gain regardless of how long the shareholder has held the Shares. Such distributions will qualify for the new reduced rates for capital gains on assets held for more than 18 months to the extent they represent gains on the sale of such assets. Each year the Trust will notify shareholders of the tax status of dividends and other distributions.

         Dividends from the Fund are generally not expected to qualify for the dividends-received deduction for corporate shareholders because the Fund does not generally expect to receive dividends from domestic corporations.

         A redemption of Shares may result in taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's basis in the redeemed Shares. If Shares are redeemed at a loss after being held for six months or less, the loss will be treated as a long-term, rather than a short-term, capital loss to the extent of any capital gain distributions received on those Shares.

         The Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who do not furnish the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Depending on the residence of a shareholder for tax purposes, distributions from the Fund may also be subject to state and local taxes, including withholding taxes.

         In an effort to adhere to certain tax requirements, the Fund may have to limit its investment activity in some types of instruments.

         If the Fund's dividends exceed its taxable income in any year, all or a portion of the Fund's dividends may be treated as a return of capital to shareholders for tax purposes. Any return of capital will reduce the cost basis of your shares, which will result in a higher reported capital gain or a lower reported capital loss when you sell your shares. Shareholders will be notified by the Trust if a distribution included a return of capital.

     EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes on the Fund and its investments, which generally reduce the Fund's income.

         Pursuant to the tax convention between the U.S. and Japan ( the " Convention "), a Japanese withholding tax at the maximum rate of 15% is, with certain exceptions, imposed upon dividends paid by Japanese corporations to the Fund. Pursuant to the present terms of the Convention, interest received by the Fund from sources within Japan is subject to a Japanese withholding tax at a maximum rate of 10%. Capital gains of the Fund arising from its investments as described herein are not taxable in Japan.

         Generally, the Fund will be subject to the Japanese securities transaction tax on its sale of certain securities in Japan. The current rates of such tax range from 0.03% to 0.30% depending upon the particular type of securities involved. Transactions involving equity securities are currently taxed at the highest rate.

         If the Fund is eligible to do so, it ordinarily expects to elect to permit its shareholders to take a credit (or a deduction), subject to certain limitations, for the Fund's share of foreign income taxes paid by the Fund. If the Fund does make such an election, its shareholders would include as gross income in their federal income tax returns both: (1) distributions received from the Fund; and (2) the amount that the Fund advises is their pro rata portion of foreign income taxes paid with respect to or withheld from, dividends and interest paid to the Fund from its foreign investments. Shareholders then would be entitled, subject to certain limitations, to take a foreign tax credit against their federal income tax liability for the amount of such foreign taxes or else to deduct such foreign taxes as an itemized deduction from gross income.

         The foregoing is only a summary of some of the important federal tax considerations generally affecting the Fund and its U.S. shareholders; see the SAI for further information. Shareholders should consult their own tax advisors as to the tax consequences of their ownership of Advisor Shares, including with respect to the applicability of state, local and non-U.S. taxes.

THE PORTFOLIO

         The Portfolio is not required to pay federal income tax because it is classified as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio will be deemed to have been "passed through" to the Fund in proportion to the Fund's holdings in the Portfolio, regardless of whether such interest, dividends or gains have been distributed by the Portfolio.

         The Portfolio intends to conduct its operations so as to enable the Fund, if it invests all of its assets in the Portfolio, to qualify as a regulated investment company.

OTHER INFORMATION

CAPITALIZATION AND VOTING

         The Trust was organized as a Maryland corporation on July 30, 1969; reorganized on February 29, 1988 as Schroder Capital Funds, Inc.; and reorganized on January 9, 1996, as a Delaware business trust. The Trust has authority to issue an unlimited number of shares of beneficial interest. The Trust Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Fund) and may divide portfolios or series into classes of shares (such as the Advisor Shares), and the costs of doing so are borne by the Trust or series in accordance with the Trust Instrument. The Trust currently consists of eleven separate Funds, each of which has a separate investment objective and policies.

         The Fund currently consists of two classes of shares, Investor Shares and Advisor Shares. Each share of the Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation, except that, due to the differing expenses borne by the classes, dividends and liquidation proceeds for each class will likely differ.

         When issued in accordance with the terms of the prospectus, shares are fully paid, non-assessable, and have no preemptive rights. Shareholders have non-cumulative voting rights, which means that the holders of more than 50% of the Trust's outstanding shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held). Each share of the Fund has equal voting rights, except that if a matter affects only the shareholders of a particular class only shareholders of that class shall have a right to vote. On Trust matters requiring shareholder approval, shareholders of the Trust are entitled to vote only with respect to matters that affect the interests of the Fund or the class of shares they hold, except as otherwise required by applicable law.

         There will normally be no meetings of shareholders to elect Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. However, the holders of not less than a majority of the outstanding shares of the Trust may remove any person serving as a Trustee and the Trust Board will call a special meeting of shareholders to consider removal of one or more Trustees if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

REPORTS

         The Trust  sends  each Fund  shareholder  a  semi-annual  report and an
audited  annual  report,   when  available,   containing  the  Fund's  financial
statements.

PERFORMANCE

         The Fund may include quotations of average annual total return, cumulative total return and other performance measures for shares in advertisements or reports to shareholders or prospective investors. Average annual total return of a class of shares is based upon the overall dollar or percentage change in value of a hypothetical investment each year over specified periods. Average annual total returns reflect the deduction of the Fund's expenses (on an annual basis) and assumes investment and reinvestment of all dividends and distributions at net asset value. Cumulative total returns are calculated similarly except that the total return is aggregated over the relevant period instead of annualized.

         Performance quotations are calculated separately for each class of shares of the Fund. Performance calculations may also be compared to various unmanaged securities indices, groups of mutual funds tracked by mutual fund ratings services, or other general economic indicators. Unmanaged indices may assume the reinvestment of dividends but do not reflect deductions for administrative and management costs and expenses.

         Performance information represents only past performance and does not necessarily indicate future results. For a description of the methods used to determine total return and other performance measures for the Fund, see the SAI.

CUSTODIAN AND TRANSFER AGENT

         The Chase Manhattan Bank is custodian of the Fund's and of the Portfolio's assets. Forum Shareholder Services, LLC serves as the Fund's transfer agent and dividend disbursing agent.

SHAREHOLDER INQUIRIES

         Inquiries about the Fund should be directed to:

                           Schroder Japan Fund
                           P.O. Box 446
                           Portland, Maine 04112

         Information about specific shareholder accounts may be obtained from the Transfer Agent by calling 1-800-344-8332 or 1-207-879-1900.

FUND STRUCTURE

         CLASSES OF SHARES. The Fund has two classes of shares, Investor Shares and Advisor Shares. Investor Shares are offered by a separate prospectus to individual investors. Investor Shares incur lower expenses but have higher investment minimums than Advisor Shares. Except for certain class differences, each share of each class represents an undivided, proportionate interest in the Fund. Each share of the Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of the Fund except that, due to the differing expenses borne by the two classes, the amount of dividends and other distributions differs between the classes. Information about the other class of shares is available from the Fund by calling Schroder Advisors at (800) 730-2932.

         THE PORTFOLIO. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, which has the same investment objective and substantially similar policies as those of the Fund. Accordingly, the Portfolio directly acquires its own securities, and the Fund acquires an indirect interest in those securities. The Portfolio is a separate series of Schroder Core, a business trust organized under the laws of the State of Delaware in September 1995. Schroder Core is registered under the 1940 Act as an open-end, management investment company and currently has eight separate series. The assets of the Portfolio, a diversified portfolio, belong only to, and the liabilities of each Portfolio are borne solely by, that Portfolio and no other portfolio of Schroder Core.

         The Fund's investment in the Portfolio is in the form of a non-transferable beneficial interest. As of January 22, 1998, there are no investors in the Portfolio. The Portfolio may permit other investment companies or other qualified investors to invest in it. All other investors in the Portfolio will invest on the same terms and conditions as the Fund and will pay a proportionate share of the Portfolio's expenses.

         The Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Portfolio is entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subject to a vote of investors, as permitted under the 1940 Act and other applicable law, the Board may solicit proxies from the Fund's shareholders and vote the Fund's interest in a Portfolio based upon the vote of its shareholders or the Board may determine to vote the Fund's interests in a Portfolio in the same proportion as the vote of all other interestholders in the Portfolio. If there are other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders would receive a majority of votes cast by all investors in the Portfolio; indeed, if other investors hold a majority interest in the Portfolio, they could have voting control of the Portfolio.

         The Portfolio does not sell its shares directly to members of the general public. Another investor in the Portfolio, such as an investment company, that might sell its shares to members of the general public would not be required to sell its shares at the same offering price as the Fund and could have different fees and expenses than the Fund. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. There is currently no such other investment company that offers its shares to members of the general public. Information regarding any such funds in the future is available from Schroder Core by calling Forum Shareholder Services, LLC at (800) 730-2932.

         Under federal securities law, any person or entity that signs a registration statement may be liable for a misstatement or omission of a material fact in the registration statement. Schroder Core, its trustees and certain of its officers are required to sign the registration statement and amendments thereto of the Trust and may be required to sign the registration statements of certain other investors in the Portfolio. In addition, under federal securities law, Schroder Core may be liable for misstatements or omissions of a material fact in any proxy soliciting material of a publicly offered investor in Schroder Core, including the Fund. Each investor in the Portfolio, including the Trust, has agreed to indemnify Schroder Core and its Trustees and officers ("Schroder Core Indemnitees") against certain claims.

         Indemnified claims are those brought against Schroder Core Indemnitees based on a misstatement or omission of a material fact in the investor's registration statement or proxy materials. No indemnification need be made, however, if such alleged misstatement or omission relates to information about Schroder Core and was supplied to the investor by Schroder Core. Similarly, Schroder Core will indemnify each investor in the Portfolio, including the Fund, for any claims brought against the investor with respect to the investor's registration statement or proxy materials, to the extent the claim is based on a misstatement or omission of a material fact relating to information about Schroder Core that is supplied to the investor by Schroder Core. In addition, each registered investment company investor in the Portfolio will indemnify each Schroder Core Indemnitee against any claim based on a misstatement or omission of a material fact relating to information about a series of the registered investment company that did not invest in the Schroder Core. The purpose of these cross-indemnity provisions is principally to limit the liability of Schroder Core to information that it knows or should know and can control. With respect to other prospectuses and other offering documents and proxy materials of investors in Schroder Core, its liability is similarly limited to information about and supplied by it.

         CERTAIN RISKS OF INVESTING IN THE PORTFOLIO. The Fund's investment in the Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if the Portfolio had a large investor other than the Fund that redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

         The Fund may withdraw its entire investment from the Portfolio at any time, if the Trust Board determines that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if there were other investors in the Portfolio with power to, and who did by a vote of the shareholders of all investors (including the Fund), change the investment objective or policies of the Portfolio in a manner not acceptable to the Trust Board. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's portfolio. If the Fund decided to convert those securities to cash, it would likely incur brokerage fees or other transaction costs. If the Fund withdrew its investment from the Portfolio, the Trust Board would consider appropriate alternatives, including the management of the Fund's assets in accordance with its investment objective and policies by SCMI or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund. The inability of the Fund to find a suitable replacement investment, if the Board decided not to permit SCMI to manage the Fund's assets, could have a significant impact on shareholders of the Fund.

         Each investor in the Portfolio, including the Fund, may be liable for all obligations of the Portfolio. The risk to an investor in the Portfolio of incurring financial loss on account of such liability, however, is limited to circumstances in which the Portfolio is unable to meet its obligations, the occurrence of which SCMI considers to be quite remote. Upon liquidation of the Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

INVESTMENT ADVISER
Schroder Capital Management International Inc.
787 Seventh Avenue, 34th Floor
New York, New York 10019

ADMINISTRATOR & DISTRIBUTOR
Schroder Fund Advisors Inc.
787 Seventh Avenue, 34th Floor
New York, New York 10019

SUBADMINISTRATOR
Forum Administrative Services, LLC
Two Portland Square
Portland, Maine  04101

CUSTODIAN
The Chase Manhattan Bank
Global Custody Division
125 London Wall
London EC2Y 5AJ United Kingdom

TRANSFER AND DIVIDEND DISBURSING AGENT
Forum Shareholder Services, LLC
Two Portland Square
Portland, Maine 04101

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand, L.L.P.
One Post Office Square
Boston, Massachusetts 02109

TABLE OF CONTENTS

EXPENSES OF INVESTING
  IN THE FUND..................................
Fee Table......................................
Example........................................
INVESTMENT OBJECTIVE
  AND POLICIES.................................
Other Investment Practices and Risk
  Considerations...............................
MANAGEMENT OF THE FUND.........................
Boards of Trustees.............................
Investment Adviser and Portfolio Manager.......
Administrative Services........................
Distributor and Distribution Plan..............
Shareholders Service Plan......................
Expenses.......................................
Portfolio Transactions.........................
INVESTMENT IN THE FUND.........................
Purchase of Shares.............................
Retirement Plans and Individual
  Retirement Accounts..........................
Exchanges......................................
Redemption of Shares...........................
Net Asset Value................................
DIVIDENDS, DISTRIBUTIONS
  AND TAXES....................................
The Fund.......................................
The Portfolio..................................
OTHER INFORMATION..............................
Capitalization and Voting......................
Reports........................................
Performance....................................
Custodian and Transfer Agent...................
Shareholder Inquiries..........................
Fund Structure.................................

SCHRODER JAPAN FUND
INVESTOR SHARES

The investment objective of Schroder Japan Fund (the "Fund") is to seek long-term capital appreciation. It seeks to achieve this objective through investment substantially in equity securities of companies domiciled or doing business in Japan. It is intended for investors who seek the aggressive growth potential of a foreign market and are willing to bear the special investment risks of investing in that market.

The Fund currently invests substantially all of its assets in Schroder Japan Portfolio (the "Portfolio"). The Portfolio is a separately managed non-diversified investment company. Schroder Capital Management International Inc. is the investment adviser to the Fund and to the Portfolio. The Fund is a series of Schroder Capital Funds, a Delaware business trust (the "Trust").

This Prospectus explains concisely the information you should know before investing in the Fund's Investor shares. Please read it carefully and keep it for future reference. You can find more detailed information about the Trust and Fund in the [April __,] 1998 Statement of Additional Information ("SAI"), as
amended from time to time. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials for reference on the SEC's Internet Web Site (http://www.sec.gov). A free copy may be obtained without charge from the Trust by writing to Two Portland Square, Portland, Maine 04101 or by calling 1-800-290-9826. The SAI has been incorporated into this Prospectus by reference. The Fund has not authorized anyone to provide you with information that is different from what is contained in this Prospectus or in other documents to which this Prospectus refers you.

FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM OR ANY OTHER GOVERNMENT AGENCY AND ALSO ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR ITS AFFILIATES. FUND INVESTMENTS INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                                PROSPECTUS
                                                                [APRIL __, 1998]

================================================================================

               FUNDS AVAILABLE THROUGH SCHRODER FUND ADVISORS INC.
        PLEASE CALL FOR COMPLETE INFORMATION AND TO OBTAIN A PROSPECTUS.
             PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.


               SCHRODER CAPITAL FUNDS ( DELAWARE ) 1-800-290-9826
                               SCHRODER JAPAN FUND

 SCHRODER CAPITAL FUNDS (DELAWARE) 1-800-290-9826                 SCHRODER SERIES TRUST  1-800-464-3108
  SCHRODER INTERNATIONAL FUND                                      SCHRODER LARGE CAPITALIZATION EQUITY FUND
  SCHRODER INTERNATIONAL SMALLER COMPANIES FUND                    SCHRODER SMALL CAPITALIZATION VALUE FUND
  SCHRODER INTERNATIONAL BOND FUND                                 SCHRODER MIDCAP VALUE FUND
  SCHRODER EMERGING MARKETS FUND                                   SCHRODER INVESTMENT GRADE INCOME FUND
  SCHRODER ASIA FUND                                               SCHRODER SHORT-TERM INVESTMENT FUND
  SCHRODER U.S. EQUITY FUND
  SCHRODER U.S. SMALLER COMPANIES FUND                            SCHRODER SERIES TRUST II  1-800-464-3108
  SCHRODER MICRO CAP FUND                                          SCHRODER ALL-ASIA FUND

================================================================================

EXPENSES OF INVESTING IN THE FUND

FEE TABLE

         Expenses are one of several factors to consider when investing in the Fund's Investor Shares. . There are no transaction expenses associated with purchases or redemptions of Investor Shares. The "Annual Operating Expenses" table and related "Example" estimate the expenses that your investment in Investor Shares would incur based upon the Fund's anticipated expenses for its first fiscal year. Annual Operating Expenses include the Fund's pro rata portion of all estimated operating expenses of the Portfolio in which the Fund invests. The Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in the Fund over specified periods. See "Management of the Fund -- Fees -- Expenses".

Annual Fund Operating Expenses (as a percentage of average net assets)(1)
     Management Fees (after fee waivers)(2)(3)............................ 0.80%
     12b-1 Fees...........................................................  None
     Other Expenses (after fee waivers and expense reimbursements)(3)..... 0.55%
                                                                           -----
     Total Fund Operating Expenses........................................ 1.35%

-----------
     (1) The Fund's expenses include the Fund's pro rata portion of all operating expenses of the Portfolio.
     (2) Management Fees reflect the fees to be paid to SCMI and Schroder Advisors for investment advisory and administrative services if the Fund's assets are invested in the Portfolio.
     (3) SCMI and Schroder Advisors have voluntarily undertaken to waive a portion of their fees and reimburse certain expenses of the Fund during the current fiscal year in order to limit the Fund's total expenses to [1.35]% of the Fund's average daily net assets. This undertaking cannot be withdrawn except by a majority vote of the Trust's Board of Trustees. See "Management of the Fund -- Expenses". Without fee waivers and reimbursements, Management Fees, Other Expenses and Total Fund Operating Expenses would be %, % and %,, respectively.

EXAMPLE

         The table below indicates how much you would pay in total expenses on a $1,000 investment in the Fund, assuming: (1) a 5% annual return; and (2) redemption at the end of each time period. The example is based on the expenses listed above and assumes reinvestment of all dividends and other distributions. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES OR RETURNS MAY VARY FROM THOSE SHOWN. FEDERAL REGULATIONS REQUIRE THE EXAMPLE TO ASSUME A 5% ANNUAL RETURN, BUT ACTUAL RETURNS WILL VARY.

         PERIOD

         1 YEAR...........................................................$14
         3 YEARS..........................................................$43

INVESTMENT OBJECTIVE AND POLICIES

         The Fund's investment objective is to seek long-term capital appreciation. The Fund seeks to achieve this objective through investment substantially in equity securities of companies domiciled or doing business in Japan.

         The Fund is intended for investors who seek the aggressive growth potential of the Japanese market and are willing to bear the special investment risks of investing in that market. Investments in the securities of foreign issuers generally involve risks in addition to the risks associated with investments in the securities of U.S. issuers.

         The Fund currently seeks to achieve its investment objective by investing substantially all of its assets in the Portfolio. The Portfolio has an identical investment objective and substantially similar investment policies to those of the Fund. There can be no assurance that the Fund or Portfolio will achieve its investment objective.

         Although the following information describes the investment policies of the Fund, it applies generally to the Portfolio.

         Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of Japanese issuers.

         Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible preferred stocks, convertible debt securities, and stock rights and warrants to purchase any of the foregoing, as well as equity interests in trusts, partnerships, joint ventures, or similar enterprises, and American or Global Depositary Receipts, and other similar instruments providing for indirect investment in securities of foreign issuers. Under certain circumstances, the Fund may invest indirectly in equity securities by investing in other investment companies or similar pooled vehicles. See "Other Investment Practices and Risk Considerations -- Investment in Other Investment Companies".

         The Fund may invest up to 10% of its total assets in debt securities, including, for example, securities of Japanese corporations or governments, or international organizations, that are unrated or rated below investment grade. See "Other Investment Practices and Risk Considerations -- Debt Securities."

         All percentage limitations on investments apply at the time of purchase and will not be considered violated unless an excess or a deficiency occurs or exists immediately after and as a result of the investment, except that the policies with regard to borrowing and liquidity will be observed at all times. Additional information concerning the investment policies and restrictions of the Fund and Portfolio is contained in the SAI.

OTHER INVESTMENT PRACTICES AND RISK CONSIDERATIONS

         The Fund may also engage in the following investment practices, each of which involves certain risks. The SAI contains more detailed information about these practices (some of which may be considered "derivative" investments), including limitations designed to reduce these risks.

         At times, SCMI may judge that general market conditions make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, SCMI may temporarily use alternative strategies, primarily designed to reduce fluctuations in the values of the Fund's assets. In implementing `defensive" strategies, the Fund may invest without limit in U.S. government securities and other high-quality debt instruments that SCMI believes to be consistent with the Fund's best interests.

         Because the Fund's investments will be concentrated in Japan, political, economic, market and other factors affecting that country will likely affect the values of the Fund's investments more than if the Fund's investments were invested elsewhere or in a greater range of geographic regions. In addition, the Fund will invest more than 25% of its total assets in issuers located in Japan. To the extent that it invests primarily in a single country, the Fund is more exposed to factors that could adversely affect that country, including political and economic developments and foreign exchange rate fluctuations as discussed above. As a result of investing substantially in one country, the value of the Fund's assets may fluctuate more widely than the value of shares of a comparable fund with a lesser degree of geographic concentration.

     FOREIGN SECURITIES. Investments in foreign securities entail certain risks. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of U.S. companies. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers, although the Tokyo Stock Exchange has a large volume of trading, and SCMI believes that securities of companies traded in Japan are generally as liquid as securities of comparable U.S. companies. While foreign brokerage commissions and other fees are also generally higher than in the United States, brokerage commissions in Japan are generally fixed. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or in delivery of securities or in the recovery of the Fund's assets held abroad) and expenses not present in the settlement of domestic investments. The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including without limitation, the issuer's balance of payments, overall debt level, and cash flow considerations related to the availability of tax or other revenues to satisfy the issuer's obligations.

         In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, currency devaluations, and diplomatic developments that could affect the value of the Fund's investments. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries.

         Most of the Fund's assets and income are expected to be denominated in the Japanese currency. Currency values are affected by a wide variety of economic forces and events; thus, fluctuations in values can be difficult, if not impossible, to predict. If the Fund purchases securities denominated in a foreign currency, a change in the value of the currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income. Further, if the value of the particular currency declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of the other currency required to be converted into U.S. dollars in order to pay such expenses will be greater than the amount that would have been needed at the time the expenses were incurred. The Fund may buy or sell Japanese currency and options and futures contracts on this currency for hedging purposes in connection with its Japanese investments.

         Special tax considerations apply to Japanese securities. Income and/or gains received by the Fund from sources within Japan may be reduced by withholding and other taxes imposed by Japan. A tax conventions between Japan and the United States may reduce or eliminate such taxes. Any taxes paid by Fund will reduce the net income available for the Fund to allocate to shareholders.

         FOREIGN EXCHANGE CONTRACTS. Changes in currency exchange rates will affect the U.S. dollar values of securities denominated in foreign currencies. Exchange rates between the U.S. dollar and other currencies fluctuate in response to forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation, and other factors, many of which may be difficult (if not impossible) to predict. When investing in foreign securities, the Fund usually effects currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign exchange market. The Fund incurs foreign exchange expenses in converting assets from one currency to another.

         The Fund may enter into forward contracts for the purchase or sale of foreign currency: (1) to "lock in" the U.S. dollar price of the securities denominated in a foreign currency or the U.S. dollar value of interest and dividends to be paid on such securities; or (2) to hedge against the possibility that a foreign currency may suffer a decline against the U.S. dollar. A forward currency contract is an obligation to purchase or sell a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties) at a price set at the time of the contract. This method of attempting to hedge against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of securities and exposes the Fund to the risk that the counterparty is unable to perform. Although the strategy of engaging in foreign currency transactions could reduce the risk of loss due to a decline in the value of the hedged currency, it could also limit the potential gain from an increase in the value of the currency.

         The Fund does not intend to maintain a net exposure to such contracts if the fulfillment of obligations under such contracts would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in the currency. The Fund will not enter into these contracts for speculative purposes and will not enter into non-hedging currency contracts. The Fund will generally not enter into a forward contract with a term of greater than one year. Forward contracts are not exchange traded, and there can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a forward contract. Currently, only a limited market, if any, exists for hedging transactions relating to currencies in certain emerging markets or to securities of issuers domiciled or principally engaged in business in certain emerging markets. This may limit the Fund's ability to hedge its investments in those markets. These contracts involve a risk of loss if SCMI fails to predict accurately changes in relative currency values. See "Risk Considerations -- Currency Fluctuations and Devaluations".

         INVESTMENTS IN SMALLER COMPANIES. The Fund may invest a portion of its assets in securities issued by small companies. Such companies may offer greater opportunities for capital appreciation than larger companies, but investments in such companies may involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets. Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of the Fund to dispose of such securities may be greatly limited, and the Fund may have to continue to hold such securities during periods when SCMI would otherwise have sold the security.

         NON-DIVERSIFICATION. The Fund is a "non-diversified" investment company under the Investment Company Act of 1940, as amended. This means that it may invest its assets in a limited number of issuers. Under the Internal Revenue Code, the Fund generally may not invest more than 25% of its assets in securities of any one issuer other than U.S. government securities and, with respect to 50% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). Thus, the Fund may invest up to 25% of its total assets in the securities of each of any two issuers. To the extent the Fund invests in securities of relatively few issuers, the value of its shares will be affected by changes in the values of those securities more than if it had invested in a more diversified portfolio.

         DEBT  SECURITIES.  The  Fund  may  seek  capital  appreciation  through investment in convertible or non-convertible debt securities. The Fund may invest in debt securities issued or guaranteed by Asian governments (including countries, provinces and municipalities) or their agencies and instrumentalities ("governmental entities"); debt securities issued or guaranteed by international organizations designated or supported by multiple foreign governmental entities (which are not obligations of foreign governments) to promote economic reconstruction or development; and debt securities issued by corporations or financial institutions.

         The Fund may invest in lower-quality, high-yielding debt securities that may be rated below investment grade. Lower-rated debt securities (commonly called "junk bonds") are considered to be of poor standing and predominantly speculative. Securities in the lowest rating categories may have extremely poor prospects of attaining any real investment standing, and some of those securities in which the Fund may invest may be in default. The rating services' descriptions of securities in the various rating categories, including speculative characteristics, are set forth in the SAI.

         The values of lower-rated securities fluctuate in response to changes in interest rates like those of other fixed-income securities. In addition, the lower ratings of such securities reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. Changes by recognized rating services in their ratings of any fixed-income security and in the ability or perceived inability of an issuer to make payments of interest and principal may also affect the value of these investments. See the SAI.

         OPTIONS AND FUTURES TRANSACTIONS. Although the Fund does not presently intend to do so, it may: (1) write covered call options on portfolio securities and the U.S. dollar and Japanese yen without limit; (2) write covered put options on portfolio securities and the U.S. dollar and Japanese yen with the limitation that the aggregate value of the obligations underlying the puts determined as of the date the options are sold will not exceed 50% of the Fund's net assets; (3) purchase call and put options in amounts up to 5% of its total assets; and (4)(a) purchase and sell exchange-traded futures contracts on underlying portfolio securities, Japanese yen, U.S. and Japanese fixed-income securities and such indices of U.S. or emerging market equity or fixed-income securities as may exist or come into being, and (b) purchase and write call and put options on such futures contracts, in all cases involving such futures contracts or options on futures contracts for hedging purposes only, and without limit, except that the Fund may not enter into futures contracts or purchase related options if, immediately thereafter, the amount committed to margin plus the amount paid for premiums for unexpired options on futures contracts generally exceeds 5% of the value of the Fund's total assets. All of the foregoing are referred to as "Hedging Instruments".

         In general, the Fund may use Hedging Instruments: (1) to protect against declines in the market value of the Fund's portfolio securities or stock index futures, and the currencies in which they are denominated, or (2) to establish a position in securities markets as a temporary substitute for purchasing securities. The Fund will not use Hedging Instruments for speculation. Hedging Instruments have certain risks associated with them, including: (1) the possible failure of such instruments as hedging techniques in cases where the price movement of the securities underlying the options or futures does not follow the price movements of the portfolio securities subject to the hedge; (2) potentially unlimited loss associated with futures transactions and the possible lack of a liquid secondary market for closing out a futures position; and (3) possible losses resulting from the inability of the Fund's investment adviser to predict the direction of stock prices, interest rates, relative currency values and other economic factors. In addition, only a limited market, if any, currently exists for hedging transactions relating to currencies in many emerging markets or to securities of issuers domiciled or principally engaged in business in emerging markets. This may limit the Fund's ability to hedge its investments in such emerging market countries. The Fund has no plans to enter into currency futures or options contracts but may do so in the future. See "Options and Futures Transactions" in the SAI for additional information on Hedging Instruments the Fund may use and the risks associated with them.

         RISK FACTORS IN OPTIONS AND FUTURES TRANSACTIONS. Options and futures transactions involve costs and may result in losses. The use of options and futures involves certain special risks, including the risks that the Fund may be unable at times to close out such positions, that hedging transactions may not accomplish their purpose because of imperfect market correlations, or that SCMI may not forecast market movements correctly.

         The effective use of options and futures strategies is dependent on, among other things, the Fund's ability to terminate options and futures positions at times when SCMI deems it desirable to do so. Although the Fund will enter into an option or futures contract position only if SCMI believes that a liquid secondary market exists for the option and futures contract, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at any acceptable price.

         The Fund generally expects that its options and futures contract transactions will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter markets. The Fund's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Fund. The Fund will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in SCMI's opinion, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their contractual obligations. The Fund will treat over-the-counter options (and, in the case of options sold by the Fund, the underlying securities held by the Fund) as illiquid investments as required by applicable law.

         The use of options and futures strategies also involves the risk of imperfect correlation between movements in the prices of options and futures contracts and movements in the value of the underlying securities or index, or in the prices of the securities that are the subject of a hedge. The successful use of these strategies further depends on the ability of SCMI to forecast market movements correctly.

         Because the markets for certain options and futures contracts in which the Fund invests are relatively new and still developing and may be subject to regulatory restraints, the Fund's ability to engage in transactions using such investments may be limited. The Fund's ability to engage in hedging transactions may be limited by a certain regulatory and tax considerations. The Fund's hedging transactions may affect the character or amount of its allocations to interestholders.

         For more information about any of the options and futures transactions described above, see the SAI.

         SECURITIES LOANS, REPURCHASE AGREEMENTS, AND FORWARD COMMITMENTS. The Fund may lend portfolio securities amounting to not more than 50% of its assets to brokers, dealers, and financial institutions meeting specified credit conditions, and may enter into repurchase agreements without limit. These transactions must be fully collateralized at all times but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral. The Fund may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date.

         LIQUIDITY. The Fund will not invest more than 15% of its net assets in securities determined by SCMI to be illiquid. Certain securities that are restricted as to resale may nonetheless be resold by the Fund in accordance with Rule 144A under the Securities Act of 1933, as amended. Such securities may be determined by SCMI to be liquid for purposes of compliance with the limitation on the Fund's investment in illiquid securities. There can, however, be no assurance that the Fund will be able to sell such securities at any time when SCMI deems it advisable to do so or at prices prevailing for comparable securities that are more widely held.

         INVESTMENT IN OTHER INVESTMENT COMPANIES OR VEHICLES. The Fund is permitted to invest in other investment companies or pooled vehicles, including closed-end funds, that are advised by SCMI or its affiliates or by unaffiliated parties. Pursuant to the 1940 Act, the Fund may invest in the shares of other investment companies that invest in securities in which the Fund is permitted to invest, subject to the limits and conditions required under the 1940 Act or any orders, rules or regulations thereunder. When investing through investment companies, the Fund may pay a premium above such investment companies' net asset value per share. As a shareholder in an investment company, the Fund would bear its ratable share of the investment company's expenses, including its advisory and administrative fees. At the same time, the Fund would continue to pay its own fees and expenses.

         TEMPORARY INVESTMENTS. For cash management purposes, pending investment in accordance with the Fund's investment objective, or temporary defensive purposes, the Fund may invest without limitation in (or enter into repurchase agreements maturing in seven days or less with U.S. and foreign banks and broker-dealers with respect to) short-term debt securities, including commercial paper, U.S. Treasury bills, other short-term U.S. government securities, certificates of deposit, and bankers' acceptances of U.S. or foreign banks. The Fund also may hold cash and time deposits denominated in any major foreign currency in foreign banks. To the extent that the Fund assumes a temporary defensive position, it may not be pursuing its investment objective. See the SAI for further information about these securities.

         INVESTMENT POLICY CHANGES. The investment objective and fundamental investment policies of the Fund may not be changed without approval of the holders of a majority of the outstanding voting securities of the Fund. A majority of outstanding voting securities means the lesser of: (1) 67% of the shares present or represented at a shareholder meeting at which the holders of more than 50% of the outstanding shares are present or represented; or (2) more than 50% of outstanding shares. Non-fundamental investment policies may be changed by the Trust Board without approval of the Fund's investors. All investment policies are non-fundamental unless stated otherwise.

         PORTFOLIO TURNOVER. The Fund may engage in short-term trading, but its portfolio turnover rate is not expected to exceed 100%. High portfolio turnover and short-term trading involve correspondingly greater commission expenses, transaction costs and potentially higher amounts of taxable income. See "Taxation" in the SAI.

MANAGEMENT OF THE FUND


                          NEW SCHRODER GRAPHIC OF WORLD



BOARDS OF TRUSTEES

         The business and affairs of the Fund are managed under the direction of the Board of Trustees of the Trust. The business and affairs of the Portfolio are managed under the direction of the Board of Trustees of Schroder Capital Funds (the "Core"), a Delaware business trust of which the Portfolio is a series of shares. Information regarding the trustees and executive officers of the Trust, as well as Core's trustees and executive officers, is contained in the SAI under "Management, Trustees and Officers."

INVESTMENT ADVISER AND PORTFOLIO MANAGER

         SCMI is a wholly owned U.S. subsidiary of Schroders Incorporated (doing business in New York as Schroders Holdings), the wholly owned U.S. holding company subsidiary of Schroders plc. Schroders plc is the holding company parent of a large world-wide group of banks and financial services companies.

         SCMI serves as investment adviser to the Fund under an investment advisory agreement with the Trust (the "Fund Advisory Agreement"). Under the Fund Advisory Agreement, SCMI has agreed to furnish a continuous investment program for the Fund and makes investment decisions on its behalf. For these services, SCMI is entitled to receive an investment advisory fee, payable monthly, on assets managed directly at the Fund level, at the annual rate of 0.75% of the Fund's average daily net assets. The Fund Advisory Agreement, however, provides that SCMI is not entitled to receive an investment advisory fee from the Fund on assets invested in the Portfolio.

         The Fund currently pursues its investment objective through investment in the Portfolio. The Fund's investments may be withdrawn from the Portfolio at any time if the Trust Board determines that it is in the best interests of the Fund and its shareholders to do so. See "Other Information -- Fund Structure".

         Subject to such policies as the Core Board may determine, SCMI also furnishes a continuous investment program for the Portfolio and makes investment decisions on its behalf. For these services, the investment advisory Agreement between SCMI and Schroder Core provides that SCMI is entitled to receive a monthly advisory fee at the annual rate of 0.55% of the Portfolio's average daily net assets. The advisory agreement between Schroder Core and SCMI with respect to the Portfolio is the same in all material respects as the Fund Advisory Agreement (except as to the parties and the circumstances under which fees will be paid).

         The Fund's and the Portfolio's current portfolio manager is Donald M. Farquharson. Mr. Farquarson is primarily responsible for the day-to-day management of the investment portfolio, with the assistance of SCMI's Japanese investment management team. Mr. Farquharson, who has managed the Fund and Portfolio since inception, is a First Vice President of SCMI. He originally joined SCMI as an equity analyst in 1988, served as the head of SCMI's Japanese Equity Research group in Tokyo from 1993 to 1995, and thereafter has served as a fund manager for SCMI.

ADMINISTRATIVE SERVICES

         On behalf of the Fund, the Trust has entered into an administration agreement with Schroder Advisors and a subadministration agreement with Forum. Under these agreements, Schroder Advisors and Forum provide certain management and administrative services necessary for the Fund's operations. For providing services to the Fund, Schroder Advisors and Forum are each entitled to monthly fees at the respective annual rates of 0.20% and 0.10% of the Fund's average daily net assets. Schroder Advisors and Forum provide similar services to the Portfolio, for which each is entitled to a monthly fee at the annual rate of 0.05% of the Portfolio's average daily net assets.

DISTRIBUTOR

         Schroder Fund Advisors Inc. ("Schroder Advisors"), 787 Seventh Avenue, New York, New York 10019, serves as Distributor of Fund shares under a Distribution Agreement. Schroder Advisors is a wholly owned subsidiary of Schroders Incorporated, the parent company of SCMI, and is a registered broker-dealer organized to act as administrator and/or distributor of mutual funds.

         Under the Distribution Agreement, Schroder Advisors has agreed to use its best efforts to secure purchases of Fund shares in jurisdictions in which such shares may be legally offered for sale. Schroder Advisors is not obligated to sell any specific amount of Fund shares. Further, Schroder Advisors has agreed in the Distribution Agreement to serve without compensation and to pay from its own resources all costs and expenses incident to the sale and distribution of Fund shares including expenses for printing and distributing prospectuses and other sales materials to prospective investors, advertising expenses, and the salaries and expenses of its employees or agents in connection with the distribution of Fund shares.

EXPENSES

         The Fund bears all costs of its operations other than expenses specifically assumed by SCMI or Schroder Advisors. The costs borne by the Fund include legal and accounting expenses; trustees' fees and expenses; insurance premiums, custodian and transfer agent fees and expenses; expenses of registering and qualifying the Fund's shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on portfolio securities and pricing of the Fund's shares; expenses of maintaining the Trust's and the Fund's legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. For assets invested in a Portfolio, the Fund also bears its ratable share of the Portfolio's expenses, including any investment advisory fees payable to SCMI. Trust expenses directly attributed to the Fund are charged to the Fund; other Trust expenses are allocated proportionately among all the series of the Trust in relation to the net assets of each series, and any class expenses directly attributable to a class of shares are allocated to the particular class. SCMI and Schroder Advisors have undertaken voluntarily to waive a portion of their fees or assume certain expenses of the Fund in order to limit total Fund expenses, excluding taxes, interest, brokerage commissions and other Fund transaction expenses and extraordinary expenses chargeable to Investor Shares, to [1.35]% of the average daily net assets of the Fund attributable to those shares. This expense limitation can not be modified or withdrawn except by a vote of the Trust Board. If expense reimbursements are required, they will be made on a monthly basis. SCMI, Schroder Advisors, or Forum may waive voluntarily all or a portion of its fees, from time to time.

PORTFOLIO TRANSACTIONS

         SCMI places orders for the purchase and sale of the Fund's investments with brokers and dealers it selects and seeks "best execution" of such portfolio transactions. The Fund may pay brokers higher than the lowest available commission rates when SCMI believes it is reasonable to do so in light of the value of the brokerage and research services provided. Commission rates for brokerage transactions are fixed on many foreign securities exchanges, which may cause higher brokerage expenses to accrue to the Fund than would be the case for comparable transactions effected on U.S. securities exchanges.

         Subject to the Fund's policy of obtaining the best price consistent with quality of execution on transactions, SCMI may employ Schroder Securities Limited and its affiliates (collectively, "Schroder Securities"), affiliates of Schroder, to effect transactions of the Fund or a Portfolio on certain foreign securities exchanges. Because of the affiliation between SCMI and Schroder Securities, payment of commissions by the Fund or a Portfolio to Schroder Securities is subject to procedures adopted by the Schroder Core Board designed to ensure that commissions will not exceed the usual and customary brokers' commissions. No specific portion of the Fund's brokerage will be directed to Schroder Securities, and in no event will Schroder Securities receive any brokerage in recognition of research services.

INVESTMENT IN THE FUND

PURCHASE OF SHARES

         Investors may purchase Investor Shares directly from the Trust. Prospectuses, sales material and account applications can be obtained from the Trust or through Forum Shareholder Services, LLC, the Fund's transfer agent (the "Transfer Agent"). See "Other Information -- Shareholder Inquiries". Investments also may be made through broker-dealers and other financial institutions that assist their customers in purchasing Fund Shares ("Financial Institutions"). Financial Institutions may charge their customers a service fee for processing orders to purchase or sell shares. Investors wishing to purchase Shares through their accounts at a Financial Institution should contact that organization directly for appropriate instructions.

         The Fund's Investor Shares are offered at the net asset value next determined after receipt of a completed account application (at the address set forth below). The minimum initial investment is $10,000, and the minimum subsequent investment is $2,500. All purchase payments are invested in full and fractional shares. The Fund is authorized to reject any purchase order.

     Purchases may be made by mailing a check (in U.S. dollars), payable to Schroder Japan Fund to:

                           Schroder Japan Fund -- Investor Shares
                           P.O. Box 446
                           Portland, Maine 04112

         For initial purchases, the check must be accompanied by a completed account application in proper form. Further documentation, such as corporate resolutions and instruments of authority, may be requested from corporations, administrators, executors, personal representatives, directors or custodians to evidence the authority of the person or entity making the subscription request.

         Subsequent purchases may be made by mailing a check or by sending a bank wire, as indicated above. All payments should clearly indicate the shareholder's name and account number.

         Investors may transmit purchase payments by Federal Reserve Bank wire directly to the Fund as follows:

                           The Chase Manhattan Bank
                           New York, NY
                           ABA No.: 021000021
                           For Credit To: Forum Financial Corp.
                           Account. No.: 910-2-718187
                           Ref.: Schroder Japan Fund -- Investor Shares
                           Account of: (shareholder name)
                           Account No.: (shareholder account number)

         The wire order must specify the name of the Fund, the shares' class (I.E., Investor Shares), the account name and number, address, confirmation number, amount to be wired, name of the wiring bank, and name and telephone number of the person to be contacted in connection with the order. If the initial investment is by wire, an account number will be assigned and a completed account application must be mailed to the Fund before any transaction will be effected. Wire orders received prior to the close of trading on the New York Stock Exchange (the "Exchange") on a day when the Exchange is open for trading are processed at the net asset value determined as of that day. Wire orders received after the close of the Exchange are processed at the net asset value next determined. See "Net Asset Value".

         The Fund's Transfer Agent establishes for each shareholder of record an open account to which all shares purchased and all reinvested dividends and other distributions are credited. Although most shareholders elect not to receive share certificates, certificates for full shares can be obtained by written request to the Fund's Transfer Agent. No certificates are issued for fractional shares.

         The Transfer Agent will deem an account lost if six months have passed since correspondence to the shareholder's address of record is returned, unless the Transfer Agent determines the shareholder's new address. When an account is deemed lost, dividends and other distributions are automatically reinvested. In addition, the amount of any outstanding checks for dividends and other distributions that have been returned to the Transfer Agent are reinvested, and the checks are canceled.

RETIREMENT PLANS AND INDIVIDUAL RETIREMENT ACCOUNTS

         Fund Investor Shares are offered in connection with various retirement plans, including traditional and Roth IRAs. Application forms and further information about these plans, including applicable fees, are available upon request. Before investing in the Fund through one of these plans, investors should consult their tax advisors.

     The Fund may be used as an investment vehicle for an IRA including a SEP-IRA. An IRA naming The First National Bank of Boston as custodian is available from the Trust or the Transfer Agent. The minimum initial investment for an IRA in the Fund is $2,000; the minimum subsequent investment is $2000. Generally, contributions and investment earnings in a traditional IRA grow tax-deferred until withdrawn. In contrast, contributions to a Roth IRA are not tax-deductible, but investment earnings generally grow tax-free. IRAs are available to individuals (and their spouses) who receive compensation or earned income whether or not they are active participants in a tax-qualified or government-approved retirement plan. An IRA contribution by an individual or spouse who participates in a tax-qualified or government-approved retirement plan may not be deductible, depending upon the individual's income. Individuals also may establish an IRA to receive a "rollover" contribution of distributions from another IRA or qualified plan. Tax advice should be obtained before effecting a rollover.

EXCHANGES

         You may exchange the Fund's Investor Shares for Investor shares of any fund offered by the Schroder family of funds so long as your investment meets the initial investment minimum of the fund being purchased and you maintain the respective minimum account balance in each fund in which you own shares. Exchanges between each fund are at net asset value.

         For federal income tax purposes an exchange is considered to be a sale of shares on which you may realize a capital gain or loss. If you hold Investor Shares directly, you may make an exchange by calling the Transfer Agent at 1-800-344-8332, see "Redemption of Shares -- By Telephone", or by mailing written instructions to Schroder Capital Funds (Delaware), P.O. Box 446, Portland, Maine 04112. Exchange privileges may be exercised only in those states where shares of the other funds of the Schroder family of funds may legally be sold. Exchange privileges may be amended or terminated at any time upon sixty
(60) days' notice.

STATEMENT OF INTENTION

         Investor Share investors also may meet the minimum initial investment requirement based on cumulative purchases by means of a written Statement of Intention, expressing the investor's intention to invest $10,000 or more in Investor Shares of the Fund within a period of 13 months.

         Investors wishing to enter into a Statement of Intention in conjunction with their initial investment in shares of the Fund should complete the appropriate portion to the account application form. Current Fund shareholders can obtain a Statement of Intention form by contacting the Transfer Agent.

         The Fund reserves the right to redeem Shares in any account if, at the end of the Statement of Intention period, the account does not have a value of at least the minimum investment amount.

REDEMPTION OF SHARES

         Investor Shares are redeemed at their next determined net asset value after receipt by the Fund (see the address set forth under "Purchase of Shares") of a redemption request in proper form. Redemption requests that are received prior to the close of the Exchange on a day on which the Exchange is open are processed at the net asset value determined as of that day. Redemption requests that are received after the close of the Exchange are processed at the net asset value next determined. See "Net Asset Value".

     BY TELEPHONE. Redemption requests may be made by telephoning the Transfer Agent at 1-800-344-8332. A shareholder must provide the Transfer Agent with the class of shares, the dollar amount or number of shares to be redeemed, shareholder account number, and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemption privilege option has been elected on the account application or otherwise in writing. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, reasonable procedures will be followed by the Transfer Agent to confirm that telephone instructions are genuine. The Transfer Agent and the Trust generally will not be liable for any losses due to unauthorized or fraudulent redemption requests, but either or both may be liable if they do not follow these procedures. Shares for which certificates have been issued may not be redeemed by telephone. In times of drastic economic or market change it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

         WRITTEN REQUESTS. Redemptions may be made by letter to the Fund specifying the class of shares, the dollar amount or number of shares to be redeemed, and the shareholder account number. The letter must also be signed in exactly the same way the account is registered (if there is more than one owner of the shares, all must sign) and, in certain cases, signatures must be guaranteed by an institution that is acceptable to the Transfer Agent. Such institutions include certain banks, brokers, dealers (including municipal and government securities brokers and dealers), credit unions and savings associations. Notaries public are not acceptable. Further documentation may be requested to evidence the authority of the person or entity making the redemption request. Questions concerning the need for signature guarantees or documentation of authority should be directed to the Fund at the above address or by calling the telephone number appearing on the cover of this Prospectus.

         If Investor Shares to be redeemed are held in certificate form, the certificates must be enclosed with the redemption request, and the assignment form on the back of the certificates (or an assignment separate from the certificates but accompanied by the certificates) must be signed by all owners in exactly the same way the owners' names are written on the face of the certificates. Requirements for signature guarantees and/or documentation of authority as described above could also apply. For your protection, the Trust suggests that you send certificates by registered mail.

         ADDITIONAL REDEMPTION INFORMATION. Checks for redemption proceeds normally are mailed within seven days. No redemption proceeds are mailed until checks in payment for the purchase of the Investor Shares to be redeemed have been cleared, which may take up to 15 calendar days from the purchase date. Unless other instructions are given in proper form, a check for the proceeds of a redemption are sent to the shareholder's address of record.

         The Fund may suspend the right of  redemption  during any period  when:
(1) trading on an exchange is restricted or an exchange is closed; (2) the SEC has by order permitted such suspension; or (3) an emergency (as defined by rules of the SEC) exists making disposal of portfolio investments or determination of the Fund's net asset value not reasonably practicable.

         If the Trust Board determines that it would be detrimental to the best interest of the Fund's remaining shareholders to make payment wholly or partly in cash, the Fund may redeem Investor Shares in whole or in part by a distribution in kind of portfolio securities in lieu of cash. The Fund will, however, redeem Investor Shares solely in cash up to the lesser of $250,000 or 1% of net assets during any 90-day period for any one shareholder. In the event that payment for redeemed Investor Shares is made wholly or partly in portfolio securities, the shareholder may be subject to additional risks and costs in converting the securities to cash. See "Additional Purchase and Redemption Information" in the SAI.

         The proceeds of a redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal income tax purposes.

         Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem shares in any account (other than an IRA) if at any time the account does not have a value of at least $10,000, unless the value of the account falls below that amount solely as a result of market activity. Shareholders will be notified that the value of the account is less than the required minimum and be allowed at least 30 days to make an additional investment to increase the account balance to at least the required minimum amount.

NET ASSET VALUE

         The net asset value per share is calculated separately for each class of shares of the Fund as of the close of the Exchange on a day on which the Exchange is open, which excludes the following U.S. holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net asset value per share for a class of shares is calculated by dividing the aggregate value of the Fund's assets allocable to a particular class, less the liabilities charged to the class, if any, by the number of outstanding shares of that class of the Fund.

         Generally, securities that are listed on recognized stock exchanges are valued at the last reported sale price, on the day when the securities are valued (the "Valuation Day"), on the primary exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges for which there were no sales on the Valuation Day are valued at the last sale price on the preceding trading day or at closing mid-market prices. Securities traded in over-the-counter markets are valued at the most recent reported mid-market price. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Core Board.

         Trading in securities on non-U.S. exchanges and over-the-counter markets may not take place on every day that the Exchange is open for trading. Furthermore, trading takes place in various foreign markets on days on which the Fund's net asset value is not calculated. If events materially affecting the value of foreign securities occur between the time when their price is determined and the time when net asset value is calculated, such securities may be valued at fair value as determined in good faith by using methods approved by the Core Board.

         All  assets  and  liabilities  of  the  Fund   denominated  in  foreign
currencies are valued in U.S. dollars based on the exchange rate last quoted by a major bank prior to the time when the Fund's net asset value is calculated.

DIVIDENDS, DISTRIBUTIONS AND TAXES

THE FUND

         The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. By complying therewith, the Fund will not have to pay federal income tax on that part of its income or net realized capital gain that is distributed to shareholders. The Fund intends to distribute substantially all of its income and net realized capital gain, and therefore, intends not to be subject to federal income tax.

         Dividends and capital-gain distributions on Investor Shares are reinvested automatically in additional Shares at net asset value unless the shareholder has elected in the account application, or otherwise in writing, to receive dividends and other distributions in cash.

         After every dividend and other distribution, the value of a Share declines by the amount of the distribution. Purchases made shortly before a dividend or other distribution include in the purchase price the amount of the distribution, which will be returned to the investor in the form of a taxable distribution.

         Dividends from the Fund's income generally will be taxable to shareholders as ordinary income, whether the dividends are invested in additional Shares or received in cash. Distributions by the Fund of any net long-term capital gain will be taxable to a shareholder as long-term capital gain regardless of how long the shareholder has held the Shares. Such distributions will qualify for the new reduced rates for capital gains on assets held for more than 18 months to the extent they represent gains on the sale of such assets. Each year the Trust will notify shareholders of the tax status of dividends and other distributions.

         Dividends from the Fund are generally not expected to qualify for the dividends-received deduction for corporate shareholders because the Fund does not generally expect to receive dividends from domestic corporations.

         A redemption of Shares may result in taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's basis in the redeemed Shares. If Shares are redeemed at a loss after being held for six months or less, the loss will be treated as a long-term, rather than a short-term, capital loss to the extent of any capital gain distributions received on those Shares.

         The Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who do not furnish the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Depending on the residence of a shareholder for tax purposes, distributions from the Fund may also be subject to state and local taxes, including withholding taxes.

         In an effort to adhere to certain tax requirements, the Fund may have to limit its investment activity in some types of instruments.

         If the Fund's dividends exceed its taxable income in any year, all or a portion of the Fund's dividends may be treated as a return of capital to shareholders for tax purposes. Any return of capital will reduce the cost basis of your shares, which will result in a higher reported capital gain or a lower reported capital loss when you sell your shares. Shareholders will be notified by the Trust if a distribution included a return of capital.

     EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes on the Fund and its investments, which generally reduce the Fund's income.

         Pursuant to the tax convention between the U.S. and Japan (the " Convention "), a Japanese withholding tax at the maximum rate of 15% is, with certain exceptions, imposed upon dividends paid by Japanese corporations to the Fund. Pursuant to the present terms of the Convention, interest received by the Fund from sources within Japan is subject to a Japanese withholding tax at a maximum rate of 10%. Capital gains of the Fund arising from its investments as described herein are not taxable in Japan.

         Generally, the Fund will be subject to the Japanese securities transaction tax on its sale of certain securities in Japan. The current rates of such tax range from 0.03% to 0.30% depending upon the particular type of securities involved. Transactions involving equity securities are currently taxed at the highest rate.

         If the Fund is eligible to do so, it ordinarily expects to elect to permit its shareholders to take a credit (or a deduction), subject to certain limitations, for the Fund's share of foreign income taxes paid by the Fund. If the Fund does make such an election, its shareholders would include as gross income in their federal income tax returns both: (1) distributions received from the Fund; and (2) the amount that the Fund advises is their pro rata portion of foreign income taxes paid with respect to or withheld from, dividends and interest paid to the Fund from its foreign investments. Shareholders then would be entitled, subject to certain limitations, to take a foreign tax credit against their federal income tax liability for the amount of such foreign taxes or else to deduct such foreign taxes as an itemized deduction from gross income.

         The foregoing is only a summary of some of the important federal tax considerations generally affecting the Fund and its U.S. shareholders; see the SAI for further information. Shareholders should consult their own tax advisors as to the tax consequences of their ownership of Investor Shares, including with respect to the applicability of state, local and non-U.S. taxes.

THE PORTFOLIO

         The Portfolio is not required to pay federal income tax because it is classified as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio will be deemed to have been "passed through" to the Fund in proportion to the Fund's holdings in the Portfolio, regardless of whether such interest, dividends or gains have been distributed by the Portfolio.

         The Portfolio intends to conduct its operations so as to enable the Fund, if it invests all of its assets in the Portfolio, to qualify as a regulated investment company.

OTHER INFORMATION

CAPITALIZATION AND VOTING

         The Trust was organized as a Maryland corporation on July 30, 1969; reorganized on February 29, 1988 as Schroder Capital Funds, Inc.; and reorganized on January 9, 1996, as a Delaware business trust. The Trust has authority to issue an unlimited number of shares of beneficial interest. The Trust Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Fund) and may divide portfolios or series into classes of shares (such as the Investor Shares), and the costs of doing so are borne by the Trust or series in accordance with the Trust Instrument. The Trust currently consists of eleven separate Funds, each of which has a separate investment objective and policies.

         The Fund currently consists of two classes of shares, Investor Shares and Advisor Shares. Each share of the Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation, except that, due to the differing expenses borne by the classes, dividends and liquidation proceeds for each class will likely differ.

         When issued in accordance with the terms of the prospectus, shares are fully paid, non-assessable, and have no preemptive rights. Shareholders have non-cumulative voting rights, which means that the holders of more than 50% of the Trust's outstanding shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held). Each share of the Fund has equal voting rights, except that if a matter affects only the shareholders of a particular class only shareholders of that class shall have a right to vote. On Trust matters requiring shareholder approval, shareholders of the Trust are entitled to vote only with respect to matters that affect the interests of the Fund or the class of shares they hold, except as otherwise required by applicable law.

         There will normally be no meetings of shareholders to elect Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. However, the holders of not less than a majority of the outstanding shares of the Trust may remove any person serving as a Trustee and the Trust Board will call a special meeting of shareholders to consider removal of one or more Trustees if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

REPORTS

         The Trust  sends  each Fund  shareholder  a  semi-annual  report and an
audited  annual  report,   when  available,   containing  the  Fund's  financial
statements.

PERFORMANCE

         The Fund may include quotations of average annual total return, cumulative total return and other performance measures for shares in advertisements or reports to shareholders or prospective investors. Average annual total return of a class of shares is based upon the overall dollar or percentage change in value of a hypothetical investment each year over specified periods. Average annual total returns reflect the deduction of the Fund's expenses (on an annual basis) and assumes investment and reinvestment of all dividends and distributions at net asset value. Cumulative total returns are calculated similarly except that the total return is aggregated over the relevant period instead of annualized.

         Performance quotations are calculated separately for each class of shares of the Fund. Performance calculations may also be compared to various unmanaged securities indices, groups of mutual funds tracked by mutual fund ratings services, or other general economic indicators. Unmanaged indices may assume the reinvestment of dividends but do not reflect deductions for administrative and management costs and expenses.

         Performance information represents only past performance and does not necessarily indicate future results. For a description of the methods used to determine total return and other performance measures for the Fund, see the SAI.

CUSTODIAN AND TRANSFER AGENT

         The Chase Manhattan Bank is custodian of the Fund's and of the Portfolio's assets. Forum Shareholder Services, LLC serves as the Fund's transfer agent and dividend disbursing agent.

SHAREHOLDER INQUIRIES

         Inquiries about the Fund should be directed to:

                           Schroder Japan Fund
                           P.O. Box 446
                           Portland, Maine 04112

         Information about specific shareholder accounts may be obtained from the Transfer Agent by calling 1-800-344-8332 or 1-207-879-1900.

FUND STRUCTURE

         CLASSES OF SHARES. The Fund has two classes of shares, Investor Shares and Advisor Shares. Advisor Shares are offered by a separate prospectus to individual investors, in most cases through service organizations. Advisor Shares incur more expenses but have lower investment minimums than Investor Shares. Except for certain class differences, each share of each class represents an undivided, proportionate interest in the Fund. Each share of the Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of the Fund except that, due to the differing expenses borne by the two classes, the amount of dividends and other distributions differs between the classes. Information about the other class of shares is available from the Fund by calling Schroder Advisors at (800) 730-2932.

         THE PORTFOLIO. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, which has the same investment objective and substantially similar policies as those of the Fund. Accordingly, the Portfolio directly acquires its own securities, and the Fund acquires an indirect interest in those securities. The Portfolio is a separate series of Schroder Core, a business trust organized under the laws of the State of Delaware in September 1995. Schroder Core is registered under the 1940 Act as an open-end, management investment company and currently has four separate series. The assets of the Portfolio, a diversified portfolio, belong only to, and each liabilities of the Portfolio are borne solely by, that Portfolio and no other portfolio of Schroder Core.

         The Fund's investment in the Portfolio is in the form of a non-transferable beneficial interest. As of January 22, 1998, there are no investors in the Portfolio. The Portfolio may permit other investment companies or other qualified investors to invest in it. All other investors in the Portfolio will invest on the same terms and conditions as the Fund and will pay a proportionate share of the Portfolio's expenses.

         The Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Portfolio is entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subject to a vote of investors, as permitted under the 1940 Act and other applicable law, the Board may solicit proxies from the Fund's shareholders and vote the Fund's interest in a Portfolio based upon the vote of its shareholders or the Board may determine to vote the Fund's interests in a Portfolio in the same proportion as the vote of all other interestholders in the Portfolio. If there are other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders would receive a majority of votes cast by all investors in the Portfolio; indeed, if other investors hold a majority interest in the Portfolio, they could have voting control of the Portfolio.

         The Portfolio does not sell its shares directly to members of the general public. Another investor in the Portfolio, such as an investment company, that might sell its shares to members of the general public would not be required to sell its shares at the same offering price as the Fund and could have different fees and expenses than the Fund. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. There is currently no such other investment company that offers its shares to members of the general public. Information regarding any such funds in the future is available from Schroder Core by calling Forum Shareholder Services, LLC at (800) 730-2932.

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

         Under federal securities law, any person or entity that signs a registration statement may be liable for a misstatement or omission of a material fact in the registration statement. Schroder Core, its trustees and certain of its officers are required to sign the registration statement and amendments thereto of the Trust and may be required to sign the registration statements of certain other investors in the Portfolio. In addition, under federal securities law, Schroder Core may be liable for misstatements or omissions of a material fact in any proxy soliciting material of a publicly offered investor in Schroder Core, including the Fund. Each investor in the Portfolio, including the Trust, has agreed to indemnify Schroder Core and its Trustees and officers ("Schroder Core Indemnitees") against certain claims.

         Indemnified claims are those brought against Schroder Core Indemnitees based on a misstatement or omission of a material fact in the investor's registration statement or proxy materials. No indemnification need be made, however, if such alleged misstatement or omission relates to information about Schroder Core and was supplied to the investor by Schroder Core. Similarly, Schroder Core will indemnify each investor in the Portfolio, including the Fund, for any claims brought against the investor with respect to the investor's registration statement or proxy materials, to the extent the claim is based on a misstatement or omission of a material fact relating to information about Schroder Core that is supplied to the investor by Schroder Core. In addition, each registered investment company investor in the Portfolio will indemnify each Schroder Core Indemnitee against any claim based on a misstatement or omission of a material fact relating to information about a series of the registered investment company that did not invest in the Schroder Core. The purpose of these cross-indemnity provisions is principally to limit the liability of Schroder Core to information that it knows or should know and can control. With respect to other prospectuses and other offering documents and proxy materials of investors in Schroder Core, its liability is similarly limited to information about and supplied by it.

         CERTAIN RISKS OF INVESTING IN THE PORTFOLIO. The Fund's investment in the Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if the Portfolio had a large investor other than the Fund that redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

         The Fund may withdraw its entire investment from the Portfolio at any time, if the Trust Board determines that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if there were other investors in the Portfolio with power to, and who did by a vote of the shareholders of all investors (including the Fund), change the investment objective or policies of the Portfolio in a manner not acceptable to the Trust Board. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's portfolio. If the Fund decided to convert those securities to cash, it would likely incur brokerage fees or other transaction costs. If the Fund withdrew its investment from the Portfolio, the Trust Board would consider appropriate alternatives, including the management of the Fund's assets in accordance with its investment objective and policies by SCMI or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund. The inability of the Fund to find a suitable replacement investment, if the Board decided not to permit SCMI to manage the Fund's assets, could have a significant impact on shareholders of the Fund.

         Each investor in the Portfolio, including the Fund, may be liable for all obligations of the Portfolio. The risk to an investor in the Portfolio of incurring financial loss on account of such liability, however, is limited to circumstances in which the Portfolio is unable to meet its obligations, the occurrence of which SCMI considers to be quite remote. Upon liquidation of the Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

INVESTMENT ADVISER
Schroder Capital Management International Inc.
787 Seventh Avenue, 34th Floor
New York, New York 10019

ADMINISTRATOR & DISTRIBUTOR
Schroder Fund Advisors Inc.
787 Seventh Avenue, 34th Floor
New York, New York 10019

SUBADMINISTRATOR
Forum Administrative Services, LLC
Two Portland Square
Portland, Maine  04101

CUSTODIAN
The Chase Manhattan Bank
Global Custody Division
125 London Wall
London EC2Y 5AJ United Kingdom

TRANSFER AND DIVIDEND DISBURSING AGENT
Forum Shareholder Services, LLC
Two Portland Square
Portland, Maine 04101

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand, L.L.P.
One Post Office Square
Boston, Massachusetts 02109



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TABLE OF CONTENTS


EXPENSES OF INVESTING
  IN THE FUND..................................
Fee Table......................................
Example........................................
INVESTMENT OBJECTIVE
  AND POLICIES.................................
Other Investment Practices and Risk
  Considerations...............................
MANAGEMENT OF THE FUND.........................
Boards of Trustees.............................
Investment Adviser and Portfolio Manager.......
Administrative Services........................
Distributor....................................
Expenses.......................................
Portfolio Transactions.........................
INVESTMENT IN THE FUND.........................
Purchase of Shares.............................
Retirement Plans and Individual
  Retirement Accounts..........................
Exchanges......................................
Statement of Intention.........................
Redemption of Shares...........................
Net Asset Value................................
DIVIDENDS, DISTRIBUTIONS
  AND TAXES....................................
The Fund.......................................
The Portfolio..................................
OTHER INFORMATION..............................
Capitalization and Voting......................
Reports........................................
Performance....................................
Custodian and Transfer Agent...................
Shareholder Inquiries..........................
Fund Structure.................................




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                               SCHRODER ASIA FUND
                                       AND
                               SCHRODER JAPAN FUND


                  COMBINED STATEMENT OF ADDITIONAL INFORMATION
                                  APRIL__, 1998



                                 [WORLD GRAPHIC]


INVESTMENT ADVISER
Schroder Capital Management International Inc. ("SCMI")
ADMINISTRATOR AND DISTRIBUTOR
Schroder Fund Advisors Inc. ("Schroder Advisors")
SUBADMINISTRATOR
Forum Administrative Services, LLC ("Forum")
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Forum Shareholder Services, LLC ("Forum")

GENERAL INFORMATION:                (207) 879-8903
ACCOUNT INFORMATION:                (800) 344-8332
FAX:                                (207) 879-6206


Investor Shares of Schroder Asia and Japan Funds (each, a "Fund" and together, the "Funds") are offered for sale at net asset value with no sales charge as an investment vehicle for individuals, institutions, corporations and fiduciaries. The Funds' Advisor Shares also are offered for sale at net asset value to individual investors, in most cases through Service Organizations (as defined in the prospectuses) at lower investment minimums but higher expenses than Investor Shares.

This Statement of Additional Information ("SAI") is not a prospectus and is authorized for distribution only when preceded or accompanied by the Funds' current prospectuses dated April __, 1998, as may be amended from time to time (each, individually, the "Prospectus", and together, the "Prospectuses"). This SAI contains additional and more detailed information than that set forth in the applicable Prospectus and should be read in conjunction with the Prospectuses and retained for future reference. Each Prospectus and this SAI are available along with other related materials for reference on the SEC's Internet Web Site (http://www.sec.gov). All terms used in this SAI that are defined in a Prospectus have the meaning assigned in the Prospectus. You may obtain an additional copy of the Prospectus of the Fund in which you are interested without charge by writing to the Trust at Two Portland Square, Portland, Maine 04101 or calling the numbers listed above.

TABLE OF CONTENTS

ADDITIONAL INFORMATION
  REGARDING INVESTMENTS.............................3
Warrants and Stock Rights...........................3
Depositary Receipts.................................3
Debt Securities.....................................3
Convertible Securities..............................4
Debt-to-Equity Conversions..........................4
Brady Bonds.........................................4
Zero-coupon and Payment in Kind Bonds...............4
Indexed Securities..................................4
Foreign Exchange Contracts..........................5
Options and Futures Transactions....................5
Options on Foreign Currencies.......................6
Covered Call Writing................................7
Covered Put Writing.................................8
Purchasing Call and Put Options.....................8
Risks of Options Transactions.......................9
Futures Contracts..................................10
Interest-Rate Futures Contracts....................10
Currency Futures Contracts.........................11
Index Futures Contracts............................11
Options on Futures Contracts.......................11
Limitations on Futures Contracts and
  Options on Futures Contracts.....................12
Risks of Transactions in Futures Contracts
  and Related Options..............................12
Interest-Rate Transactions.........................14
When-Issued and Delayed Delivery Securities
  and Forward Commitments..........................14
When, As and If Issued Securities..................14
Investment in Other Investment
  Companies or Vehicles............................14
Temporary Investments..............................15
Short-Term Debt Securities.........................15



Repurchase Agreements..............................15
Restricted Securities..............................16
Rule 144A Securities...............................16
U.S. Government Securities.........................16
Bank Obligations...................................16
Loans of Portfolio Securities......................16
INVESTMENT RESTRICTIONS............................17
MANAGEMENT.........................................18
Officers and Trustees..............................18
Investment Adviser.................................20
Administrative Services............................21
Distribution of Fund Shares........................21
Glass-Steagall Act.................................22
Fund Accounting....................................23
PORTFOLIO TRANSACTIONS.............................23
Investment Decisions...............................23
Brokerage and Research Services....................23
ADDITIONAL PURCHASE AND
     REDEMPTION INFORMATION........................25
Determination of Net Asset Value Per Share.........25
Redemption In-Kind.................................26
TAXATION...........................................26
OTHER INFORMATION..................................29
Organization.......................................29
Capitalization and Voting..........................30
Performance Information............................30
Principal Shareholders.............................31
Custodian..........................................31
Transfer Agent and Dividend Disbursing Agent.......31
Legal Counsel......................................31
Independent Accountant.............................31
Registration Statement.............................32
Financial Statements...............................32
APPENDIX..........................................A-1

ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS

         WARRANTS AND STOCK RIGHTS. Each Fund may invest in warrants, which are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance). Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which case the warrant may expire without being exercised, resulting in the loss of the Fund's entire investment therein). The prices of warrants do not necessarily move parallel to the prices of the underlying securities. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

         In addition, each Fund may invest to a limited degree in stock rights. A stock right is an option given to a shareholder to buy additional shares at a predetermined price during a specified time period. Currently, neither Fund intends to invest more than 5% of its total net assets (at the time of investment) in stock rights.

         DEPOSITARY RECEIPTS. As described in the applicable Prospectus, each Fund may invest in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), and other similar instruments providing for indirect investment in securities of foreign issuers. Due to the absence of established securities markets in certain foreign countries and restrictions in certain countries on direct investment by foreign entities, a Fund may invest in certain issuers through the purchase of sponsored and unsponsored ADRs or other similar securities, such as American Depositary Shares, Global Depositary Shares or International Depositary Receipts. ADRs are receipts typically issued by U.S. banks evidencing ownership of the underlying securities into which they are convertible. These securities may or may not be denominated in the same currency as the underlying securities. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.

         DEBT SECURITIES. Each Fund may seek capital appreciation through investment in foreign non-convertible or convertible debt securities. See "Convertible Securities". Capital appreciation in debt securities may arise as a result of a favorable change in relative foreign exchange rates, in relative interest-rate levels, or in the creditworthiness of issuers. The receipt of income from debt securities is incidental to a Fund's objective of long-term capital appreciation. Such income can be used, however, to offset the operating expenses of the Fund. In accordance with its investment objectives, neither Fund will seek to benefit from anticipated short-term fluctuations in currency exchange rates. A Fund also may invest to a certain extent in debt securities in order to participate in debt-to-equity conversion programs incident to corporate reorganizations.

         Each Fund may invest in debt securities issued or guaranteed by: (1) governments (including countries, provinces and municipalities) or their agencies ("governmental entities") of Asian Countries; or (2) Asian Companies; or (3) international organizations designated or supported by multiple foreign governmental entities (which are not obligations of foreign governments) to promote economic reconstruction or development.

         Each Fund may invest up to 10% of its total assets in debt securities, including securities that are unrated or rated below investment grade (below "Baa" by Moody's or "BBB" by S&P). For a further description of S&P's and Moody's securities ratings, please see the Appendix. Note that even debt securities rated "Baa" by Moody's are considered to have speculative characteristics. Below investment-grade securities and unrated securities of comparable quality ("high yield/high risk securities") are predominantly speculative with respect to the capacity to pay interest and repay principal and generally involve a greater volatility of price than securities in higher rating categories. These securities are commonly referred to as "junk" bonds. The risks associated with junk bonds are generally greater than those associated with higher-rated securities. See "Risk Considerations -- High Yield/High Risk Securities". The Funds are not obligated to dispose of securities due to rating changes by Moody's, S&P or other rating agencies. Neither Fund is authorized to purchase debt securities that are in default.

         CONVERTIBLE SECURITIES. Each Fund may invest in convertible preferred stocks and convertible debt securities ("convertible securities"). A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities rank senior to common stocks in a corporation's capital structure and, therefore, carry less risk than the corporation's common stock. The value of a convertible security is a function of its "investment value" (its value as if it did not have a conversion privilege), and its "conversion value" (the security's worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege). Because convertible debt is convertible into stock under specified conditions, the value of convertible debt also is affected normally by changes in the value of the issuer's equity securities.

         DEBT-TO-EQUITY CONVERSIONS. Each Fund may invest up to 5% of its net assets in debt-to-equity conversions. Debt-to-equity conversion programs are sponsored in varying degrees by certain foreign countries and permit investors to use external debt of a country to make equity investments in local companies. Many conversion programs relate primarily to investments in transportation, communication, utilities and similar infrastructure-related areas. The terms of the programs vary from country to country but include significant restrictions on the application of proceeds received in the conversion and on the repatriation of investment profits and capital. When inviting conversion applications by holders of eligible debt, a government usually specifies the minimum discount from par value that it will accept for conversion. SCMI believes that debt-to-equity conversion programs may offer opportunities to invest in otherwise restricted equity securities that have a potential for significant capital appreciation. SCMI, therefore, may invest a Fund's assets to a limited extent in such programs under appropriate circumstances. There can be no assurance that debt-to-equity conversion programs will continue to be successful or that the Fund will be able to convert all or any of its emerging market debt portfolio into equity investments.

         BRADY BONDS. Each Fund may invest a portion of its assets in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings. Brady Bonds have been issued only recently and, therefore, do not have a long payment history. Brady Bonds may have collateralized and uncollateralized components, are issued in various currencies, and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered U.S. government securities. In light of the residual risk associated with the uncollateralized portions of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are considered speculative. Brady Bonds acquired by a Fund could be subject to restructuring arrangements or to requests for new credit, which could cause the Fund to suffer a loss of interest or principal on its holdings.

         ZERO-COUPON AND PAYMENT IN KIND BONDS. Each Fund may at times invest in " zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and payment-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.

         A Fund will not necessarily dispose of a security when its debt rating is reduced below its rating at the time of purchase, although SCMI will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objective. If a security's rating is reduced below investment grade, an investment in that security may entail the risks of lower-rated securities described below.

         INDEXED SECURITIES. Each Fund may invest in indexed securities, the values of which are linked to currencies, interest rates, commodities, indices, or other financial indicators. Investment in indexed securities involves certain risks. In addition to the credit risk of the securities issuer and normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of the reference instruments. Also, in the case of certain indexed securities where the interest rate is linked to a reference instrument, the interest rate may be reduced to zero and any further declines in the value of the security may then reduce the principal amount payable on maturity. Further, indexed securities may be more volatile than the reference instruments underlying indexed securities.

         FOREIGN EXCHANGE CONTRACTS. Changes in currency exchange rates will affect the U.S. dollar values of securities denominated in foreign currencies. Exchange rates between the U.S. dollar and other currencies fluctuate in response to forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation, and other factors, many of which may be difficult (if not impossible) to predict. When investing in foreign securities, a Fund usually effects currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign exchange market. A Fund incurs foreign exchange expenses in converting assets from one currency to another.

         Each Fund may enter into forward contracts for the purchase or sale of foreign currency: (1) to "lock in" the U.S. dollar price of the securities denominated in a foreign currency or the U.S. dollar value of interest and dividends to be paid on such securities; or (2) to hedge against the possibility that a foreign currency may suffer a decline against the U.S. dollar. A forward currency contract is an obligation to purchase or sell a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties) at a price set at the time of the contract. This method of attempting to hedge against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of securities and exposes a Fund to the risk that the counterparty is unable to perform. Although the strategy of engaging in foreign currency transactions could reduce the risk of loss due to a decline in the value of the hedged currency, it could also limit the potential gain from an increase in the value of the currency.

         Neither Fund intends to maintain a net exposure to such contracts if the fulfillment of obligations under such contracts would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in the currency. A Fund will not enter into these contracts for speculative purposes and will not enter into non-hedging currency contracts. A Fund will generally not enter into a forward contract with a term of greater than one year. Forward contracts are not exchange traded, and there can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a forward contract. Currently, only a limited market, if any, exists for hedging transactions relating to currencies in certain emerging markets or to securities of issuers domiciled or principally engaged in business in certain emerging markets. This may limit a Fund's ability to hedge its investments in those markets. These contracts involve a risk of loss if SCMI fails to predict accurately changes in relative currency values. See "Risk Considerations -- Currency Fluctuations and Devaluations".

         OPTIONS AND  FUTURES  TRANSACTIONS.  Although  neither  Fund  presently intends to do so, it may: (1) write covered call options on portfolio securities, and the U.S. dollar and emerging market currencies without limit;
(2) write covered put options on portfolio securities, the U.S. dollar and emerging market currencies with the limitation that the aggregate value of the obligations underlying the puts determined as of the date the options are sold will not exceed 50% of a Fund's net assets; (3) purchase call and put options in amounts up to 5% of its total assets; and (4)(a) purchase and sell exchange-traded futures contracts on underlying portfolio securities, any emerging market currency, U.S. and emerging market fixed-income securities and such indices of U.S. or emerging market equity or fixed-income securities as may exist or come into being, and (b) purchase and write call and put options on such futures contracts, in all cases involving such futures contracts or options on futures contracts for hedging purposes only, and without limit, except that neither Fund may enter into futures contracts or purchase related options if, immediately thereafter, the amount committed to margin plus the amount paid for premiums for unexpired options on futures contracts generally exceeds 5% of the value of the Fund's total assets. All of the foregoing are referred to as "Hedging Instruments".

         In general, a Fund may use Hedging Instruments: (1) to protect against declines in the market value of the Fund's portfolio securities or stock index futures, and the currencies in which they are denominated, or (2) to establish a position in securities markets as a temporary substitute for purchasing securities. A Fund will not use Hedging Instruments for speculation. Hedging Instruments have certain risks associated with them, including: (1) the possible failure of such instruments as hedging techniques in cases where the price movement of the securities

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underlying  the options or futures  does not follow the price  movements  of the portfolio securities subject to the hedge; (2) potentially unlimited loss associated with futures transactions and the possible lack of a liquid secondary market for closing out a futures position; and (3) possible losses resulting from the inability of a Fund's investment adviser to predict the direction of stock prices, interest rates, relative currency values and other economic factors. In addition, only a limited market, if any, currently exists for hedging transactions relating to currencies in many emerging markets or to securities of issuers domiciled or principally engaged in business in emerging markets. This may limit the Fund's ability to hedge its investments in such emerging market countries. Neither Fund plans to enter into currency futures or options contracts but may do so in the future. See "Options and Futures Transactions" in this SAI for additional information on Hedging Instruments A Fund may use and the risks associated with them.

         OPTIONS ON FOREIGN CURRENCIES. Each Fund may purchase and write options on foreign currencies for purposes similar to those involved with investing in forward foreign currency exchange contracts. For example, in order to protect against declines in the dollar value of portfolio securities that are denominated in a foreign currency, a Fund may purchase put options on an amount of such foreign currency equivalent to the current value of the portfolio securities involved. As a result, the Fund would be able to sell the foreign currency for a fixed amount of U.S. dollars, thereby securing the dollar value of the portfolio securities (less the amount of the premiums paid for the options). Conversely, a Fund may purchase call options on foreign currencies in which securities it anticipates purchasing are denominated to secure a set U.S. dollar price for such securities and protect against a decline in the value of the U.S. dollar against such foreign currency. A Fund may also purchase call and put options to close out written option positions.

         Each Fund also may write covered call options on foreign currency to protect against potential declines in its portfolio securities that are denominated in foreign currencies. If the U.S. dollar value of the portfolio securities falls as a result of a decline in the exchange rate between the foreign currency in which it is denominated and the U.S. dollar, then a loss to a Fund occasioned by such value decline would be ameliorated by receipt of the premium on the option sold. At the same time, however, that Fund gives up the benefit of any rise in value of the relevant portfolio securities above the exercise price of the option and, in fact, only receives a benefit from the writing of the option to the extent that the value of the portfolio securities falls below the price of the premium received. A Fund also may write options to close out long call option positions. A covered put option on a foreign currency would be written by a Fund for the same reason it would purchase a call option, namely, to hedge against an increase in the U.S. dollar value of a foreign security that the Fund anticipates purchasing. In this case, the receipt of the premium would offset, to the extent of the size of the premium, any increased cost to the Fund resulting from an increase in the U.S. dollar value of the foreign security. However, the Fund could not benefit from any decline in the cost of the foreign security that is greater than the price of the premium received. A Fund also may write options to close out long put option positions.

         Markets in foreign currency options are relatively new, and a Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although a Fund will not purchase or write such options unless and until, in the opinion of the SCMI, the market for them has developed sufficiently to ensure that their risks are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

         The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar, with the result that the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security, including foreign securities held in a "hedged" investment portfolio. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

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         There is no systematic  reporting of last sale  information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and, thus, may not reflect relatively smaller transactions (I.E., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that are not reflected in the options market.

         COVERED CALL WRITING. Each Fund is permitted to write covered call options on portfolio securities, and on the U.S. dollar and foreign currencies in which they are denominated, without limit. Generally, a call option is "covered" if a Fund owns or has the right to acquire without additional cash consideration (or for additional cash consideration held for the Fund by its custodian in a segregated account) the underlying security (currency) subject to the option. In the case of call options on U.S. Treasury Bills, however, the Fund might own U.S. Treasury Bills of a different series from those underlying the call option but with a principal amount and value corresponding to the exercise price and a maturity date no later than that of the security (currency) deliverable under the call option. A call option is also covered if the Fund holds a call on the same security as the underlying security (currency) of the written option, where the exercise price of the call used for coverage is equal to or less than the exercise price of the call or greater than the exercise price of the call written if the mark-to-market difference is maintained by the Fund in cash, U.S. government or other high-grade debt obligations, or other high-quality liquid securities, held by the Fund in a segregated account maintained with its custodian.

         A Fund receives a premium from the purchaser in return for a call it has written. Receipt of such premiums may enable the Fund to earn a higher level of current income than it would earn from only holding the underlying securities (currencies). Moreover, the premium received offsets a portion of the potential loss incurred by the Fund if the securities (currencies) underlying the option are ultimately sold (exchanged) by the Fund at a loss. Furthermore, a premium received on a call written on a foreign currency ameliorates any potential loss of value on the portfolio security due to a decline in the value of the currency. However, during the option period, the covered call writer has, in return for the premium, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security (or the exchange rate of the currency in which it is denominated) increase but has retained the risk of loss should the price of the underlying security (or the exchange rate of the currency in which it is denominated) decline. The premium received fluctuates with varying economic market conditions. If the market value of the portfolio securities (or the currencies in which they are denominated) upon which call options have been written increases, a Fund may receive a lower total return from the portion of its portfolio upon which calls have been written than it would have received had such calls not been written.

         With respect to listed options and certain OTC options, during the option period a Fund may be required, at any time, to deliver the underlying security (currency) against payment of the exercise price on any calls it has written (exercise of certain listed and OTC options may be limited to specific expiration dates). This obligation terminates upon the expiration of the option period or at such earlier time when the writer effects a closing purchase transaction. A closing purchase transaction is accomplished by purchasing an option of the same series as the option previously written. However, once a Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction.

         Closing purchase transactions are ordinarily effected to realize a profit on an outstanding call option, to prevent an underlying security (currency) from being called, to permit the sale of an underlying security (or the exchange of the underlying currency) or to enable a Fund to write another call option on the underlying security (currency) with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the amount of the premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be wholly or partially offset by unrealized appreciation in the market value of the underlying security (currency). Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part or exceeded by a decline in the market value of the underlying security (currency).

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

         If a call option expires unexercised, a Fund realizes a gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security (currency) during the option period. If a call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security (currency) equal to the difference between the purchase price of the underlying security (currency) and the proceeds of the sale of the security (currency) plus the premium received on the option less the commission paid.

         Options written by a Fund normally have expiration dates of up to eighteen months from the date written. The exercised price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

         COVERED PUT WRITING. As a writer of a covered put option, each Fund would incur an obligation to buy the security underlying the option from the purchaser of the put, at the option's exercise price at any time during the option period, at the purchaser's election (certain listed and OTC put options written by the Fund will be exercisable by the purchaser only on a specific date). A put is "covered" if at all times the Fund maintains with its custodian (in a segregated account) cash, U.S. government or other high-grade obligations, or other high-quality liquid securities, in an amount equal to at least the exercise price of the option. Similarly, a short put position could be covered by a Fund by its purchase of a put option on the same security (currency) as the underlying security of the written option, where the exercise price of the purchased option is equal to or more than the exercise price of the put written or less than the exercise price of the put written if the marked to market difference is maintained by the Fund in cash, U.S. government or other high-grade debt obligations, or other high-quality liquid securities, that the Fund holds in a segregated account maintained at its custodian. In writing puts, a Fund assumes the risk of loss should the market value of the underlying security (currency) decline below the exercise price of the option (any loss being decreased by the receipt of the premium on the option written). In the case of listed options, during the option period a Fund may be required, at any time, to make payment of the exercise price against delivery of the underlying security (currency). The operation of and limitations on covered put options in other respects are substantially identical to those of call options.

         Each Fund will write put options for three purposes: (1) to receive the income derived from the premiums paid by purchasers; (2) when SCMI wishes to purchase the security (or a security denominated in the currency underlying the option) underlying the option at a price lower than its current market price (in which case it will write the covered put at an exercise price reflecting the lower purchase price sought); and (3) to close out a long put option position. The potential gain on a covered put option is limited to the premium received on the option (less the commissions paid on the transaction) while the potential loss equals the differences between the exercise price of the option and the current market price of the underlying securities (currencies) when the put is exercised, offset by the premium received (less the commissions paid on the transaction).

         PURCHASING CALL AND PUT OPTIONS. Each Fund may purchase listed and OTC call and put options in amounts equaling up to 5% of its total assets. A Fund may purchase a call option in order to close out a covered call position (see "Covered Call Writing"), to protect against an increase in price of a security it anticipates purchasing or, in the case of a call option on foreign currency, to hedge against an adverse exchange rate move of the currency in which the security it anticipates purchasing is denominated vis-a-vis the currency in which the exercise price is denominated. The purchase of the call option to effect a closing transaction on a call written over-the-counter may be a listed or an OTC option. In either case, the call purchased is likely to be on the same securities (currencies) and have the same terms as the written option. If purchased over-the-counter, the option would generally be acquired from the dealer or financial institution that purchased the call written by the Fund.

         Each Fund may purchase put options on securities (currencies) that it holds in its portfolio to protect itself against a decline in the value of the security and to close out written put option positions. If the value of the underlying security (currency) were to fall below the exercise price of the put purchased in an amount greater than the premium paid for the option, a Fund would incur no additional loss. In addition, a Fund may sell a put option it has previously purchased prior to the sale of the securities (currencies) underlying such option. Such a sale would result in a net gain or loss depending upon whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option that is sold. Any such gain or loss could be offset in whole or in


                                      101
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part by a change in the market value of the underlying security (currency). If a put option purchased by a Fund expired without being sold or exercised, the premium would be lost.

         RISKS OF OPTIONS TRANSACTIONS. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price if the market price of the underlying security (or the value of its denominated currency) increases, but the writer has retained the risk of loss if the price of the underlying security (or the value of its denominated currency) declines. The writer has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price.

         Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. If a covered call option writer is unable to effect a closing purchase transaction or to purchase an offsetting OTC option, it cannot sell the underlying security until the option expires or the option is exercised. Accordingly, a covered call option writer may not be able to sell an underlying security at a time when it might otherwise be advantageous to do so. A covered put option writer who is unable to effect a closing purchase transaction or to purchase an offsetting OTC option would continue to bear the risk of decline in the market price of the underlying security until the option expires or is exercised. In addition, a covered put writer would be unable to utilize the amount held in cash, U.S. government or other high-grade short-term obligations, or other high-quality liquid securities, as security for the put option for other investment purposes until the exercise or expiration of the option.

         A Fund's ability to close out its position as a writer of an option is dependent upon the existence of a liquid secondary market on option exchanges. There is no assurance that such a market will exist, particularly in the case of OTC options, since such options will generally only be closed out by entering into a closing purchase transaction with the purchasing dealer. However, a Fund may be able to purchase an offsetting option that does not close out its position as a writer but constitutes an asset of equal value to the obligation under the option written. If the Fund is not able to either enter into a closing purchase transaction or purchase an offsetting position, it will be required to maintain the securities subject to the call, or the collateral underlying the put, even though it might not be advantageous to do so, until a closing transaction can be entered into (or the option is exercised or expires).

         Among the possible reasons for the absence of a liquid secondary market on an exchange are: (1) insufficient trading interest in certain options; (2) restrictions on transactions imposed by an exchange; (3) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (4) interruption of the normal operations on an exchange; (5) inadequacy of the facilities of an exchange or the OCC to handle current trading volume; or (6) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist.

         In the event of the bankruptcy of a broker through which a Fund engages in transactions in options, that Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy of the writer of an OTC option purchased by a Fund, that Fund could experience a loss of all or part of the value of the option. Transactions will be entered into by a Fund only with brokers or financial institutions deemed creditworthy by SCMI.

         Exchanges have established limitations governing the maximum number of options on the same underlying security or futures contract (whether or not covered) that may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. These position limits may restrict the number of listed options which the Funds may write.

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

         The hours of trading for options may not conform to the hours during which the underlying securities are traded. If the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

         The extent to which either Fund may enter into transactions involving options may be limited by the Internal Revenue Code's requirements for qualification as a regulated investment company and the underlying Portfolio's intention to operate in such a manner as to permit a fund invested in that Portfolio to qualify as such See "Taxation".

         FUTURES CONTRACTS. Each Fund may purchase and sell interest-rate, currency, and index futures contracts ("futures contracts") that are traded on U.S. and foreign commodity exchanges, on such underlying securities as U.S. Treasury bonds, notes and bills, and/or any foreign government fixed-income security ("interest-rate futures contracts"), on various currencies ("currency futures contracts"), and on such indices of U.S. and foreign securities as may exist or come into being ("index futures contracts").

         Each Fund may purchase or sell interest-rate futures contracts for the purpose of hedging some or all of the value of its portfolio securities (or anticipated portfolio securities) against changes in prevailing interest rates. If SCMI anticipates that interest rates may rise and, concomitantly, that the price of certain of its portfolio securities fall, a Fund may sell an interest-rate futures contract. If declining interest rates are anticipated, a Fund may purchase an interest-rate futures contract to protect against a potential increase in the price of securities the Fund intends to purchase. Subsequently, appropriate securities may be purchased by the Fund in an orderly fashion; as securities are purchased, corresponding futures positions would be terminated by offsetting sales of contracts.

         Each Fund may purchase or sell currency futures contracts on currencies in which its portfolio securities (or anticipated portfolio securities) are denominated for the purposes of hedging against anticipated changes in currency exchange rates. A Fund may enter into currency futures contracts for the same reasons as set forth above for entering into forward foreign currency exchange contracts; namely, to secure the value of a security purchased or sold in a given currency vis-a-vis a different currency or to hedge against an adverse currency exchange rate movement of a portfolio security's (or anticipated portfolio security's) denominated currency vis-a-vis a different currency.

         Each Fund may purchase or sell index futures contracts for the purpose of hedging some or all of its portfolio (or anticipated portfolio) securities against changes in their prices. If SCMI anticipates that the prices of securities a Fund holds may fall, that Fund may sell an index futures contract. Conversely, if SCMI wishes to hedge the portfolio against anticipated price rises in those securities that a Fund intends to purchase, that Fund may purchase an index futures contract.

         In addition to the above, interest-rate, currency and index futures contracts will be bought or sold in order to close out short or long positions maintained by a Fund in corresponding futures contracts.

         Although most interest-rate futures contracts call for actual delivery or acceptance of securities, the contracts usually are closed out before the settlement date without making or taking delivery. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that the Funds will be able to enter into a closing transaction.

         INTEREST-RATE FUTURES CONTRACTS. When a Fund enters into an interest-rate futures contract, it is initially required to deposit with its custodian (in a segregated account in the name of the broker performing the transaction) an "initial margin" of cash, U.S. government or other high-grade short-term obligations, or other high-quality liquid

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securities,  equal to approximately  2% of the contract  amount.  Initial margin requirements are established by the exchanges on which futures contracts trade and may change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges.

         Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of money by a brokers' client but is, rather, a good faith deposit on the futures contract that will be returned to a Fund upon the proper termination of the futures contract. The margin deposits made are marked to market daily, and the Fund may be required to make subsequent deposits with its futures contract clearing broker of cash or U.S. government securities (called "variation margin") that are reflective of price fluctuations in the futures contract.

         CURRENCY FUTURES CONTRACTS. Generally, foreign currency futures contracts provide for the delivery of a specified amount of a given currency, on the exercise date, for a set exercise price denominated in U.S. dollars or other currency. Foreign currency futures contracts would be entered into for the same reason and under the same circumstances as forward foreign currency exchange contracts. SCMI assesses such factors as cost spreads, liquidity and transaction costs in determining whether to use futures contracts or forward contracts in its foreign currency transactions and hedging strategy.

         Purchasers and sellers of foreign currency futures contracts are subject to the same risks that apply generally to the buying and selling of futures contracts. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies described above. Further, settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, a Fund must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery that are assessed in the issuing country.

         INDEX FUTURES CONTRACTS. Each Fund may invest in index futures contracts. An index futures contract sale creates an obligation by a Fund, as seller, to deliver cash at a specified future time. An index futures contract purchase creates an obligation by a Fund, as purchaser, to take delivery of cash at a specified future time. Futures contracts on indices do not require the physical delivery of securities but provide for a final cash settlement on the expiration date that reflects accumulated profits and losses credited or debited to each party's account.

         Each Fund is required to maintain margin deposits with brokerage firms through which it effects index futures contracts in a manner similar to that described above for interest-rate futures contracts. In addition, due to current industry practice, daily variations in gain and loss on open contracts are required to be reflected in cash in the form of variation margin payments. A Fund may be required to make additional margin payments during the term of the contract.

         At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the Funds' position in the futures contract. A final determination of variation margin is then made, additional cash may be required to be paid by or released to the Fund, and it realizes a loss or gain.

         OPTIONS ON FUTURES CONTRACTS. Each Fund may purchase and write call and put options on futures contracts traded on an exchange and may enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid) to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. Upon exercise of the option, the delivery of the position in the futures contract by the writer of the option to the holder of the option is accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract at the time of exercise exceeds, in case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

         Each Fund may purchase and write options on futures contracts for purposes identical to those set forth above for the purchase of a futures contract (purchase of a call option or sale of a put option) and the sale of a futures contract (purchase of a put option or sale of a call option), or to close out a long or short position in futures contracts. If, for example, SCMI wished to protect against an increase in interest rates and the resulting negative impact on the value of a portion of its fixed-income portfolio, a Fund might write a call option on an interest-rate futures contract, the underlying security of which correlates with the portion of the portfolio that SCMI seeks to hedge. Any premiums received in the writing of options on futures contracts may provide a further hedge against losses resulting from price declines in portions of the Fund's investment portfolio.

         Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, a Fund will not purchase or write options on foreign currency futures contracts unless and until, in SCMI's opinion, the market for such options has developed sufficiently that the risks in connection with them are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts.

         LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Neither Fund may enter into futures contracts or purchase related options thereon if, immediately thereafter, the amount committed to margin plus the amount paid for premiums for unexpired options on futures contracts exceeds 5% of the value of that Fund's total assets, after taking into account unrealized gain and unrealized loss on such contracts it has entered into, provided, however, that in the case of an option that is in-the-money (the exercise price of the call (put) option is less (more) than the market price of the underlying security) at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. However, there is no overall limitation on the percentage of a Fund's assets that may be subject to a hedge position. In addition, in accordance with the regulations of the Commodity Futures Trading Commission under which each Fund is excluded from registration as a commodity pool operator, a Fund may only enter into futures contracts and options on futures contracts transactions for purposes of hedging a part or all of its portfolio. Except as described above, there are no other limitations on the use of futures and options thereon by a Fund.

         The writer of an option on a futures contract is required to deposit initial and variation margin pursuant to requirements similar to those applicable to futures contracts. Premiums received from the writing of an option on a futures contract are included in initial margin deposits.

         RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Each Fund may sell a futures contract to protect against the decline in the value of securities (or the currency in which they are denominated) it holds. However, it is possible that the futures market may advance and the value of the Funds' securities (or the currency in which they are denominated) may decline. If this occurs, a Fund will lose money on the futures contract and also experience a decline in value of its portfolio securities. While this might occur for only a very brief period or to a very small degree, over time the value of a diversified portfolio will tend to move in the same direction as the futures contracts.

         If a Fund purchases a futures contract to hedge against the increase in value of securities it intends to buy (or the currency in which they are denominated) and the value of such securities (currencies) decreases, then a Fund may determine not to invest in the securities as planned and will realize a loss on the futures contract that is not offset by a reduction in the price of the securities.

         If a Fund has sold a call option on a futures contract, it will cover this position by holding (in a segregated account maintained by its custodian) cash, U.S. government securities or other high-grade debt obligations, or other high-quality liquid securities, equal in value (when added to any initial or variation margin on deposit) to the market value of the securities (currencies) underlying the futures contract or the exercise price of the option. Such a position may also be covered by owning the securities (currencies) underlying the futures contract or by holding a call option permitting the Fund to purchase the same contract at a price no higher than the price at which the short position was established.

         In addition, if a Fund holds a long position in a futures contract, it will hold cash, U.S. government or other high-grade debt obligations, or other high-quality liquid securities, equal to the purchase price of the contract (less the amount of initial or variation margin on deposit) in a segregated account maintained by the Fund's custodian. Alternatively, that Fund could cover its long position by purchasing a put option on the same futures contract with an exercise price as high or higher than the price of the contract held by the Fund.

         Exchanges limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on open futures contract positions. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to take or make delivery of the instruments underlying interest-rate futures contracts it holds at a time when it is disadvantageous to do so. The inability to close out options and futures contract positions could also have an adverse impact on the Fund's ability to effectively hedge its portfolio.

         Futures contracts and options thereon that are purchased or sold on foreign commodities exchanges may have greater price volatility than their U.S. counterparts. Furthermore, foreign commodities exchanges may be less regulated and under less governmental scrutiny than U.S. exchanges, and brokerage commissions, and clearing costs and other transaction costs may be higher. Greater margin requirements may limit the Funds' ability to enter into certain commodity transactions on foreign exchanges. Moreover, differences in clearance and delivery requirements on foreign exchanges may cause delays in the settlement of a Fund's foreign exchange transactions.

         In the event of the bankruptcy of a broker through which a Fund engages in transactions in futures or options thereon, that Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy of the writer of an OTC option purchased by a Fund, that Fund could experience a loss of all or part of the value of the option. Transactions are entered into by a Fund only with brokers or financial institutions deemed creditworthy by SCMI.

         While the futures contracts and options transactions in which a Fund engages for the purpose of hedging its portfolio securities are not speculative in nature, there are risks inherent in the use of such instruments. One such risk that may arise in employing futures contracts to protect against the price volatility of portfolio securities (and the currencies in which they are denominated) is that the prices of securities and indices subject to futures contracts (and thereby the futures contract prices) may correlate imperfectly with the behavior of the cash prices of a Fund's portfolio securities (and the currencies in which they are denominated). Another such risk is that prices of interest-rate futures contracts may not move in tandem with the changes in prevailing interest rates against which a Fund seeks a hedge. A correlation may also be distorted by the fact that the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price objective and cost of borrowed funds. Such distortions are generally minor and are expected to diminish as the contract approaches maturity.

         There may exist an imperfect correlation between the price movements of futures contracts purchased by a Fund and the movements in the prices of the securities (currencies) that are the subject of the hedge. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin deposit requirements, distortions in the normal relationship between the debt securities or currency markets and futures markets could result. Price distortions could also result if investors in futures contracts choose to make or take delivery of underlying securities rather than engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, because the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market can be anticipated with the resulting speculation causing temporary price distortions. Due to the possibility of price distortions in the futures contracts market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of interest-rate trends may still not result in a successful hedging transaction.

         There is no assurance that a liquid secondary market will exist for futures contracts and related options in which a Fund may invest. In the event a liquid market does not exist, it may not be possible to close out a futures position, and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. In addition, limitations imposed by an exchange or board of trade on which futures contracts are traded may compel a Fund to close, or prevent it from closing, out a contract, which may result in reduced gain or increased loss to that Fund. The absence of a liquid market in futures contracts might cause a Fund to make or take delivery of the underlying securities (currencies) at a time when it may be disadvantageous to do so.

         The extent to which either Fund may enter into transactions involving futures contracts and options thereon may be limited by the Internal Revenue Code's requirements for qualification as a regulated investment company and the underlying Portfolio's intention to operate in such a manner as to permit a fund invested in that Portfolio to qualify as such See "Taxation".

         INTEREST-RATE TRANSACTIONS. In order to attempt to protect the value of its portfolio from interest-rate fluctuations and to adjust the interest-rate sensitivity of its portfolio, each Fund may enter into interest-rate swaps and other interest-rate transactions, such as interest-rate caps, floors, and collars. Interest-rate swaps involve the exchange by a Fund with another party of different types of interest-rate streams (E.G., an exchange of floating-rate payments for fixed-rate payments with respect to a notional amount of principal). The purchase of an interest-rate cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined rate of interest rates or values. Each Fund intends to use these interest-rate transactions as a hedge and not as a speculative investment. A Fund's ability to engage in certain interest rate transactions is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If SCMI were incorrect in its forecasts of market values, interest rates, or other applicable factors, a Fund's investment performance would be less favorable than it would have been if this investment technique were not used.

         WHEN-ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS. Each Fund may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment may take place a month or more after the date of the commitment. There is no overall limit on the percentage of a Fund's assets that may be committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis. An increase in the percentage of a Fund's assets committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis may increase the volatility of that Fund's net asset value.

         WHEN, AS AND IF ISSUED SECURITIES. Each Fund may purchase securities on a "when, as and if issued" basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization, leveraged buyout or debt restructuring. If the anticipated event does not occur and the securities are not issued, that Fund will have lost an investment opportunity. [There is no overall limit to the percentage of a Fund's assets that may be committed to the purchase of securities on a "when, as and if issued" basis.] An increase in the percentage of a Fund's assets committed to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value.

         INVESTMENT IN OTHER INVESTMENT COMPANIES OR VEHICLES. Pursuant to the 1940 Act, each Fund may invest in the shares of other investment companies that invest in securities that the Fund is permitted to purchase subject to the limits permitted under the 1940 Act or any orders, rules or regulations thereunder. From time to time, such investment funds may be the sole means by which a Fund may invest in equity securities of certain Asian companies or Japanese companies. When investing through investment companies, a Fund may pay substantial premiums above such investment companies' net asset value per share. As a shareholder in an investment company, each Fund would bear its ratable share of the investment company's expenses, including its advisory and administrative fees. At the same time, the Fund would continue to pay its own fees and expenses.

         TEMPORARY INVESTMENTS. As described in the applicable Prospectus, a Fund may hold and/or invest its assets without limitation in cash and/or Temporary Investments (as defined below) for cash management purposes, pending initial investment in accordance with the Fund's investment objective and policies. In addition, each Fund may hold these investments for temporary defensive purposes. A Fund may assume a temporary defensive posture when, owing to political, market or other factors broadly affecting markets in one or more Asian countries or Japan, SCMI determines either that opportunities for capital appreciation in those markets may be significantly limited or that significant diminution in value of the securities traded in those markets may occur. A Fund may invest without limitation in (or enter into repurchase agreements maturing in seven days or less with banks and broker-dealers with respect to) short-term debt securities, including commercial paper, U.S. Treasury bills, other short-term U.S. government securities, certificates of deposit, and bankers' acceptances of U.S. or foreign banks. A Fund also may hold cash and time deposits denominated in any major foreign currency in foreign banks. To the extent that a Fund invests in Temporary Investments, it may not achieve its investment objective.

         Temporary Investments are high quality debt securities (rated "AA" or above by Standard & Poor's Corporation ("S&P") or "Aa" or above by Moody's Investors Services, Inc. ("Moody's") or with an equivalent rating by other nationally recognized securities rating organizations) denominated in U.S. dollars or in another freely convertible currency including: (1) short-term (less than 12 months to maturity) and medium-term (not more than five years to maturity) obligations issued or guaranteed by: (a) the U.S. Government, its
agencies   instrumentalities,   or  government-sponsored   enterprises;  or  (b)
international organizations designated or supported by multiple foreign governmental entities to promote economic reconstruction or development ("supranational entities"); (2) U.S. finance company obligations, corporate commercial paper and other short-term commercial obligations; (3) obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances) of banks; and (4) repurchase agreements with respect to securities in which a Fund may invest. The banks whose obligations may be purchased by a Fund and the banks and broker-dealers with which a Fund may enter into repurchase agreements include any member bank of the Federal Reserve System and any U.S. broker-dealer or any foreign bank that has been determined by the investment adviser to be creditworthy.

         SHORT-TERM DEBT SECURITIES. For cash management, pending investment or other temporary purposes, each Fund may invest in commercial paper -- short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The commercial paper purchased by a Fund for temporary defensive purposes consists of direct obligations of domestic issuers that at the time of investment are rated "P-1" by Moody's Investors Service ("Moody's") or "A-1" by Standard & Poor's ("S&P"), or securities that, if not rated, are issued by companies having an outstanding debt issue currently rated "Aaa" or "Aa" by Moody's or "AAA" or "AA" by S&P. The rating "P-1" is the highest commercial paper rating assigned by Moody's, and the rating "A-1" is the highest commercial paper rating assigned by S&P. Each Fund also may invest in variable rate master demand notes, which are obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payer of such notes. Generally both parties have the right to vary the amount of the outstanding indebtedness on the notes.

         REPURCHASE AGREEMENTS. Each Fund may invest in securities subject to repurchase agreements that mature or may be terminated by notice in seven days or less with banks or broker-dealers. In a typical repurchase agreement, the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. SCMI monitors the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to insure that the value of the security always equals or exceeds the repurchase price. If a seller defaults under a repurchase agreement, a Fund may have difficulty exercising its rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities. To evaluate potential risks, SCMI reviews the credit-worthiness of banks and dealers with which a Fund enters into repurchase agreements.

         RESTRICTED SECURITIES. "Liquidity" under "Investment Policies" in each Prospectus sets forth the circumstances in which a Fund may invest in "restricted securities". In connection with a Fund's original purchase of restricted securities, SCMI may negotiate rights with the issuer to have such securities registered for sale at a later time. Further, the registration expenses of illiquid restricted securities may also be negotiated by a Fund with the issuer at the time such securities are purchased by that Fund. When registration is required, however, a considerable period may elapse between the decision to sell the securities and the time the Fund would be permitted to sell such securities. A similar delay might be experienced in attempting to sell such securities pursuant to an exemption from registration. Thus, a Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell.

         If SCMI determines that a "restricted security" is liquid pursuant to guidelines adopted by the Schroder Core Board ( the " Core Board ), the security is not deemed illiquid. These guidelines take into account trading activity for the securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular restricted security, that security may become illiquid, which could affect a Fund's liquidity.

         RULE 144A SECURITIES. Each Fund may purchase certain restricted securities ("Rule 144A securities") for which there is a secondary market of qualified institutional buyers, as contemplated by rule 144A under the Securities Act of 1933 (the "Securities Act"). Rule 144A provides an exemption from the registration requirements of the Securities Act for resale of certain restricted securities to qualified institutional buyers. One effect of Rule 144A is that certain restricted securities may now be deemed to be liquid, though there is no assurance that a liquid market for any particular Rule 144A security will develop or be maintained. SCMI will make liquidity determinations subject to guidelines approved by the Schroder Core Board. If any Rule 144A security previously determined to be liquid is later determined to be illiquid, such security will be subject to the Fund's 15% limitation on illiquid securities.

         U.S. GOVERNMENT SECURITIES. Each Fund may invest in securities issued or guaranteed by the U.S. Government (or its agencies, instrumentalities or government-sponsored enterprises). Agencies, instrumentalities and government-sponsored enterprises that have been established or sponsored by the U.S. Government and issue or guarantee debt securities include the Bank for Cooperatives, the Export-Import Bank, the Federal Farm Credit System, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks, the Federal Land Banks, the Federal National Mortgage Association, the Government National Mortgage Association and the Student Loan Marketing Association. Except for obligations issued by the U.S. Treasury and the Government National Mortgage Association, none of the obligations of the other agencies, instrumentalities or government-sponsored enterprises referred to above are backed by the full faith and credit of the U.S. Government. There can be no assurance that the U.S. Government will provide financial support to these obligations where it is not obligated to do so.

         BANK OBLIGATIONS. Each Fund may invest in obligations of U.S. and foreign banks (including certificates of deposit and bankers' acceptances) whose total assets at the time of purchase exceed $1 billion. Each Fund also may hold cash and time deposits denominated in any major currency in foreign banks. A certificate of deposit is an interest-bearing negotiable certificate issued by a bank against funds deposited in the bank. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Although the borrower is liable for payment of the draft, the bank unconditionally guarantees to pay the draft at its face value on the maturity date. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Similar to a certificate of deposit, a time deposit earns a specified rate of interest over a definite time period; however, it cannot be traded in the secondary markets.

         LOANS OF FUND SECURITIES. Each Fund may lend its portfolio securities subject to the restrictions stated in its Prospectus. Under applicable regulatory requirements (which are subject to change), the loan collateral must:
(1) on each business day, at least equal the0market value of the loaned securities; and (2) consist of cash, bank letters of credit, U.S. government securities, other cash equivalents or liquid securities in which a Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by a Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to SCMI. When lending portfolio securities, a Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan plus the interest on the collateral securities (less any finders' or administrative fees the Fund pays in arranging the loan). Each Fund may share the interest it receives on the collateral securities with the borrower if it realizes at least a minimum amount of interest required by the lending guidelines established by the Board. A Fund will not lend its portfolio securities to any officer, trustee, employee or affiliate of the Funds or SCMI. The terms of any Fund's loans must meet certain tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

         The market value of portfolio securities purchased with cash collateral may decline. Loans of securities by a Fund are subject to termination at the Fund's or the borrower's option. A Fund may pay reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the Board.

INVESTMENT RESTRICTIONS

         The following investment restrictions restate or are in addition to those described under "Investment Restrictions" and "Investment Policies" in the Prospectus. These restrictions, unless otherwise indicated, are fundamental policies of each Fund and cannot be changed without the vote of a "majority" of the Fund's outstanding shares. Under the 1940 Act, such a "majority" vote is defined as the vote of the holders of the lesser of: (1) 67% of more of the shares present or represented by proxy at a meeting of shareholders, if the holders of more than 50% of the outstanding shares are present; or (2) more than 50% of the outstanding shares. Under these additional restrictions, a Fund will not:

1.       INDUSTRY CONCENTRATION

                  purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on: (1) investments in U.S. government securities, in repurchase agreements covering U.S. government securities, in securities issued by the states, territories or possessions of the United States ("municipal securities") or in foreign government securities; or (2) investment in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, a Fund may invest in one or more investment companies; provided that, except to the extent the it invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

2.       BORROWING

                  borrow money if, as a result, outstanding borrowings would exceed an amount equal to 50% of a Fund's total assets.

3.       REAL ESTATE

                  purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

4.       LENDING

                  make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

5.       COMMODITIES

                  purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

6.       UNDERWRITING

                  underwrite (as that term is defined in the Securities Act of 1933, as amended) securities issued by other persons except, to the extent that in connection with the disposition of its assets, a Fund may be deemed to be an underwriter.

7.       SENIOR SECURITIES

                  issue any class of senior securities except to the extent consistent with the 1940 Act.

         NONFUNDAMENTAL LIMITATIONS

         Each Fund has adopted the following nonfundamental investment limitations. A nonfundamental policy does not override a fundamental limitation. A Fund's nonfundamental policies may be changed by the Board of Trustees without approval of Fund shareholders.

1.       DIVERSIFICATION

                  The Funds are each "non-diversified" as that term is defined in the 1940 Act. To the extent required to qualify as a regulated investment company under the Code, a Fund may not purchase a security (other than a U.S. government security or a security of an investment company) if, as a result: (1) with respect to 50% of its assets, more than 5% of the Fund's total assets would be invested in the securities of any single issuer; (2) with respect to 50% of its assets, the Fund would own more than 10% of the outstanding securities of any single issuer; or (3) more than 25% of the Fund's total assets would be invested in the securities of any single issuer.

2.       BORROWING

                  For purposes of the limitation on borrowing, the following are not treated as borrowings to the extent they are fully collateralized: (1) the delayed delivery of purchased securities (such as the purchase of when-issued securities);
                  (2) reverse repurchase agreements; (3) dollar-roll transactions; and (5) the lending of securities ("leverage transactions"). (See Fundamental Limitation No. 3 "Borrowing".

3.       LIQUIDITY

                  Neither  Fund may  invest  more than 15% of its net assets in:
                  (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. A Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board or Schroder Core Board, as the case may be.

4.       EXERCISING CONTROL OF ISSUERS

                  Neither Fund may make investments for the purpose of exercising control of an issuer. Investments by the Fund or Portfolio in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

5.       OTHER INVESTMENT COMPANIES

                  Each Fund may invest in securities of another investment company to the extent permitted by the 1940 Act.

6.       SHORT SALES AND PURCHASING ON MARGIN

                  A Fund will not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

                  A Fund will not purchase securities on margin, except that the Fund may use short-term credit for the clearance of its portfolio transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

7.       LENDING

                  lend a security if, as a result, the amount of loaned securities would exceed an amount equal to one half of the Fund's total assets.

MANAGEMENT

         OFFICERS AND TRUSTEES. The following information relates to the principal occupations during the past five years of each Trustee and executive officer of the Trust and shows the nature of any affiliation with SCMI. Except as noted, each of these individuals currently serves in the same capacity for Schroder Capital Funds, Schroder Capital Funds II and Schroder Series Trust, other registered investment companies in the Schroder family of funds.

         PETER E. GUERNSEY, 75, c/o the Trust, Two Portland Square, Portland, Maine - Trustee of the Trust; Insurance Consultant since August 1986; prior thereto Senior Vice President, Marsh & McLennan, Inc., insurance brokers.

         JOHN I. HOWELL, 80, c/o the Trust, Two Portland Square, Portland, Maine
         - Trustee of the Trust; Private Consultant since February 1987; Honorary Director, American International Group, Inc.; Director, American International Life Assurance Company of New York.

         CLARENCE F. MICHALIS, 75, c/o the Trust, Two Portland Square, Portland, Maine - Trustee of the Trust; Chairman of the Board of Directors, Josiah Macy, Jr. Foundation (charitable foundation).

         HERMANN C. SCHWAB, 77, c/o the Trust, Two Portland Square, Portland, Maine - Chairman and Trustee of the Trust; retired since March, 1988; prior thereto, consultant to SCMI since February 1, 1984.

         HON. DAVID N. DINKINS, 69, c/o the Trust, Two Portland Square, Portland, Maine, Trustee of the Trust; Professor, Columbia University School of International and Public Affairs; Director, American Stock Exchange, Carver Federal Savings Bank, Transderm Laboratory Corporation, and The Cosmetic Center, Inc.; formerly, Mayor, The City of New York.

         PETER S. KNIGHT, 46, c/o the Trust, Two Portland Square, Portland, Maine, Trustee of the Trust; Partner, Wunder, Knight, Levine, Thelen & Forcey; Director, Comsat Corp., Medicis Pharmaceutical Corp., and Whitman Education Group Inc., Formerly, Campaign Manager, Clinton/Gore `96.

         SHARON L. HAUGH*, 51, 787 Seventh Avenue, New York, New York, Trustee of the Trust; Chairman, Schroder Capital Management Inc., Executive Vice President and Director, SCMI; Chairman and Director, Schroder Advisors.

         MARK J. SMITH*, 35, 33 Gutter Lane, London, England - President and Trustee of the Trust; Senior Vice President and Director of SCMI since April 1990; Director and Senior Vice President, Schroder Advisors.

         MARK ASTLEY, 33, 787 Seventh Avenue, New York, New York - Vice President of the Trust; First Vice President of SCMI, prior thereto, employed by various affiliates of SCMI in various positions in the investment research and portfolio management areas since 1987.

         ROBERT G. DAVY, 36, 787 Seventh Avenue, New York, New York - Vice President of the Trust; Director of SCMI and Schroder Capital Management International Ltd. since 1994; First Vice President of SCMI since July, 1992; prior thereto, employed by various affiliates of SCMI in various positions in the investment research and portfolio management areas since 1986.

         MARGARET H. DOUGLAS-HAMILTON, 55, 787 Seventh Avenue, New York, New York - Vice President of the Trust; Secretary of SCM since July 1995; Senior Vice President (since April 1997) and General Counsel of
         Schroders Incorporated since May 1987; prior thereto, partner of Sullivan & Worcester, a law firm.

         RICHARD R. FOULKES, 51, 787 Seventh Avenue, New York, New York - Vice President of the Trust; Deputy Chairman of SCMI since October 1995; Director and Executive Vice President of Schroder Capital Management International Ltd. since 1989.

         FERGAL CASSIDY ____, 787 Seventh Avenue, New York, New York - Treasurer of the Trust; Treasurer of Schroder Series Trust II, _____________

         JOHN Y. KEFFER, 54, Two Portland Square, Portland, Maine - Vice President of the Trust; President of FFC, the Fund's transfer and dividend disbursing agent and other affiliated entities including Forum Financial Services, Inc. and Forum Advisors, Inc.

         JANE P. LUCAS, 35, 787 Seventh Avenue, New York, New York - Vice President of the Trust; Director and Senior Vice President SCMI; Director of SCM since September 1995; Director of Schroder Advisors since September 1996; Assistant Director Schroder Investment Management Ltd. since June 1991.

         CATHERINE A. MAZZA, 37, 787 Seventh Avenue, New York, New York - Vice President of the Trust; President of Schroder Advisors since 1997; First Vice President of SCMI and SCM since 1996; prior thereto, held various marketing positions at Alliance Capital, an investment adviser, since July 1985.

         MICHAEL PERELSTEIN, 41, 787 Seventh Avenue, New York, New York - Vice President of the Trust; Director since May 1997 and Senior Vice President of SCMI since January 1997; prior thereto, Managing Director of MacKay - Shields Financial Corp.

         ALEXANDRA POE, 37, 787 Seventh Avenue, New York, New York - Secretary and Vice President of the Trust; Vice President of SCMI since August 1996; Fund Counsel and Senior Vice President of Schroder Advisors since August 1996; Secretary of Schroder Advisors; prior thereto, an investment management attorney with Gordon Altman Butowsky Weitzen Shalov & Wein since July 1994; prior thereto counsel and Vice President of Citibank, N.A. since 1989.

         THOMAS G. SHEEHAN, 42, Two Portland Square, Portland, Maine - Acting Treasurer, since September, 1997, and Assistant Secretary of the Trust; Counsel, Forum Financial Services, Inc. since 1993; prior thereto, Special Counsel, U.S. Securities and Exchange Commission, Division of Investment Management, Washington, D.C.

         FARIBA TALEBI, 36, 787 Seventh Avenue, New York, New York - Vice President of the Trust; Group Vice President of SCMI since April 1993, employed in various positions in the investment research and portfolio management areas since 1987; Director of SCM since April 1997.

         JOHN A.  TROIANO,  38, 787 Seventh  Avenue,  New York,  New York - Vice
         President of the Trust; Director of SCM since April 1997; Chief Executive Officer, since July 1, 1997, of SCMI and Managing Director and Senior Vice President of SCMI since October 1995; prior thereto, employed by various affiliates of SCMI in various positions in the investment research and portfolio management areas since 1981.

         IRA L. UNSCHULD, 31, 787 Seventh Avenue, New York, New York - Vice President of the Trust; Vice President of SCMI since April, 1993 and an Associate from July, 1990 to April, 1993.

         CATHERINE S. WOOLEDGE, 55, Two Portland Square, Portland, Maine - Assistant Treasurer and Assistant Secretary of the Trust - Counsel, Forum Financial Services, Inc. since November 1996. Prior thereto, associate at Morrison & Foerster, Washington, D.C. from October 1994 to November 1996, associate corporate counsel at Franklin Resources, Inc. from September 1993 to September 1994, and prior thereto associate at Drinker Biddle & Reath, Philadelphia, PA.

         *   Interested Trustee of the Trust within the meaning of the 1940 Act.

     Schroder Advisors is a wholly owned subsidiary of SCMI, which is a wholly owned subsidiary of Schroders Incorporated, which in turn is an indirect, wholly owned U.S. subsidiary of Schroders plc. Schroder Capital Management Inc. ("SCM") is also a wholly owned subsidiary of Schroders Incorporated.

         Officers and Trustees who are interested persons of the Trust receive no salary, fees or compensation from the Fund. Independent Trustees of the Trust receive annually a base fee of $11,000 and an additional fee of $6,000 for attending the regular Board and committee meetings. Neither Fund has any bonus, profit sharing, pension or retirement plans.

         The following table provides the fees paid to each Trustee of the Trust for certain funds' fiscal year ended October 31, 1997.

                                                          Pension or                                   Total
                                                          Retirement                             Compensation From
                                      Aggregate        Benefits Accrued      Estimated Annual      Trust And Fund
                                  Compensation From    As Part of Trust       Benefits Upon       Complex Paid To
Name of Trustee                         Trust              Expenses             Retirement            Trustees
-------------------------------- -------------------- -------------------- --------------------- -------------------
Mr. Guernsey                             $0                   $0                    $0                   $0
Mr. Howell                                0                    0                    0                    0
Mr. Michalis                              0                    0                    0                    0
Mr. Schwab                                0                    0                    0                    0
Mr. Dinkins                               0                    0                    0                    0
Mr. Knight                                0                    0                    0                    0

As of January 15, 1998, the Funds have no outstanding shares.

INVESTMENT ADVISER

         SCMI, 787 Seventh Avenue, New York, New York 10019, serves as investment adviser to each Portfolio under an investment advisory agreement between Schroder Core and SCMI (the "Core Advisory Agreement"). SCMI is a wholly owned U.S. subsidiary of Schroders Incorporated, the wholly owned U.S. holding company subsidiary of Schroders plc. Schroders plc is the holding company parent of a large worldwide group of banks and financial service companies (referred to as the "Schroder Group"), with associated companies and branch and representative offices in eighteen countries. The Schroder Group specializes in providing investment management services, with funds under management currently in excess of $1750 billion as of September 30, 1997.

         Under the Advisory Agreements, SCMI is responsible for managing the investment program for each Fund or Portfolio. In this regard, it is SCMI's responsibility to make decisions relating to the portfolio investments and to place purchase and sale orders regarding such investments with brokers or dealers it selects. SCMI also furnishes Schroder Core Board and the Trust Board with periodic reports on the investment performance of the Portfolios and the Funds.

         Under the terms of the Advisory Agreements, SCMI is required to manage the investment portfolios in accordance with applicable laws and regulations. In making its investment decisions, SCMI does not use material inside information that may be in its possession or in the possession of its affiliates.

         Each Fund currently invests all of its assets in a Portfolio. As long as a Fund remains completely invested in a Portfolio (or any other investment company), SCMI is not entitled to receive an investment advisory fee with respect to the Fund. A Fund may withdraw its investment from a Portfolio at any time if the Trust Board determines that it is in the best interests of the Fund and its shareholders to do so. Accordingly, the Trust retains SCMI as investment adviser to manage a Fund's assets in the event a Fund so withdraws its investment. The investment advisory agreement between the Trust and SCMI with respect to the Funds is the same in all material respects as the Investment Advisory Agreement with respect to the Portfolios (except as to the parties, the circumstances under which fees will be paid, and the jurisdiction whose laws govern the agreement). During a time that a Fund did not have substantially all of its assets invested in a Portfolio or another investment company, for providing investment advisory services under the investment advisory agreement for the Fund, SCMI would be entitled to receive an advisory fee of 1.00% of that Fund's average daily net assets.

         Each Fund Advisory Agreement continues in effect provided such continuance is approved annually: (1) by the holders of a majority of the outstanding voting securities of the Funds or by the Board; and, in either case,
(2) by a majority of the Trustees who are not parties to the Agreement or "interested persons" (as defined in the 1940 Act) of any such party. Each Fund Advisory Agreement may be terminated without penalty by vote of the Trustees or the Fund's shareholders on 60 days' written notice to the investment adviser, or by the investment adviser on 60 days' written notice to the Trust, and it terminates automatically if assigned. Each Fund's Advisory Agreement also provides that, with respect to the Funds, neither SCMI nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the performance of duties to either Fund, except for willful misfeasance, bad faith or gross negligence in the performance of duties or by reason of reckless disregard of any obligations and duties under the Agreement.

ADMINISTRATIVE SERVICES

         On behalf of each Fund, the Trust has entered into an Administration Agreement with Schroder Advisors, under which Schroder Advisors provides management and administrative services necessary for the operation of each Fund, including: (1) preparation of shareholder reports and communications; (2) regulatory compliance, such as reports to and filings with the SEC and state securities commissions; and (3) general supervision of the operation of each Fund, including coordination of the services performed by each Fund's investment adviser, transfer agent, custodian, independent accountants, legal counsel and others. Schroder Advisors is a wholly owned subsidiary of SCMI and is a registered broker-dealer organized to act as administrator and distributor of mutual funds.

         For providing administrative services Schroder Advisors is entitled to receive from the Funds a fee, payable monthly, at the annual rate of [0.10%] of each Fund's average daily net assets. The Administration Agreement is terminable with respect to each Fund without penalty, at any time, by the Trust Board, upon 60 days' written notice to Schroder Advisors or by Schroder Advisors upon 60 days' written notice to the Trust.

         The Trust has entered into a Subadministration Agreement with Forum. Under its Agreement, Forum assists Schroder Advisors with certain of its responsibilities under the Administration Agreement, including shareholder reporting and regulatory compliance. For providing its services, Forum is entitled to receive a monthly fee from each Fund at the annual rate of [0.10%] of the Fund's average daily net assets. The Subadministration Agreement is terminable with respect to each Fund without penalty, at any time, by the Trust Board, upon 60 days' written notice to Forum or by Forum upon 60 days' written notice to the Fund.

         Schroder Advisors and Forum provide similar services to the Portfolios pursuant to administration and subadministration agreements between Schroder Core and each of these entities, for which Schroder Advisors and Forum are each compensated at the annual rate of 0.05% of each Portfolio's average daily net assets. The administration and subadministration agreements are the same in all material respects as the Funds' respective agreements (except as to the parties and the fees payable thereunder).

         The fees paid by the Funds and Portfolios to SCMI and Schroder Advisors may equal up to [1.00%] of each Fund's average daily net assets. Such fees as a whole are higher than advisory and management fees charged to mutual funds which invest primarily in U.S. securities but not necessarily higher than those charged to funds with investment objectives similar to that of the Funds.

DISTRIBUTION OF FUND SHARES

         Schroder Advisors, 787 Seventh Avenue, New York, New York 10019, serves as Distributor of Fund shares under a Distribution Agreement. Schroder Advisors is a wholly owned subsidiary of Schroders Incorporated, the parent company of SCMI, and is a registered broker-dealer organized to act as administrator and/or distributor of mutual funds.

         Under the Distribution Agreement, Schroder Advisors has agreed to use its best efforts to secure purchases of Fund shares in jurisdictions in which such shares may be legally offered for sale. Schroder Advisors is not obligated to sell any specific amount of Fund shares. Further, Schroder Advisors has agreed in the Distribution Agreement to serve without compensation and to pay from its own resources all costs and expenses incident to the sale and distribution of Fund shares including expenses for printing and distributing prospectuses and other sales materials to prospective investors, advertising expenses, and the salaries and expenses of its employees or agents in connection with the distribution of Fund shares.

         Under a Distribution Plan (the "Plan") adopted by the Trust with respect to Advisor Shares only, the Trust may pay directly or may reimburse the investment adviser or a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") (the investment adviser or such registered broker-dealer, if so designated, being a "Distributor" of a Fund's shares) monthly (subject to a limit of 0.50% per annum of that Fund's average daily net assets) for: (1) advertising expenses including advertising by radio, television, newspapers, magazines, brochures, sales literature or direct mail;
(2) costs of printing prospectuses and other materials to be given or sent to prospective investors; (3) expenses of sales employees or agents of the Distributor, including salary, commissions, travel, and related expenses in connection with the distribution of Fund shares; and (4) payments to broker-dealers (other than the Distributor) or other organizations for services rendered in the distribution of the Fund's shares, including payments in amounts based on the average daily value of Fund shares owned by shareholders in respect of which the broker-dealer or organization has a distributing relationship. The maximum annual amount currently payable under the Plan is 0.25%, but no payments may be made under the Plan until the Trust Board so authorizes. Any payment made pursuant to the Plan is contingent upon the Trust Board's approval. A Fund is not liable for distribution expenditures of the Distributor in any given year in excess of the maximum amount (0.50% per annum of that Fund's average daily net assets) payable under the Plan in that year. Salary expenses of sales staff responsible for marketing shares of the Fund may be allocated among various series of the Trust that have adopted a

Plan similar to that of the Fund on the basis of average net assets; travel expenses are allocated among the series of the Trust. The Trust Board has concluded that there is a reasonable likelihood that the Plan will benefit each Fund and its shareholders.

         Without shareholder approval, the Plan may not be amended to increase materially the costs that any Fund may bear. Other material amendments to the Plan must be approved by the Trust , and by the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any related agreement (the "disinterested Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees of the Trust has been committed to the discretion of the disinterested Trustees. The Plan has been approved, and is subject to annual approval, by the Trust Board and by the disinterested Trustees, by vote cast in person at a meeting called for the purpose of voting on the Plan. The Plan is terminable with respect to a Fund at any time by a vote of a majority of the disinterested Trustees or by vote of the holders of a majority of the shares of the Fund. During the periods ended October 31, 1997, neither Fund had any shares outstanding and, therefore, neither accrued nor paid any dollars under the Plan.

         GLASS-STEAGALL ACT

         The Glass-Steagall Act and other applicable laws provide that banks may not engage in the business of underwriting, selling or distributing securities. There currently is no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank service organization from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain Fund shareholders, and alternative means for continuing the servicing of such shareholders would be sought. In that event, changes in the operation of a Fund might occur, and a shareholder serviced by such a bank might no longer be able to avail itself of any services then being provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

FUND ACCOUNTING

         Forum Accounting Services, LLC ("Forum Accounting"), an affiliate of Forum, performs fund accounting services for each Fund pursuant to an agreement with the Trust. The Accounting Agreement is terminable with respect to each Fund without penalty, at any time, by the Trust Board upon 60 days' written notice to Forum Accounting or by Forum Accounting upon 60 days' written notice to the Trust.

         Under its agreement, Forum Accounting prepares and maintains the books and records of each Fund that are required to be maintained under the 1940 Act, calculates the net asset value per share of each Fund, calculates dividends and capital-gain distributions, and prepares periodic reports to shareholders and the SEC. For its services to each Fund, Forum Accounting is entitled to receive from the Trust a fee of $36,000 per year plus $12,000 per year for each class of each Fund above one. Forum Accounting is entitled to an additional $24,000 per year with respect to global and international funds. In addition, Forum Accounting also is entitled to an additional $12,000 per year with respect to tax-free money market funds, funds with more than 25% of their total assets invested in asset-backed securities, funds that have more than 100 security positions, or funds that have a monthly portfolio turnover rate of 10% or greater.

         Forum Accounting is required to use its best judgment and efforts in rendering fund accounting services and is not liable to the Trust for any action or inaction in the absence of bad faith, willful misconduct or gross negligence. Forum Accounting is not responsible or liable for any failure or delay in performance of its fund accounting obligations arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control. The Trust has agreed to indemnify and hold harmless Forum Accounting and its employees, agents, officers and directors against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, counsel fees and all other expenses arising out of or in any way related to Forum


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Accounting's  actions  taken or failures to act with respect to a Fund or based, if applicable, upon information, instructions or requests with respect to a Fund given or made to Forum Accounting by an officer of the Trust duly authorized. This indemnification does not apply to Forum Accounting's actions taken or failures to act in cases of Forum Accounting's own bad faith, willful misconduct or gross negligence.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS

         Investment decisions for the Funds or the Portfolios and for SCMI's other investment advisory clients are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved, and a particular security may be bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner that, in SCMI's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. Each Portfolio's portfolio transaction costs are borne pro rata by its investors, including the Fund that invests in it.

BROKERAGE AND RESEARCH SERVICES

         Transactions on U.S. stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among brokers. Also, a particular broker may charge different commissions according to the difficulty and size of the transaction; for example, transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the U.S. Since most brokerage transactions for a Fund are placed with foreign broker-dealers, certain portfolio transaction costs for a Fund may be higher than fees for similar transactions executed on U.S. securities exchanges. However, SCMI seeks to achieve the best net results in effecting its portfolio transactions. There is generally less governmental supervision and regulation of foreign stock exchanges and brokers than in the U.S. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

         Each Fund's Advisory Agreement and the Core Advisory Agreements authorize and direct SCMI to place orders for the purchase and sale of a Fund's or a Portfolio's investments with brokers or dealers it selects and to seek "best execution" of such portfolio transactions. SCMI places all such orders for the purchase and sale of portfolio securities and buys and sells securities through a substantial number of brokers and dealers. In so doing, SCMI uses its best efforts to obtain the most favorable price and execution available. A Fund or a Portfolio may, however, pay higher than the lowest available commission rates when SCMI believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. In seeking the most favorable price and execution, SCMI considers all factors it deems relevant (including price, transaction size, the nature of the market for the security, the commission amount, the timing of the transaction (taking into account market prices and trends), the reputation, experience and financial stability of the broker-dealers involved, and the quality of service rendered by the broker-dealers in other transactions).

         Historically, investment advisers, including advisers of investment companies and other institutional investors, have received research services from broker-dealers that execute portfolio transactions for the advisers' clients. Consistent with this practice, SCMI may receive research services from broker-dealers with which it places portfolio transactions. These services, which in some cases may also be purchased for cash, include such items as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to SCMI in advising various of its clients (including a Fund or a Portfolio), although not all of these services are necessarily useful and of


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

value in managing a Fund or a Portfolio. The investment advisory fee paid by a Fund or a Portfolio is not reduced because SCMI and its affiliates receive such services.

         As permitted by Section 28(e) of the 1934 Act, SCMI may cause a Fund or a Portfolio to pay a broker-dealer that provides SCMI with "brokerage and research services" (as defined in the 1934 Act) an amount of disclosed commission for effecting a securities transaction in excess of the commission which another broker-dealer would have charged for effecting that transaction. In addition, although it does not do so currently SCMI may allocate brokerage transactions to broker-dealers who have entered into arrangements under which the broker-dealer allocates a portion of the commissions paid by a Fund or a Portfolio toward payment of Fund or Portfolio expenses, such as custodian fees.

         Subject to the general policies of a Fund or a Portfolio regarding allocation of portfolio brokerage as set forth above, the Core Board has authorized SCMI to employ: (1) Schroder Wertheim & Company, Incorporated ("Schroder Wertheim") an affiliate of SCMI, to effect securities transactions of a Fund or a Portfolio on the New York Stock Exchange only; and (2) Schroder Securities Limited and its affiliates (collectively, "Schroder Securities"), affiliates of SCMI, to effect securities transactions of a Fund or a Portfolio on various foreign securities exchanges on which Schroder Securities has trading privileges, provided certain other conditions are satisfied as described below.

         Payment of brokerage commissions to Schroder Wertheim or Schroder Securities for effecting such transactions is subject to Section 17(e) of the 1940 Act, which requires, among other things, that commissions for transactions on a securities exchange paid by a registered investment company to a broker that is an affiliated person of such investment company (or an affiliated person of another person so affiliated) not exceed the usual and customary broker's commissions for such transactions. It is the policy of each Fund and of each Portfolio that commissions paid to Schroder Wertheim or Schroder Securities will, in SCMI's opinion, be: (1) at least as favorable as commissions contemporaneously charged by Schroder Wertheim or Schroder Securities, as the case may be, on comparable transactions for their most favored unaffiliated customers; and (2) at least as favorable as those which would be charged on comparable transactions by other qualified brokers having comparable execution capability. The Trust Board and Core Board, including a majority of the respective non-interested Trustees, have each adopted procedures pursuant to Rule 17e-1 under the 1940 Act to ensure that commissions paid to Schroder Wertheim or Schroder Securities by a Fund or a Portfolio satisfy the foregoing standards. Such procedures are reviewed periodically by the applicable Board, including a majority of the non-interested Trustees. Each Board also reviews all transactions at least quarterly for compliance with such procedures.

         It is further a policy of the Funds and the Portfolios that all such transactions effected by Schroder Wertheim on the New York Stock Exchange be in accordance with Rule 11a2-2(T) promulgated under the 1934 Act, which requires in substance that a member of such exchange not associated with Schroder Wertheim actually execute the transaction on the exchange floor or through the exchange facilities. Thus, while Schroder Wertheim will bear responsibility for determining important elements of execution such as timing and order size, another firm will actually execute the transaction.

         Schroder Wertheim pays a portion of the brokerage commissions it receives from a Fund or a Portfolio to the brokers executing the transactions on the New York Stock Exchange. In accordance with Rule 11a2-2(T), Schroder Core has entered into an agreement with Schroder Wertheim permitting it to retain a portion of the brokerage commissions paid to it by a Fund or a Portfolio. Each Board, including a majority of the non-interested Trustees, have approved this agreement.

         None of the Funds or the Portfolios has any understanding or arrangement to direct any specific portion of its brokerage to Schroder Wertheim or Schroder Securities, and none will direct brokerage to Schroder Wertheim or Schroder Securities in recognition of research services.

         From time to time, a Fund or a Portfolio may purchase securities of a broker or dealer through which it regularly engages in securities transactions.

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

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

DETERMINATION OF NET ASSET VALUE PER SHARE

         The net asset value per share of each class of a Fund is determined as of the close of trading on the New York Stock Exchange each day that the Exchange is open. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the afternoon of valuation. The Exchange's most recent holiday schedule (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The Board has established procedures for the valuation of a Fund's securities: (1) equity securities listed or traded on the New York or American Stock Exchange or other domestic or foreign stock exchange are valued at their latest sale prices on such exchange that day prior to the time when assets are valued; in the absence of sales that day, such securities are valued at the mid-market prices (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by the Portfolio's investment adviser); (2) unlisted equity securities for which over-the-counter market quotations are readily available are valued at the latest available mid-market prices prior to the time of valuation; (3) securities (including restricted securities) not having readily-available market quotations are valued at fair value under the Board's procedures; (4) debt securities having a maturity in excess of 60 days are valued at the mid-market prices determined by a portfolio pricing service or obtained from active market makers on the basis of reasonable inquiry; and (5) short-term debt securities (having a remaining maturity of 60 days or less) are valued at cost, adjusted for amortization of premiums and accretion of discount.

         When an option is written, an amount equal to the premium received is recorded in the books as an asset, and an equivalent deferred credit is recorded as a liability. The deferred credit is adjusted ("marked-to-market") to reflect the current market value of the option. Options are valued at their mid-market prices in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts and related options are stated at market value.

REDEMPTIONS IN-KIND

         In the event that payment for redeemed shares is made wholly or partly in portfolio securities, shareholders may incur brokerage costs in converting the securities to cash. An in-kind distribution of portfolio securities is generally less liquid than cash. The shareholder may have difficulty finding a buyer for portfolio securities received in payment for redeemed shares. Portfolio securities may decline in value between the time of receipt by the shareholder and conversion to cash. A redemption in-kind of portfolio securities could result in a less diversified portfolio of investments for a Fund and could affect adversely the liquidity of its investment portfolio.

TAXATION

         Under the Internal Revenue Code of 1986, as amended (the "Code"), each Fund and each other series established from time to time by the Trust Board is treated as a separate taxpayer for federal income tax purposes with the result that: (1) each such series must meet separately the income and distribution requirements for qualification as a regulated investment company; and (2) the amounts of investment income and capital gain earned are determined on a series-by-series (rather than on a Trust-wide) basis.

         Each Fund intends to qualify as a regulated investment company under Subchapter M of the Code each year so long as such qualification is in the best interests of its shareholders. To do so, each Fund intends to distribute to shareholders at least 90% of its "investment company taxable income" as defined in the Code (which includes, among other items, dividends, interest and the excess of any net short-term capital gain over net long-term capital loss), and to meet certain diversification of assets, source of income, and other requirements of the Code. By so doing, each Fund will not be subject to federal income tax on its investment company taxable income and "net


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

capital gain" (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders. If a Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation, and its distributions will be taxable to shareholders as ordinary income.

         Amounts not distributed on a timely basis (in accordance with a calendar year distribution requirement) are subject to a 4% nondeductible excise tax. To prevent this, each Fund must distribute for each calendar year an amount equal to the sum of: (1) at least 98% of its ordinary income (excluding any capital gain or loss) for the calendar year; (2) at least 98% of the excess of its capital gain over capital loss realized during the one-year period ending October 31 of such year; and (3) all such ordinary income and capital gain for previous years that were not distributed during such years. A distribution will be treated as paid during the calendar year if it is declared by a Fund in October, November or December of the year with a record date in such month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

         Distributions of investment company taxable income (including net realized short-term capital gain) are taxable to shareholders as ordinary income. Generally, it is not expected that such distributions will be eligible for the dividends received deduction available to corporations. However, if a Fund acquires at least 10% of the stock of a foreign corporation that has U.S. source income, a portion of that Fund's ordinary income dividends attributable to such income may be eligible for such deduction, if certain requirements are met.

         Distributions of net long-term capital gain are taxable to shareholders as long-term capital gain, regardless of the length of time Fund shares have been held by a shareholder and are not eligible for the dividends received deduction. Such distributions will qualify for the new reduced rates for capital gains on assets held for more than 18 months to the extent they represent gains on the sale of such assets. A loss realized by a shareholder on the sale of Fund shares with respect to which capital-gain distributions have been paid will, to the extent of such capital-gain distributions, be treated as long-term capital loss (even though such shares may have been held by the shareholder for one year or less). Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment or distribution or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

         All distributions to shareholders are taxable whether reinvested in additional shares or received in cash. Shareholders that reinvest distributions will have for federal income tax purposes a cost basis in each share received equal to the net asset value of a share of a Fund on the reinvestment date. Shareholders will be notified annually as to the federal tax status of distributions.

         Distributions by a Fund reduce the net asset value of that Fund's shares. If a distribution reduces the net asset value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution, which will be returned to the investor in the form of a taxable distribution.

         Upon redemption or sale of shares, a shareholder will realize a taxable gain or loss, which will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss generally will be long-term or short-term depending upon the shareholder's holding period for the shares, and generally will qualify for the new reduced rates for capital gains if the shares have been held for more than 18 months.

         Ordinary income dividends paid to Fund shareholders who are nonresident aliens are subject to a 30% U.S. withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the U.S. withholding tax.

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

         Dividends and interest received (and, in certain circumstances, realized capital gain) by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% in value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible, and ordinarily expects, to file an election with the Internal Revenue Service ("IRS") pursuant to which shareholders of the Fund will be required to include their proportionate share of such withholding taxes in their U.S. income tax returns as gross income; treat such proportionate share as taxes paid by them; and, subject to certain limitations, deduct such proportionate share in computing their taxable incomes or, alternatively, use them as foreign tax credits against their U.S. income taxes. No deductions for foreign taxes, however, may be claimed by noncorporate shareholders who do not itemize deductions. A shareholder that is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from a Fund's election described in this paragraph but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. Each Fund will report annually to its shareholders the amount per share of such withholding taxes.

         Pursuant to the tax convention between the U.S. and Japan ( the " Convention "), a Japanese withholding tax at the maximum rate of 15% is, with certain exceptions, imposed upon dividends paid by Japanese corporations to Japan Fund. Pursuant to the present terms of the Convention, interest received by Japan Fund from sources within Japan is subject to a Japanese withholding tax at a maximum rate of 10%. Capital gains of Japan Fund arising from its investments as described herein are not taxable in Japan.

         Generally, Japan Fund will be subject to the Japanese securities transaction tax on its sale of certain securities in Japan. The current rates of such tax range from 0.03% to 0.30% depending upon the particular type of securities involved. Transactions involving equity securities are currently taxed at the highest rate.

         Due to investment laws in certain emerging market countries, it is anticipated that a Fund's investments in equity securities in such countries will consist primarily of shares of investment companies (or similar investment entities) organized under foreign law or of ownership interests in special accounts, trusts or partnerships. If a Fund purchases shares of an investment company (or similar investment entity) organized under foreign law, that Fund will be treated as owning shares in a passive foreign investment company ("PFIC") for U.S. federal income tax purposes. A Fund may be subject to U.S. federal income tax, and an additional tax in the nature of interest, on a portion of distributions from such company and on gain from the disposition of such shares (collectively referred to as "excess distributions"), even if such excess distributions are paid by that Fund as a dividend to its shareholders.

         Each Fund may make an election with respect to PFICs in which it owns shares that will allow it to avoid the taxes on excess distributions. However, such election may cause a Fund to recognize income in a particular year in excess of the distributions received from such PFICs.

         Each Fund may write, purchase or sell options or futures contracts. Unless a Fund is eligible to, and does, make a special election, such options and futures contracts that are "Section 1256 contracts" will be "marked to market" for federal income tax purposes at the end of each taxable year (I.E., each option or futures contract will be treated as sold for its fair market value on the last day of the taxable year). In general, unless such special election is made, gain or loss from transactions in options and futures contracts will be 60% long-term and 40% short-term capital gain or loss.

         Code Section 1092, which applies to certain "straddles," may affect the taxation of a Fund's transactions in options and futures contracts. Under
Section 1092, a Fund may be required to postpone recognition for tax purposes of losses incurred in certain closing transactions in options and futures.

         In general, gain from "foreign currencies" and from foreign currency options, foreign currency futures contracts and forward foreign exchange contracts relating to investments in stock, securities or foreign currencies will be qualifying income for purposes of determining whether a Fund qualifies as a regulated investment company. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument or how foreign currency options, futures contracts or forward foreign currency contracts will be valued for purposes of the regulated investment company diversification requirements applicable to each Fund.

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

         Under Code Section 988, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (I.E., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gain or loss from certain forward contracts not traded in the interbank market, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under Code Section 988. In certain circumstances, a Fund may elect capital gain or loss treatment for such transactions. In general, however, Code Section 988 gain or loss will increase or decrease the amount of a Fund's investment company taxable income available to be distributed to shareholders as ordinary income. Additionally, if the Code Section 988 loss exceeds other investment company taxable income during a taxable year, a Fund would not be able to make any ordinary dividend distributions, and any distributions made before the loss was realized but in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing each shareholder's basis in his or her Fund shares.

         The Trust is required to report to the Internal Revenue Service ("IRS") all distributions and gross proceeds from the redemption of Fund shares (except in the case of certain exempt shareholders). All such distributions and proceeds generally will be subject to the withholding of federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if: (1) the shareholder fails to furnish the Trust with and to certify the shareholder's correct taxpayer identification number or social security number; (2) the IRS notifies the Trust that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect; or (3) when required to do so, the shareholder fails to certify that it is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amount required to be withheld. Any amounts withheld may be credited against the shareholder's federal income tax liability. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

     U.S. federal income taxation of a shareholder who, under the Code, is a non-resident alien individual, a foreign trust or estate, foreign corporation or foreign partnership ("non-U.S. shareholder") depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. Ordinarily, income from a Fund will not be treated as so "effectively connected."

         If the income from a Fund is not treated as "effectively connected" with a U.S. trade or business carried on by the non-U.S. shareholder dividends of net investment income (which includes short-term capital gains), whether received in cash or reinvested in shares, will be subject to a U.S. federal income tax of 30% (or lower treaty rate), which tax is generally withheld from such dividends. Furthermore, such non-U.S. shareholders may be subject to U.S. federal income tax at the rate of 30% (or lower treaty rate) on their income resulting from a Fund's election (described above) to "pass through" the amount of non-U.S. taxes paid by a Fund, but may not be able to claim a credit or deduction with respect to the non-U.S.
income taxes treated as having been paid by them.

         A non-U.S. shareholder whose income is not treated as "effectively connected" with a U.S. trade or business generally will not be subject to U.S. federal income taxation on distributions of net long-term capital gains and any gain realized upon the sale of Fund shares. If the non-U.S. shareholder is treated as a non-resident alien individual but is physically present in the United States for more than 182 days during the taxable year, then in certain circumstances such distributions of net long-term capital gains amounts retained by Fund which are designated as undistributed capital gains and gain from the sale of Fund shares will be subject to a U.S. federal income tax of 30% (or lower treaty rate). In the case of a non-U.S. shareholder who is a non-resident alien individual, a Fund may be required to withhold U.S. federal income tax at a rate of 31% of distributions (including distributions of net long-term capital gains) unless IRS Form W-8 is provided.

     If the income from a Fund is "effectively connected" with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of net investment income (which includes short-term capital gains) whether received in cash or reinvested in shares net long-term capital gains and amounts otherwise includable in income, such as amounts retained by a Fund which are designated as undistributed capital gains and any gains realized upon the sale of shares of a Fund will be subject to U.S. federal income tax at the graduated rates applicable to U.S. taxpayers. Non-U.S. shareholders that are corporations may also be subject to the branch profits tax.

     Transfers of shares of a Fund by gift by a non-U.S. shareholder will generally not be subject to U.S. federal gift tax, but the value of shares of a Fund held by such a shareholder at death will be includable in the shareholder's gross estate for U.S. federal income tax purposes.

     The income tax and estate tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders may be required to provide appropriate documentation to establish their entitlement to the benefits of such a treaty.

     Non-U.S. shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in shares of a Fund.

         The foregoing discussion relates only to federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Distributions by a Fund also may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from the federal income tax treatment. Shareholders should consult their tax advisors with respect to particular questions of federal, foreign, state and local taxation.

OTHER INFORMATION

ORGANIZATION

         The Trust was organized as a Maryland corporation on July 30, 1969; reorganized on February 29, 1988 as Schroder Capital Funds, Inc.; and reorganized on January 9, 1996, as a Delaware business trust. The Trust is registered as an open-end management investment company under the 1940 Act.

         Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. Securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. To guard against this risk, the Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the Trust. The Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply (or no contractual limitation of liability was in effect) and the series is unable to meet its obligations. Forum believes that, in view of the above, there is no risk of personal liability to shareholders.

CAPITALIZATION AND VOTING

         The Trust has authorized an unlimited number of shares of beneficial interest. The Trust Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series (such as the Funds) and may divide series into classes of shares, and the costs of doing so may be borne by a series or a class or the Trust in accordance with the Trust Instrument. The Trust currently consists of [eleven] series. Each series offers two classes of shares, Investor Shares and Advisor Shares.

         When issued for the consideration described in the relevant Prospectus or under the dividend reinvestment plan, shares are fully paid, nonassessable, and have no preferences as to conversion, exchange, dividends, retirement or other features. Shares have no preemptive rights and have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. Each shareholder of record is entitled to one vote for each full share held (and a fractional vote for each fractional share held).

         The Trust does not hold annual meetings of shareholders. The matters considered at an annual meeting typically include the reelection of Trustees, approval of an investment advisory agreement, and the ratification of the selection of independent accountants. These matters are not submitted to shareholders unless a meeting of shareholders is held for some other reason, such as those indicated below. Each Trustee serves until death, resignation or removal. Vacancies are filled by the remaining Trustees, subject to the provisions of the 1940 Act requiring a meeting of shareholders for election of Trustees to fill vacancies. Similarly, the selection of independent accountants and renewal of investment advisory agreements for future years is performed annually by the Trust Board. Future shareholder meetings will be held to elect Trustees if required by the 1940 Act, to obtain shareholder approval of changes in fundamental investment policies, to obtain shareholder approval of material changes in investment advisory agreements, to select new independent accountants if the employment of the Trust's independent accountants has been terminated, and to seek any other shareholder approval required under the 1940 Act. The Trust Board has the power to call a meeting of shareholders at any time when it believes it is necessary or appropriate.

         In addition to the foregoing rights, the Trust Instrument provides that holders of at least two-thirds of the outstanding shares of the Trust may remove any person serving as a Trustee at any meeting of the shareholders.

PERFORMANCE INFORMATION

         Performance   quotations  of  the  average   annual  total  return  and
cumulative total return of a Fund is provided in advertisements or reports to shareholders or prospective investors.

         Quotations of average annual total return are expressed in terms of the average annual compounded rate of return of a hypothetical investment in a fund or class over periods of 1, 5 and 10 years (or since commencement of operations if any of these periods are not available), calculated pursuant to the following formula:

                                           P (1+T)n = ERV

         (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of fund and any class expenses (net of any reimbursed expenses) on an annual basis and generally assume that all dividends and distributions, when paid, are reinvested in shares of the same class.

         Quotations of cumulative total return reflect only the performance of a hypothetical investment in a fund or a class during the particular time period shown. Cumulative total returns vary based on changes in market conditions and the level of a fund's and any applicable class's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

         In communications to current or prospective shareholders, performance figures such as cumulative total return, also may be compared with the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indexes that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

         Investors who purchase and redeem shares through a customer account maintained at a financial institution or a Service Organization may be charged one or more of the following types of fees as agreed upon by the financial institution or Service Organization and the investor, with respect to the customer services provided: (1) account fees (a fixed amount per month or per year); (2) transaction fees (a fixed amount per transaction processed); (3) compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or (4) account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on these assets). Such fees have the effect of reducing the average annual or cumulative total returns for those investors.

PRINCIPAL SHAREHOLDERS

         As of January 15, 1998, neither Fund had any outstanding shares.

CUSTODIAN

         The Chase Manhattan Bank, through its Global Custody Division located in London, England, acts as custodian of the Funds' and the Portfolios' assets but plays no role in making decisions as to the purchase or sale of portfolio securities for the Funds or the Portfolios. Pursuant to rules adopted under the 1940 Act, a Portfolio may maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is made currently by the Core Trust Board following a consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Portfolio; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and further risks of potential nationalization or expropriation of Portfolio assets.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

        Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101, acts as the Funds' transfer agent and dividend disbursing agent.

LEGAL COUNSEL

        Ropes & Gray, One International Place, Boston, Massachusetts 02110-2624, counsel to the Trust, passes upon certain legal matters in connection with the shares offered by the Funds.

INDEPENDENT ACCOUNTANT

     Coopers & Lybrand L.L.P. serves as independent accountants for the Trust. Coopers & Lybrand L.L.P. provides audit services and consultation in connection with review of U.S. SEC filings. Their address is One Post Office Square, Boston, Massachusetts 02109.

REGISTRATION STATEMENT

         This SAI and each Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

         Statements contained herein and in each Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

         The fiscal year end of each Fund is October 31. Financial statements for each Fund's semi-annual period and fiscal year will be distributed to shareholders of record. The Board in the future may change the fiscal year end of a Fund.

                                    APPENDIX


                      RATINGS OF CORPORATE DEBT INSTRUMENTS



MOODY'S INVESTORS SERVICE INC. ("MOODY'S")

FIXED-INCOME SECURITY RATINGS

"Aaa" Fixed-income securities which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa" Fixed-income securities which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade fixed-income securities. They are rated lower than the best fixed-income securities because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

"A"  Fixed-income   securities  which  are  rated  "A"  possess  many  favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Baa"  Fixed-income  securities  which are rated "Baa" are  considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such fixed-income securities lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Fixed-income securities rated "Aaa", "Aa", "A" and "Baa" are considered investment grade.

"Ba" Fixed-income securities which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

"B" Fixed-income securities which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

"Caa" Fixed-income securities which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

"Ca" Fixed-income securities which are rated "Ca" present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

"C" Fixed-income securities which are rated "C" are the lowest rated class of fixed-income securities, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Rating Refinements: Moody's may apply numerical modifiers, "1", "2", and "3" in each generic rating classification from "Aa" through "B" in its municipal fixed-income security rating system. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and a modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

COMMERCIAL PAPER RATINGS

         Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. The ratings apply to Municipal Commercial Paper as well as taxable Commercial Paper. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:
"Prime-1", "Prime-2", "Prime-3".

         Issuers rated "Prime-1" have a superior capacity for repayment of short-term promissory obligations. Issuers rated "Prime-2" have a strong capacity for repayment of short-term promissory obligations; and Issuers rated "Prime-3" have an acceptable capacity for repayment of short-term promissory obligations. Issuers rated "Not Prime" do not fall within any of the Prime rating categories.


STANDARD & POOR'S RATING GROUP("STANDARD & POOR'S")

FIXED-INCOME SECURITY RATINGS

         A Standard & Poor's fixed-income security rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

         The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. The ratings are based, in varying degrees, on the following considerations: (1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

"AAA" Fixed-income securities rated "AAA" have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

"AA" Fixed-income securities rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

"A" Fixed-income securities rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than fixed-income securities in higher-rated categories.

"BBB" Fixed-income securities rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for fixed-income securities in this category than for fixed-income securities in higher-rated categories.

         Fixed-income securities rated "AAA", "AA", "A" and "BBB" are considered investment grade.

"BB" Fixed-income securities rated "BB" have less near-term vulnerability to default than other speculative grade fixed-income securities. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity or willingness to pay interest and repay principal.

"B" Fixed-income securities rated "B" have a greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

"CCC" Fixed-income securities rated "CCC" have a current identifiable vulnerability to default, and the obligor is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

"CC"  The  rating  "CC"  is  typically   applied  to   fixed-income   securities
subordinated to senior debt which is assigned an actual or implied "CCC" rating.

"C" The rating "C" is typically applied to fixed-income securities subordinated to senior debt which is assigned an actual or implied "CCC-" rating.

"CI" The rating "CI" is reserved for fixed-income securities on which no interest is being paid.

"NR" Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

         Fixed-income securities rated "BB", "B", "CCC", "CC" and "C" are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest degree of speculation. While such fixed-income securities will likely have some quality and protective characteristics, these are out-weighed by large uncertainties or major risk exposures to adverse conditions.

         Plus (+) or minus (-): The rating from "AA" TO "CCC" may be modified by the addition of a plus or minus sign to show relative standing with the major ratings categories.

COMMERCIAL PAPER RATINGS

         Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based upon current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information. Ratings are graded into group categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper.

         Issues assigned "A" ratings are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation "1", "2", and "3" to indicate the relative degree of safety.

"A-1" Indicates that the degree of safety regarding timely payment is very strong.

"A-2" Indicates capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1".

"A-3" Indicates a satisfactory capacity for timely payment. Obligations carrying this designation are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                                     PART C
                                OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(A) FINANCIAL STATEMENTS:

Not Applicable.

(B) EXHIBITS:

EXHIBIT

NOTE: * INDICATES THAT THE EXHIBIT IS INCORPORATED HEREIN BY REFERENCE. ALL REFERENCES TO A POST-EFFECTIVE AMENDMENT ("PEA") OR PRE-EFFECTIVE AMENDMENT ("PREEA") ARE TO PEAS AND PREEAS TO REGISTRANT'S REGISTRATION STATEMENT ON FORM N-1A, FILE NO. 2-34215.


         (1)* Trust Instrument of Registrant (filed as Exhibit(1) to PEA No. 46 via EDGAR on January 10, 1996, accession number 0000912057-96-000285).

         (2)* BYLAWS dated September 8, 1995 (filed as Exhibit (2) to Registrant's PEA No. 61 via EDGAR on April 18, 1997, accession number 0000912057-97-013527).

         (3)      Not Applicable.

         (4)* Sections 2.04 and 2.06 of Registrant's Trust Instrument provide as follows:

                  SECTION 2.04 TRANSFER OF SHARES. Except as otherwise provided by the Trustees, Shares shall be transferable on the records of the Trust only by the record holder thereof or by his agent thereunto duly authorized in writing, upon delivery to the Trustees or the Trust's transfer agent of a duly executed instrument of transfer and such evidence of the genuineness of such execution and authorization and of such other matters as may be required by the Trustees. Upon such delivery the transfer shall be recorded on the register of the Trust. Until such record is made, the Shareholder of record shall be deemed to be the holder of such Shares for all purposes hereunder and neither the Trustees nor the Trust, nor any transfer agent or registrar nor any officer, employee or agent of the Trust shall be affected by any notice of the proposed transfer.

                  SECTION 2.06 ESTABLISHMENT OF SERIES. The Trust created hereby shall consist of one or more Series and separate and distinct records shall be maintained by the Trust for each Series and the assets associated with any such Series shall be held and accounted for separately from the assets of the Trust or any other Series. The Trustees shall have full power and authority, in their sole discretion, and without obtaining any prior authorization or vote of the Shareholders of any Series of the Trust, to establish and designate and to change in any manner any such Series of Shares or any classes of initial or additional Series and to fix such preferences, voting powers, rights and privileges of such Series or classes thereof as the Trustees may from time to time determine, to divide or combine the Shares or any Series or classes thereof into a greater or lesser number, to classify or reclassify any issued Shares or any Series or classes thereof into one or more Series or classes of Shares, and to take such other action with respect to the Shares as the Trustees may deem desirable. The establishment and designation of any Series shall be effective upon the adoption of a resolution by a majority of the Trustees setting forth such establishment and designation and the relative rights and preferences of the Shares of such Series. A Series may issue any number of Shares and need not issue shares. At any time that there are no Shares outstanding of any particular Series previously established and designated, the Trustees may by a majority vote abolish that Series and the establishment and designation thereof.

                  All references to Shares in this Trust Instrument shall be deemed to be Shares of any or all Series, or classes thereof, as the context may require. All provisions herein relating to the Trust shall apply equally to each Series of the Trust, and each class thereof, except as the context otherwise requires.

                  Each Share of a Series of the Trust shall represent an equal beneficial interest in the net assets of such Series. Each holder of Shares of a Series shall be entitled to receive his pro rata share of all distributions made with respect to such Series. Upon redemption of his Shares, such Shareholder shall be paid solely out of the funds and property of such Series of the Trust.

         (5)        (a)* Form of Investment Advisory Agreement between the Trust and Schroder Capital Management International Inc. dated January 9, 1996, with respect to Schroder Emerging Markets Fund Institutional Portfolio, (filed as Exhibit 5(a) to Registrant's PEA No. 46 via EDGAR on
                         January      10,      1996,       accession      number
                         0000912057-96-000285).

                    (b)* Investment  Advisory  Agreement  between  the Trust and
                         Schroder Capital Management International Inc. dated January 9, 1996, with respect to Schroder U.S. Equity Fund (filed as Exhibit (5) to Registrant's PEA No. 61 via EDGAR on April 18, 1997, accession number 0000912057-97-013527).

                    (c)* Investment  Advisory  Agreement  between  the Trust and
                         Schroder Capital Management International, Inc. dated January 9, 1996, with respect to Schroder U.S. Smaller Companies Fund, Schroder Latin America Fund and International Equity Fund (filed as Exhibit 5(c) to Registrant's PEA No. 63 via EDGAR on July 18, 1997, accession number 0001004402-97-000035).

                    (d)* Investment  Advisory  Agreement  between  the Trust and
                         Schroder Capital Management International Inc. dated March 15, 1996, with respect to Schroder International Smaller Companies Fund and Schroder Global Asset Allocation Fund (filed as Exhibit 5(d) to Registrant's PEA No. 63 via EDGAR on July 18, 1997, accession number 0001004402-97-000035).

         (6)        (a)* Distribution  Agreement  between the Trust and Schroder
                         Fund Advisors Inc. dated January 9, 1996, with respect to Schroder U.S. Equity Fund (filed as Exhibit (6) to Registrant's PEA No. 61 via EDGAR on April 18, 1997, accession number 0000912057-97-013527).

                    (b)* Form of  Distribution  Agreement  between the Trust and
                         Schroder Fund Advisors Inc. dated January 9, 1996, as amended, with respect to Schroder Emerging Markets Fund Institutional Portfolio, Schroder U.S. Smaller Companies Fund, Schroder Latin American Fund, Schroder International Fund, Schroder International Smaller Companies Fund and Schroder Global Asset Allocation Fund (filed as Exhibit (6) to Registrant's Post Effective Amendment No. 46 via EDGAR on January 10, 1996, accession number 0000912057-96-000285).

         (7)      Not Applicable.

         (8)* Global Custody Agreement between the Trust and The Chase Manhattan Bank, N.A. dated January 9, 1996, as amended May 3, 1996 (filed as Exhibit (8) to Registrant's PEA No. 61 via EDGAR on April 18, 1997, accession number 0000912057-97-013527).

         (9)        (a)* Administration Agreement between the Trust and Schroder
                         Fund Advisors Inc. dated November 26, 1996, with respect to Schroder International Fund, Schroder U.S. Smaller Companies Fund, Schroder Latin American Fund, Schroder Emerging Markets Fund Institutional Portfolio, Schroder International Smaller Companies Fund and Schroder

                       Global Asset Allocation Fund (filed as Exhibit 9(a) to Registrant's Post-Effective Amendment No. 64 via EDGAR on September 30 1997, accession number 0001004402-97-000103).

                    (b)* Subadministration Agreement between the Trust and Forum
                         Administrative Services, LLC dated February 1, 1997, with respect to Schroder International Fund, Schroder U.S. Equity Fund, Schroder U.S. Smaller Companies Fund, Schroder Latin American Fund, Schroder Emerging Markets Fund Institutional Portfolio, Schroder International
                         Smaller Companies Fund and Schroder Global Asset Allocation Fund (filed as Exhibit 9(b) to Registrant's Post-Effective Amendment No. 61 via EDGAR on April 18, 1997, accession number 0000912057-97-013527).

                    (c)* Form of Transfer Agency Agreement between the Trust and
                         Forum Financial Corp. dated January 9, 1996, as amended, with respect to Schroder International Fund, Schroder U.S. Equity Fund, Schroder U.S. Smaller Companies Fund, Schroder Latin American Fund, Schroder Emerging Markets Fund Institutional Portfolio, Schroder International Smaller Companies Fund and Schroder Global Asset Allocation Fund (filed as Exhibit 9(c) to Registrant's PEA No. 46 via EDGAR on January 10, 1996, accession number 0000912057-96-000285).

                    (d)* Fund Accounting  Agreement  between the Trust and Forum
                         Financial Corp. dated January 9, 1996, as amended, with respect to Schroder International Fund, Schroder U.S. Equity Fund, Schroder U.S. Smaller Companies Fund, Schroder Latin American Fund, Schroder Emerging Markets Fund Institutional Portfolio, Schroder International
                         Smaller Companies Fund and Schroder Global Asset Allocation Fund (filed as Exhibit 9(d) to Registrant's PEA No. 61 via EDGAR on April 18, 1997, accession number 0000912057-97-013527).

         (10)     To be filed by Post-Effective Amendment.

         (11)     Not Applicable.

         (12)     Not Applicable.

         (13)     Not Applicable.

         (14)     Not Applicable.

         (15)*    Distribution  Plan  adopted  by  Registrant (filed as  Exhibit
                  15(a) to Registrant's PEA No. 46 via EDGAR  on  January    10,
                  1996,  accession  number 0000912057-96-000285).

         (16)       (a)* Schedule of Sample Performance Calculations -- Schroder
                         U.S. Equity Fund (filed as Exhibit 16 to Registrant's PEA No. 61 via EDGAR on April 18, 1997, accession number 0000912057-97-013527).

                    (b)* Schedule of Sample Performance Calculations -- Schroder
                         U.S. Smaller Companies Fund (filed as Exhibit 16(b) to Registrant's PEA No. 64 via EDGAR on September 30, 1997, accession number 0001004402-97-000103).

         (17)     Not Applicable.

         (18)    Multiclass (Rule 18f-3) Plan adopted by Trust (filed herewith).

Other Exhibits:

         * Copies of Power of Attorney pursuant to which the Trustees and President have signed this Post-Effective Amendment (filed as an Other Exhibit to PEA No. 62 via EDGAR on June 30, 1997, accession number 0001004402-97-000030).

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

None.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

---------------------------------------------------------------------- --- -------------------------------------
                                                                                 NUMBER OF RECORDHOLDERS
TITLE OF CLASS (FUND)                                                                 AS OF 12/31/97
----------------------------------------------------------------------     -------------------------------------
                                                                               ADVISOR             INVESTOR
----------------------------------------------------------------------     ----------------    -----------------
Schroder U.S. Equity Fund                                                                0                  582
----------------------------------------------------------------------     ----------------    -----------------
Schroder International Fund                                                              0                  602
----------------------------------------------------------------------     ----------------    -----------------
Schroder U.S. Smaller Companies Fund                                                     2                  521
----------------------------------------------------------------------     ----------------    -----------------
Schroder Emerging Markets Fund Institutional Portfolio                                   4                   25
----------------------------------------------------------------------     ----------------    -----------------
Schroder International Smaller Companies Fund                                            0                    2
----------------------------------------------------------------------     ----------------    -----------------
Schroder Emerging Markets Fund                                                           0                    2
----------------------------------------------------------------------     ----------------    -----------------
Schroder Micro Cap Fund                                                                N/A                    8
----------------------------------------------------------------------     ----------------    -----------------

ITEM 27.  INDEMNIFICATION.

In  accordance  with Section 3803 of the Delaware  Business  Trust Act,  Section
10.02 of the Registrant's Trust Instrument provides as follows:

"Section 10.02   Indemnification.

"(a) Subject to the exceptions and limitations contained in subsection 10.02(b):

"(i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

"(ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

"(b)  No indemnification shall be provided hereunder to a Covered Person:

"(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

"(ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office, (A) By the court or other body approving the settlement; (B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

"(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

"(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection 10.02(a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Subsection 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02."


ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

The following are the directors and principal officers of Schroder Capital Management International Inc. ("SCMI"), including their business connections of a substantial nature. The address of each company listed, unless otherwise noted, is 33 Gutter Lane, London EC2V 8AS, United Kingdom. Schroder Capital Management International Limited ("Schroder Ltd."), a United Kingdom affiliate of SCMI, provides investment management services to international clients located principally in the United States.

          David M. Salisbury. Chief Executive Officer, Director and Chairman of SCMI; Joint Chief Executive and Director of Schroder Ltd.; and Director of Schroders plc.

          Richard R. Foulkes. Deputy Chairman/Executive Vice President of SCMI; and Director of Schroder Ltd.

          John A. Troiano. Chief Executive and Director of SCMI; and Director of Schroder Ltd.

          David Gibson. Senior Vice President and Director of SCMI; Director of Schroder Capital Management; and Senior Vice President of Schroder Ltd.

          John S. Ager. Senior Vice President and Director of SCMI; and Director of Schroder Ltd.

          Sharon L. Haugh. Executive Vice President and Director of SCMI; Director and Chairman of Schroder Advisors Inc.; and Director of Schroder Ltd.

          Gavin D.L. Ralston. Senior Vice President and Managing Director of SCMI; Director of Schroder Ltd.

          Mark J. Smith. Senior Vice President and Director of SCMI; and Director of Schroder Ltd.

          Robert G. Davy. Senior Vice President; Director of Schroder Ltd.; and an officer of open end investment companies for which SCMI and/or its affiliates provide investment services.

          Jane P. Lucas. Senior Vice President and Director of SCMI; Director of Schroder Advisors Inc.; and Director of Schroder Capital Management.

          C. John Govett. Director of SCMI; Group Managing Director of Schroder Ltd.; and Director of Schroders plc.

          Phillipa J. Gould. Senior Vice President and Director of SCMI.

          Louise Croset. First Vice President and Director of SCMI and First Vice President of Schroder Ltd.

          Abdallah Nauphal. Group Vice President and Director of SCMI.

ITEM 29. PRINCIPAL UNDERWRITERS.

(a) Schroder Fund Advisors Inc., the Registrant's principal underwriter, also serves as principal underwriter for Schroder Series Trust.

(b)  Following  is  information  with  respect to each  officer and  director of
Schroder Fund Advisors Inc., the Distributor of the shares of Schroder International Fund, Schroder U.S. Equity Fund, Schroder U.S. Smaller Companies Fund, Schroder Emerging Markets Fund Institutional Portfolio, Schroder International Smaller Companies Fund, Schroder International Bond Fund and Schroder Latin American Fund (each, a series of the Registrant):

Catherine A. Mazza. President.

Mark J. Smith. Director and Senior Vice President.

Sharon L. Haugh. Chairman and Director.

Fergal Cassidy. Treasurer and CFO.

Alexandra Poe. Secretary and Senior Vice President.

Jane E. Lucas. Director.

* Address for each is 787 Seventh Avenue, New York, New York 10019 except for Mark J. Smith, whose address is 33 Gutter Lane, London, England, EC2V 8AS.

(c)  Not Applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

The accounts, books and other documents required to be maintained by Registrant with respect to Registrant's series pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Schroder Capital Management International Inc. (investment management records) and Schroder Fund Advisors Inc. (administrator and distributor records), 787 Seventh Avenue, New York, New York 10019, except that certain items are maintained at the following locations:

(a) Forum Accounting Services, LLC, Two Portland Square, Portland, Maine 04101 (fund accounting records).

(b) Forum Administrative  Services,  LLC, Two Portland Square,  Portland,  Maine
04101   (corporate   minutes   and  all  other   records   required   under  the
Subadministration Agreement).

(c)  Forum  Financial  Corp.,  Two  Portland  Square,   Portland,   Maine  04101
(shareholder records).

ITEM 31. MANAGEMENT SERVICES.

None.

ITEM 32. UNDERTAKINGS.

(a) Registrant undertakes to file a post-effective amendment(s), using financial statements that need not be certified, within four to six months from the latter of the effective date of Registrant's post-effective amendment to its Securities Act of 1933 Registration Statement relating to the prospectuses offering Advisor Shares and Investor Shares of Schroder Asia Fund and/or Schroder Japan Fund or the commencement of operation of each of the respective Funds; and

(b) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders relating to the portfolio or class thereof to which the prospectus relates upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 with respect to Rule 485(a) under the Securities Act of 1933, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York on the 21st day of January, 1998.

                                              SCHRODER CAPITAL FUNDS (DELAWARE)


                                              By:/s/  Catherine A. Mazza
                                                ----------------------------
                                              Catherine A. Mazza
                                              Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed below by the following persons on the 21st day of January, 1998.

SIGNATURES                                               TITLE
----------                                               ------

(a)      Principal Executive Officer

         Mark J. Smith                                   President

         By: /s/ Thomas G. Sheehan
           ------------------------------
         Thomas G. Sheehan, Attorney-in-Fact

(b)      Principal Financial and
           Accounting Officer

         /s/ Fergal Cassidy
         --------------------------------
         Fergal Cassidy                                  Treasurer



(c)      The Trustees

         Peter E. Guernsey*                              Trustee
         John I. Howell*                                 Trustee
         Hermann C. Schwab*                              Trustee
         Clarence F. Michalis*                           Trustee
         Mark J. Smith*                                  Trustee
         Hon. David N. Dinkins                           Trustee
         Peter S. Knight                                 Trustee
         Sharon L. Haugh                                 Trustee

         *By: /s/ Thomas G. Sheehan
            ------------------------------
         Thomas G. Sheehan, Attorney-in-Fact

                                   SIGNATURES



Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement for Schroder Capital Funds (Delaware) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 23rd day of January, 1998.



                                                SCHRODER CAPITAL FUNDS

                                                By: /s/  Catherine A. Mazza
                                                    -------------------------
                                                         Catherine A. Mazza
                                                         Vice President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment of Schroder Capital Funds (Delaware) has been signed below by the following persons on the 21st day of January, 1998.

SIGNATURES                                                      TITLE
----------                                                      -----

(a)      Principal Executive Officer

         Mark J. Smith                                          President

         By: /s/ Thomas G. Sheehan
           ----------------------------
         Thomas G. Sheehan, Attorney-in-Fact

(b)      Principal Financial and
           Accounting Officer

         /s/ Thomas G. Sheehan
         -----------------------------
         Thomas G. Sheehan                                      Treasurer



(c)      The Trustees

         Peter E. Guernsey*                                     Trustee
         John I. Howell*                                        Trustee
         Hermann C. Schwab*                                     Trustee
         Clarence F. Michalis*                                  Trustee
         Mark J. Smith*                                         Trustee
         Hon. David N. Dinkins                                  Trustee
         Peter S. Knight                                        Trustee
         Sharon L. Haugh                                        Trustee

         *By: /s/ Thomas G. Sheehan
             -------------------------------
         Thomas G. Sheehan, Attorney-in-Fact

INDEX TOEXHIBITS


EXHIBIT

(18)     Schroder Capital Funds (Delaware) Multiclass (Rule 18f-3) Plan